UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05576

Name of Fund:  BlackRock Global Allocation Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2026

Date of reporting period: 04/30/2026

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock Global Allocation Fund, Inc.

Class K Shares | MKLOX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$83	0.75%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class K shares returned 21.76%.

  For the same period, the Fund’s benchmark, the FTSE World Index returned 33.25% and the Reference Benchmark (a custom blended benchmark, consisting of 36% S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 20.50%.

What contributed to performance?

In equities, holdings within the information technology, industrials, communication services and financials sectors contributed to absolute performance. Positions in investment grade and high yield corporate bonds positively impacted return in fixed income, along with holdings of securitized assets. Holdings in gold-related securities were additive as well.

The Fund’s weighting in cash and cash equivalents was approximately 5% of net assets at the close of the period. The cash position helped manage portfolio volatility and served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives in aggregate added to performance in the annual period.

What detracted from performance?

In equities, holdings within the healthcare sector detracted, as did the use of interest rate derivatives within fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	FTSE World Index	Reference Benchmark
Apr 16	$10,000	$10,000	$10,000
May 16	$9,950	$10,029	$9,985
Jun 16	$9,956	$9,955	$10,062
Jul 16	$10,249	$10,389	$10,330
Aug 16	$10,293	$10,409	$10,308
Sep 16	$10,343	$10,474	$10,364
Oct 16	$10,210	$10,300	$10,167
Nov 16	$10,238	$10,401	$10,095
Dec 16	$10,339	$10,651	$10,220
Jan 17	$10,520	$10,934	$10,402
Feb 17	$10,718	$11,249	$10,602
Mar 17	$10,808	$11,385	$10,674
Apr 17	$10,944	$11,569	$10,818
May 17	$11,114	$11,830	$11,011
Jun 17	$11,136	$11,886	$11,029
Jul 17	$11,365	$12,191	$11,255
Aug 17	$11,405	$12,232	$11,316
Sep 17	$11,473	$12,487	$11,409
Oct 17	$11,558	$12,740	$11,532
Nov 17	$11,683	$13,005	$11,716
Dec 17	$11,756	$13,216	$11,824
Jan 18	$12,183	$13,931	$12,234
Feb 18	$11,803	$13,369	$11,915
Mar 18	$11,714	$13,098	$11,818
Apr 18	$11,661	$13,236	$11,819
May 18	$11,649	$13,255	$11,827
Jun 18	$11,577	$13,210	$11,799
Jul 18	$11,795	$13,632	$12,018
Aug 18	$11,813	$13,763	$12,110
Sep 18	$11,765	$13,856	$12,121
Oct 18	$11,216	$12,833	$11,563
Nov 18	$11,359	$12,988	$11,680
Dec 18	$10,897	$12,058	$11,272
Jan 19	$11,461	$12,999	$11,847
Feb 19	$11,593	$13,355	$12,011
Mar 19	$11,718	$13,516	$12,163
Apr 19	$11,900	$13,992	$12,409
May 19	$11,580	$13,195	$12,063
Jun 19	$12,057	$14,063	$12,634
Jul 19	$12,011	$14,119	$12,643
Aug 19	$12,011	$13,808	$12,599
Sep 19	$12,100	$14,132	$12,724
Oct 19	$12,355	$14,521	$12,956
Nov 19	$12,515	$14,894	$13,107
Dec 19	$12,814	$15,403	$13,390
Jan 20	$12,834	$15,259	$13,389
Feb 20	$12,330	$13,976	$12,775
Mar 20	$11,235	$12,090	$11,779
Apr 20	$12,150	$13,402	$12,569
May 20	$12,628	$14,042	$12,927
Jun 20	$12,887	$14,448	$13,167
Jul 20	$13,557	$15,163	$13,667
Aug 20	$14,090	$16,127	$14,155
Sep 20	$13,878	$15,603	$13,875
Oct 20	$13,625	$15,140	$13,619
Nov 20	$14,945	$17,113	$14,713
Dec 20	$15,540	$17,918	$15,176
Jan 21	$15,490	$17,769	$15,051
Feb 21	$15,684	$18,213	$15,168
Mar 21	$15,813	$18,824	$15,413
Apr 21	$16,372	$19,694	$15,889
May 21	$16,587	$20,004	$16,103
Jun 21	$16,580	$20,268	$16,143
Jul 21	$16,565	$20,553	$16,365
Aug 21	$16,746	$21,059	$16,581
Sep 21	$16,202	$20,179	$16,058
Oct 21	$16,671	$21,234	$16,499
Nov 21	$16,232	$20,744	$16,280
Dec 21	$16,600	$21,672	$16,714
Jan 22	$15,943	$20,582	$16,115
Feb 22	$15,594	$20,099	$15,846
Mar 22	$15,483	$20,643	$15,896
Apr 22	$14,652	$18,945	$14,860
May 22	$14,794	$19,009	$14,932
Jun 22	$13,907	$17,314	$13,984
Jul 22	$14,555	$18,626	$14,708
Aug 22	$14,126	$17,895	$14,127
Sep 22	$13,159	$16,204	$13,076
Oct 22	$13,588	$17,329	$13,603
Nov 22	$14,370	$18,615	$14,442
Dec 22	$13,975	$17,870	$14,108
Jan 23	$14,715	$19,153	$14,850
Feb 23	$14,194	$18,674	$14,442
Mar 23	$14,522	$19,251	$14,914
Apr 23	$14,648	$19,582	$15,112
May 23	$14,488	$19,430	$14,913
Jun 23	$14,959	$20,565	$15,395
Jul 23	$15,243	$21,276	$15,728
Aug 23	$14,888	$20,746	$15,432
Sep 23	$14,338	$19,876	$14,898
Oct 23	$14,127	$19,300	$14,594
Nov 23	$15,082	$21,142	$15,650
Dec 23	$15,764	$22,191	$16,322
Jan 24	$15,747	$22,394	$16,350
Feb 24	$16,200	$23,328	$16,652
Mar 24	$16,602	$24,093	$17,019
Apr 24	$15,986	$23,228	$16,511
May 24	$16,551	$24,227	$17,009
Jun 24	$16,747	$24,756	$17,225
Jul 24	$16,940	$25,193	$17,596
Aug 24	$17,294	$25,870	$18,012
Sep 24	$17,587	$26,336	$18,306
Oct 24	$17,144	$25,789	$17,813
Nov 24	$17,684	$26,838	$18,192
Dec 24	$17,230	$26,177	$17,806
Jan 25	$17,710	$27,122	$18,226
Feb 25	$17,691	$26,919	$18,284
Mar 25	$17,230	$25,791	$17,929
Apr 25	$17,654	$26,094	$18,293
May 25	$18,364	$27,666	$18,891
Jun 25	$19,112	$28,925	$19,508
Jul 25	$19,003	$29,327	$19,544
Aug 25	$19,468	$30,089	$19,989
Sep 25	$19,981	$31,141	$20,418
Oct 25	$20,253	$31,879	$20,703
Nov 25	$20,349	$31,940	$20,780
Dec 25	$20,635	$32,323	$20,972
Jan 26	$21,222	$33,323	$21,480
Feb 26	$21,496	$33,891	$21,872
Mar 26	$20,179	$31,469	$20,675
Apr 26	$21,496	$34,769	$22,044

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	21.76%	5.60%	7.95%
FTSE World Index...
	33.25	12.04	13.27
Reference Benchmark...
	20.50	6.77	8.23

Key Fund statistics

Table Summary
Net Assets...
$17,228,498,631
Number of Portfolio Holdings...
3,339
Net Investment Advisory Fees...
$120,853,582
Portfolio Turnover Rate...
130%

The Reference Benchmark is comprised of the returns of the S&P 500 Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%) and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Performance shown prior to the Class K Shares inception date of June 8, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Ten largest holdings

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	66.8%	-%	66.8%
United Kingdom...
	4.2	-	4.2
Canada...
	2.6	-	2.6
France...
	2.5	-	2.5
Taiwan...
	2.2	-	2.2
Japan...
	2.1	-	2.1
Netherlands...
	2.1	-	2.1
Italy...
	1.8	-	1.8
China...
	1.7	-	1.7
Germany...
	1.7	-	1.7
OtherFootnote Reference(b)...
	12.3	-	12.3
Total...
	100.0%	-%	100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(c)
Alphabet, Inc., Class C...
2.9%
NVIDIA Corp...
2.7
Apple, Inc...
2.2
Taiwan Semiconductor Manufacturing Co. Ltd...
1.8
Amazon.com, Inc...
1.8
Broadcom, Inc...
1.5
SPDR Gold Shares...
1.5
Microsoft Corp...
1.4
Meta Platforms, Inc., Class A...
1.1
ASML Holding NV...
1.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	Excludes short-term securities, short investments and options, if any.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Fund, Inc.

Class K Shares | MKLOX

Annual Shareholder Report — April 30, 2026

MKLOX-04/26-AR

BlackRock Global Allocation Fund, Inc.

Class R Shares | MRLOX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$162	1.46%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class R shares returned 20.91%.

  For the same period, the Fund’s benchmark, the FTSE World Index returned 33.25% and the Reference Benchmark (a custom blended benchmark, consisting of 36% S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 20.50%.

What contributed to performance?

In equities, holdings within the information technology, industrials, communication services and financials sectors contributed to absolute performance. Positions in investment grade and high yield corporate bonds positively impacted return in fixed income, along with holdings of securitized assets. Holdings in gold-related securities were additive as well.

The Fund’s weighting in cash and cash equivalents was approximately 5% of net assets at the close of the period. The cash position helped manage portfolio volatility and served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives in aggregate added to performance in the annual period.

What detracted from performance?

In equities, holdings within the healthcare sector detracted, as did the use of interest rate derivatives within fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Class R Shares	FTSE World Index	Reference Benchmark
Apr 16	$10,000	$10,000	$10,000
May 16	$9,948	$10,029	$9,985
Jun 16	$9,942	$9,955	$10,062
Jul 16	$10,227	$10,389	$10,330
Aug 16	$10,268	$10,409	$10,308
Sep 16	$10,315	$10,474	$10,364
Oct 16	$10,175	$10,300	$10,167
Nov 16	$10,198	$10,401	$10,095
Dec 16	$10,290	$10,651	$10,220
Jan 17	$10,468	$10,934	$10,402
Feb 17	$10,657	$11,249	$10,602
Mar 17	$10,740	$11,385	$10,674
Apr 17	$10,865	$11,569	$10,818
May 17	$11,030	$11,830	$11,011
Jun 17	$11,048	$11,886	$11,029
Jul 17	$11,267	$12,191	$11,255
Aug 17	$11,303	$12,232	$11,316
Sep 17	$11,362	$12,487	$11,409
Oct 17	$11,439	$12,740	$11,532
Nov 17	$11,557	$13,005	$11,716
Dec 17	$11,622	$13,216	$11,824
Jan 18	$12,037	$13,931	$12,234
Feb 18	$11,660	$13,369	$11,915
Mar 18	$11,560	$13,098	$11,818
Apr 18	$11,498	$13,236	$11,819
May 18	$11,486	$13,255	$11,827
Jun 18	$11,412	$13,210	$11,799
Jul 18	$11,615	$13,632	$12,018
Aug 18	$11,627	$13,763	$12,110
Sep 18	$11,571	$13,856	$12,121
Oct 18	$11,025	$12,833	$11,563
Nov 18	$11,162	$12,988	$11,680
Dec 18	$10,702	$12,058	$11,272
Jan 19	$11,249	$12,999	$11,847
Feb 19	$11,373	$13,355	$12,011
Mar 19	$11,490	$13,516	$12,163
Apr 19	$11,659	$13,992	$12,409
May 19	$11,340	$13,195	$12,063
Jun 19	$11,796	$14,063	$12,634
Jul 19	$11,746	$14,119	$12,643
Aug 19	$11,746	$13,808	$12,599
Sep 19	$11,818	$14,132	$12,724
Oct 19	$12,063	$14,521	$12,956
Nov 19	$12,215	$14,894	$13,107
Dec 19	$12,499	$15,403	$13,390
Jan 20	$12,513	$15,259	$13,389
Feb 20	$12,012	$13,976	$12,775
Mar 20	$10,940	$12,090	$11,779
Apr 20	$11,826	$13,402	$12,569
May 20	$12,279	$14,042	$12,927
Jun 20	$12,527	$14,448	$13,167
Jul 20	$13,172	$15,163	$13,667
Aug 20	$13,682	$16,127	$14,155
Sep 20	$13,469	$15,603	$13,875
Oct 20	$13,214	$15,140	$13,619
Nov 20	$14,483	$17,113	$14,713
Dec 20	$15,053	$17,918	$15,176
Jan 21	$15,001	$17,769	$15,051
Feb 21	$15,171	$18,213	$15,168
Mar 21	$15,290	$18,824	$15,413
Apr 21	$15,823	$19,694	$15,889
May 21	$16,023	$20,004	$16,103
Jun 21	$16,001	$20,268	$16,143
Jul 21	$15,984	$20,553	$16,365
Aug 21	$16,149	$21,059	$16,581
Sep 21	$15,617	$20,179	$16,058
Oct 21	$16,055	$21,234	$16,499
Nov 21	$15,624	$20,744	$16,280
Dec 21	$15,964	$21,672	$16,714
Jan 22	$15,326	$20,582	$16,115
Feb 22	$14,983	$20,099	$15,846
Mar 22	$14,868	$20,643	$15,896
Apr 22	$14,067	$18,945	$14,860
May 22	$14,189	$19,009	$14,932
Jun 22	$13,331	$17,314	$13,984
Jul 22	$13,944	$18,626	$14,708
Aug 22	$13,526	$17,895	$14,127
Sep 22	$12,587	$16,204	$13,076
Oct 22	$12,996	$17,329	$13,603
Nov 22	$13,735	$18,615	$14,442
Dec 22	$13,352	$17,870	$14,108
Jan 23	$14,048	$19,153	$14,850
Feb 23	$13,544	$18,674	$14,442
Mar 23	$13,848	$19,251	$14,914
Apr 23	$13,961	$19,582	$15,112
May 23	$13,796	$19,430	$14,913
Jun 23	$14,240	$20,565	$15,395
Jul 23	$14,501	$21,276	$15,728
Aug 23	$14,153	$20,746	$15,432
Sep 23	$13,622	$19,876	$14,898
Oct 23	$13,413	$19,300	$14,594
Nov 23	$14,318	$21,142	$15,650
Dec 23	$14,949	$22,191	$16,322
Jan 24	$14,932	$22,394	$16,350
Feb 24	$15,344	$23,328	$16,652
Mar 24	$15,721	$24,093	$17,019
Apr 24	$15,125	$23,228	$16,511
May 24	$15,651	$24,227	$17,009
Jun 24	$15,835	$24,756	$17,225
Jul 24	$16,004	$25,193	$17,596
Aug 24	$16,331	$25,870	$18,012
Sep 24	$16,594	$26,336	$18,306
Oct 24	$16,167	$25,789	$17,813
Nov 24	$16,667	$26,838	$18,192
Dec 24	$16,231	$26,177	$17,806
Jan 25	$16,676	$27,122	$18,226
Feb 25	$16,647	$26,919	$18,284
Mar 25	$16,203	$25,791	$17,929
Apr 25	$16,590	$26,094	$18,293
May 25	$17,252	$27,666	$18,891
Jun 25	$17,942	$28,925	$19,508
Jul 25	$17,829	$29,327	$19,544
Aug 25	$18,256	$30,089	$19,989
Sep 25	$18,724	$31,141	$20,418
Oct 25	$18,962	$31,879	$20,703
Nov 25	$19,042	$31,940	$20,780
Dec 25	$19,301	$32,323	$20,972
Jan 26	$19,831	$33,323	$21,480
Feb 26	$20,080	$33,891	$21,872
Mar 26	$18,844	$31,469	$20,675
Apr 26	$20,060	$34,769	$22,044

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	20.91%	4.86%	7.21%
FTSE World Index...
	33.25	12.04	13.27
Reference Benchmark...
	20.50	6.77	8.23

Key Fund statistics

Table Summary
Net Assets...
$17,228,498,631
Number of Portfolio Holdings...
3,339
Net Investment Advisory Fees...
$120,853,582
Portfolio Turnover Rate...
130%

Average annual total returns reflect reductions for distribution and service fees.

The Reference Benchmark is comprised of the returns of the S&P 500 Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%) and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Ten largest holdings

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	66.8%	-%	66.8%
United Kingdom...
	4.2	-	4.2
Canada...
	2.6	-	2.6
France...
	2.5	-	2.5
Taiwan...
	2.2	-	2.2
Japan...
	2.1	-	2.1
Netherlands...
	2.1	-	2.1
Italy...
	1.8	-	1.8
China...
	1.7	-	1.7
Germany...
	1.7	-	1.7
OtherFootnote Reference(b)...
	12.3	-	12.3
Total...
	100.0%	-%	100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(c)
Alphabet, Inc., Class C...
2.9%
NVIDIA Corp...
2.7
Apple, Inc...
2.2
Taiwan Semiconductor Manufacturing Co. Ltd...
1.8
Amazon.com, Inc...
1.8
Broadcom, Inc...
1.5
SPDR Gold Shares...
1.5
Microsoft Corp...
1.4
Meta Platforms, Inc., Class A...
1.1
ASML Holding NV...
1.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	Excludes short-term securities, short investments and options, if any.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Fund, Inc.

Class R Shares | MRLOX

Annual Shareholder Report — April 30, 2026

MRLOX-04/26-AR

BlackRock Global Allocation Fund, Inc.

Institutional Shares | MALOX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.84%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Institutional shares returned 21.62%.

  For the same period, the Fund’s benchmark, the FTSE World Index returned 33.25% and the Reference Benchmark (a custom blended benchmark, consisting of 36% S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 20.50%.

What contributed to performance?

In equities, holdings within the information technology, industrials, communication services and financials sectors contributed to absolute performance. Positions in investment grade and high yield corporate bonds positively impacted return in fixed income, along with holdings of securitized assets. Holdings in gold-related securities were additive as well.

The Fund’s weighting in cash and cash equivalents was approximately 5% of net assets at the close of the period. The cash position helped manage portfolio volatility and served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives in aggregate added to performance in the annual period.

What detracted from performance?

In equities, holdings within the healthcare sector detracted, as did the use of interest rate derivatives within fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	FTSE World Index	Reference Benchmark
Apr 16	$10,000	$10,000	$10,000
May 16	$9,950	$10,029	$9,985
Jun 16	$9,956	$9,955	$10,062
Jul 16	$10,244	$10,389	$10,330
Aug 16	$10,288	$10,409	$10,308
Sep 16	$10,338	$10,474	$10,364
Oct 16	$10,205	$10,300	$10,167
Nov 16	$10,233	$10,401	$10,095
Dec 16	$10,334	$10,651	$10,220
Jan 17	$10,515	$10,934	$10,402
Feb 17	$10,707	$11,249	$10,602
Mar 17	$10,797	$11,385	$10,674
Apr 17	$10,933	$11,569	$10,818
May 17	$11,103	$11,830	$11,011
Jun 17	$11,125	$11,886	$11,029
Jul 17	$11,349	$12,191	$11,255
Aug 17	$11,389	$12,232	$11,316
Sep 17	$11,457	$12,487	$11,409
Oct 17	$11,542	$12,740	$11,532
Nov 17	$11,666	$13,005	$11,716
Dec 17	$11,740	$13,216	$11,824
Jan 18	$12,166	$13,931	$12,234
Feb 18	$11,787	$13,369	$11,915
Mar 18	$11,692	$13,098	$11,818
Apr 18	$11,639	$13,236	$11,819
May 18	$11,627	$13,255	$11,827
Jun 18	$11,556	$13,210	$11,799
Jul 18	$11,774	$13,632	$12,018
Aug 18	$11,786	$13,763	$12,110
Sep 18	$11,738	$13,856	$12,121
Oct 18	$11,196	$12,833	$11,563
Nov 18	$11,339	$12,988	$11,680
Dec 18	$10,875	$12,058	$11,272
Jan 19	$11,437	$12,999	$11,847
Feb 19	$11,568	$13,355	$12,011
Mar 19	$11,687	$13,516	$12,163
Apr 19	$11,868	$13,992	$12,409
May 19	$11,550	$13,195	$12,063
Jun 19	$12,025	$14,063	$12,634
Jul 19	$11,981	$14,119	$12,643
Aug 19	$11,981	$13,808	$12,599
Sep 19	$12,063	$14,132	$12,724
Oct 19	$12,324	$14,521	$12,956
Nov 19	$12,483	$14,894	$13,107
Dec 19	$12,783	$15,403	$13,390
Jan 20	$12,796	$15,259	$13,389
Feb 20	$12,293	$13,976	$12,775
Mar 20	$11,202	$12,090	$11,779
Apr 20	$12,115	$13,402	$12,569
May 20	$12,584	$14,042	$12,927
Jun 20	$12,849	$14,448	$13,167
Jul 20	$13,516	$15,163	$13,667
Aug 20	$14,041	$16,127	$14,155
Sep 20	$13,829	$15,603	$13,875
Oct 20	$13,577	$15,140	$13,619
Nov 20	$14,892	$17,113	$14,713
Dec 20	$15,482	$17,918	$15,176
Jan 21	$15,432	$17,769	$15,051
Feb 21	$15,625	$18,213	$15,168
Mar 21	$15,753	$18,824	$15,413
Apr 21	$16,303	$19,694	$15,889
May 21	$16,524	$20,004	$16,103
Jun 21	$16,510	$20,268	$16,143
Jul 21	$16,498	$20,553	$16,365
Aug 21	$16,671	$21,059	$16,581
Sep 21	$16,129	$20,179	$16,058
Oct 21	$16,596	$21,234	$16,499
Nov 21	$16,159	$20,744	$16,280
Dec 21	$16,525	$21,672	$16,714
Jan 22	$15,871	$20,582	$16,115
Feb 22	$15,524	$20,099	$15,846
Mar 22	$15,414	$20,643	$15,896
Apr 22	$14,586	$18,945	$14,860
May 22	$14,720	$19,009	$14,932
Jun 22	$13,838	$17,314	$13,984
Jul 22	$14,486	$18,626	$14,708
Aug 22	$14,059	$17,895	$14,127
Sep 22	$13,089	$16,204	$13,076
Oct 22	$13,515	$17,329	$13,603
Nov 22	$14,293	$18,615	$14,442
Dec 22	$13,908	$17,870	$14,108
Jan 23	$14,636	$19,153	$14,850
Feb 23	$14,118	$18,674	$14,442
Mar 23	$14,444	$19,251	$14,914
Apr 23	$14,561	$19,582	$15,112
May 23	$14,410	$19,430	$14,913
Jun 23	$14,870	$20,565	$15,395
Jul 23	$15,156	$21,276	$15,728
Aug 23	$14,795	$20,746	$15,432
Sep 23	$14,249	$19,876	$14,898
Oct 23	$14,039	$19,300	$14,594
Nov 23	$14,988	$21,142	$15,650
Dec 23	$15,664	$22,191	$16,322
Jan 24	$15,647	$22,394	$16,350
Feb 24	$16,097	$23,328	$16,652
Mar 24	$16,497	$24,093	$17,019
Apr 24	$15,885	$23,228	$16,511
May 24	$16,446	$24,227	$17,009
Jun 24	$16,641	$24,756	$17,225
Jul 24	$16,827	$25,193	$17,596
Aug 24	$17,178	$25,870	$18,012
Sep 24	$17,468	$26,336	$18,306
Oct 24	$17,020	$25,789	$17,813
Nov 24	$17,556	$26,838	$18,192
Dec 24	$17,111	$26,177	$17,806
Jan 25	$17,587	$27,122	$18,226
Feb 25	$17,559	$26,919	$18,284
Mar 25	$17,102	$25,791	$17,929
Apr 25	$17,523	$26,094	$18,293
May 25	$18,227	$27,666	$18,891
Jun 25	$18,968	$28,925	$19,508
Jul 25	$18,855	$29,327	$19,544
Aug 25	$19,316	$30,089	$19,989
Sep 25	$19,825	$31,141	$20,418
Oct 25	$20,084	$31,879	$20,703
Nov 25	$20,180	$31,940	$20,780
Dec 25	$20,469	$32,323	$20,972
Jan 26	$21,051	$33,323	$21,480
Feb 26	$21,322	$33,891	$21,872
Mar 26	$20,017	$31,469	$20,675
Apr 26	$21,312	$34,769	$22,044

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	21.62%	5.50%	7.86%
FTSE World Index...
	33.25	12.04	13.27
Reference Benchmark...
	20.50	6.77	8.23

Key Fund statistics

Table Summary
Net Assets...
$17,228,498,631
Number of Portfolio Holdings...
3,339
Net Investment Advisory Fees...
$120,853,582
Portfolio Turnover Rate...
130%

The Reference Benchmark is comprised of the returns of the S&P 500 Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%) and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Ten largest holdings

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	66.8%	-%	66.8%
United Kingdom...
	4.2	-	4.2
Canada...
	2.6	-	2.6
France...
	2.5	-	2.5
Taiwan...
	2.2	-	2.2
Japan...
	2.1	-	2.1
Netherlands...
	2.1	-	2.1
Italy...
	1.8	-	1.8
China...
	1.7	-	1.7
Germany...
	1.7	-	1.7
OtherFootnote Reference(b)...
	12.3	-	12.3
Total...
	100.0%	-%	100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(c)
Alphabet, Inc., Class C...
2.9%
NVIDIA Corp...
2.7
Apple, Inc...
2.2
Taiwan Semiconductor Manufacturing Co. Ltd...
1.8
Amazon.com, Inc...
1.8
Broadcom, Inc...
1.5
SPDR Gold Shares...
1.5
Microsoft Corp...
1.4
Meta Platforms, Inc., Class A...
1.1
ASML Holding NV...
1.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	Excludes short-term securities, short investments and options, if any.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Fund, Inc.

Institutional Shares | MALOX

Annual Shareholder Report — April 30, 2026

MALOX-04/26-AR

BlackRock Global Allocation Fund, Inc.

Investor A Shares | MDLOX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$119	1.08%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor A Shares returned 21.35%.

  For the same period, the Fund’s benchmark, the FTSE World Index returned 33.25% and the Reference Benchmark (a custom blended benchmark, consisting of 36% S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 20.50%.

What contributed to performance?

In equities, holdings within the information technology, industrials, communication services and financials sectors contributed to absolute performance. Positions in investment grade and high yield corporate bonds positively impacted return in fixed income, along with holdings of securitized assets. Holdings in gold-related securities were additive as well.

The Fund’s weighting in cash and cash equivalents was approximately 5% of net assets at the close of the period. The cash position helped manage portfolio volatility and served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives in aggregate added to performance in the annual period.

What detracted from performance?

In equities, holdings within the healthcare sector detracted, as did the use of interest rate derivatives within fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	FTSE World Index	Reference Benchmark
Apr 16	$9,475	$10,000	$10,000
May 16	$9,427	$10,029	$9,985
Jun 16	$9,433	$9,955	$10,062
Jul 16	$9,702	$10,389	$10,330
Aug 16	$9,744	$10,409	$10,308
Sep 16	$9,787	$10,474	$10,364
Oct 16	$9,660	$10,300	$10,167
Nov 16	$9,681	$10,401	$10,095
Dec 16	$9,775	$10,651	$10,220
Jan 17	$9,947	$10,934	$10,402
Feb 17	$10,125	$11,249	$10,602
Mar 17	$10,205	$11,385	$10,674
Apr 17	$10,334	$11,569	$10,818
May 17	$10,490	$11,830	$11,011
Jun 17	$10,512	$11,886	$11,029
Jul 17	$10,722	$12,191	$11,255
Aug 17	$10,759	$12,232	$11,316
Sep 17	$10,818	$12,487	$11,409
Oct 17	$10,899	$12,740	$11,532
Nov 17	$11,012	$13,005	$11,716
Dec 17	$11,077	$13,216	$11,824
Jan 18	$11,476	$13,931	$12,234
Feb 18	$11,117	$13,369	$11,915
Mar 18	$11,027	$13,098	$11,818
Apr 18	$10,970	$13,236	$11,819
May 18	$10,959	$13,255	$11,827
Jun 18	$10,892	$13,210	$11,799
Jul 18	$11,094	$13,632	$12,018
Aug 18	$11,100	$13,763	$12,110
Sep 18	$11,055	$13,856	$12,121
Oct 18	$10,535	$12,833	$11,563
Nov 18	$10,671	$12,988	$11,680
Dec 18	$10,232	$12,058	$11,272
Jan 19	$10,753	$12,999	$11,847
Feb 19	$10,877	$13,355	$12,011
Mar 19	$10,989	$13,516	$12,163
Apr 19	$11,161	$13,992	$12,409
May 19	$10,853	$13,195	$12,063
Jun 19	$11,297	$14,063	$12,634
Jul 19	$11,252	$14,119	$12,643
Aug 19	$11,252	$13,808	$12,599
Sep 19	$11,330	$14,132	$12,724
Oct 19	$11,565	$14,521	$12,956
Nov 19	$11,715	$14,894	$13,107
Dec 19	$11,994	$15,403	$13,390
Jan 20	$12,006	$15,259	$13,389
Feb 20	$11,525	$13,976	$12,775
Mar 20	$10,501	$12,090	$11,779
Apr 20	$11,357	$13,402	$12,569
May 20	$11,794	$14,042	$12,927
Jun 20	$12,037	$14,448	$13,167
Jul 20	$12,661	$15,163	$13,667
Aug 20	$13,150	$16,127	$14,155
Sep 20	$12,951	$15,603	$13,875
Oct 20	$12,706	$15,140	$13,619
Nov 20	$13,935	$17,113	$14,713
Dec 20	$14,487	$17,918	$15,176
Jan 21	$14,440	$17,769	$15,051
Feb 21	$14,615	$18,213	$15,168
Mar 21	$14,729	$18,824	$15,413
Apr 21	$15,247	$19,694	$15,889
May 21	$15,442	$20,004	$16,103
Jun 21	$15,429	$20,268	$16,143
Jul 21	$15,412	$20,553	$16,365
Aug 21	$15,575	$21,059	$16,581
Sep 21	$15,064	$20,179	$16,058
Oct 21	$15,497	$21,234	$16,499
Nov 21	$15,086	$20,744	$16,280
Dec 21	$15,421	$21,672	$16,714
Jan 22	$14,806	$20,582	$16,115
Feb 22	$14,480	$20,099	$15,846
Mar 22	$14,376	$20,643	$15,896
Apr 22	$13,597	$18,945	$14,860
May 22	$13,723	$19,009	$14,932
Jun 22	$12,901	$17,314	$13,984
Jul 22	$13,497	$18,626	$14,708
Aug 22	$13,096	$17,895	$14,127
Sep 22	$12,200	$16,204	$13,076
Oct 22	$12,593	$17,329	$13,603
Nov 22	$13,309	$18,615	$14,442
Dec 22	$12,947	$17,870	$14,108
Jan 23	$13,623	$19,153	$14,850
Feb 23	$13,136	$18,674	$14,442
Mar 23	$13,434	$19,251	$14,914
Apr 23	$13,545	$19,582	$15,112
May 23	$13,395	$19,430	$14,913
Jun 23	$13,828	$20,565	$15,395
Jul 23	$14,092	$21,276	$15,728
Aug 23	$13,753	$20,746	$15,432
Sep 23	$13,241	$19,876	$14,898
Oct 23	$13,044	$19,300	$14,594
Nov 23	$13,926	$21,142	$15,650
Dec 23	$14,545	$22,191	$16,322
Jan 24	$14,529	$22,394	$16,350
Feb 24	$14,943	$23,328	$16,652
Mar 24	$15,309	$24,093	$17,019
Apr 24	$14,736	$23,228	$16,511
May 24	$15,253	$24,227	$17,009
Jun 24	$15,436	$24,756	$17,225
Jul 24	$15,606	$25,193	$17,596
Aug 24	$15,927	$25,870	$18,012
Sep 24	$16,199	$26,336	$18,306
Oct 24	$15,779	$25,789	$17,813
Nov 24	$16,273	$26,838	$18,192
Dec 24	$15,855	$26,177	$17,806
Jan 25	$16,291	$27,122	$18,226
Feb 25	$16,265	$26,919	$18,284
Mar 25	$15,837	$25,791	$17,929
Apr 25	$16,222	$26,094	$18,293
May 25	$16,873	$27,666	$18,891
Jun 25	$17,557	$28,925	$19,508
Jul 25	$17,447	$29,327	$19,544
Aug 25	$17,869	$30,089	$19,989
Sep 25	$18,344	$31,141	$20,418
Oct 25	$18,578	$31,879	$20,703
Nov 25	$18,659	$31,940	$20,780
Dec 25	$18,926	$32,323	$20,972
Jan 26	$19,451	$33,323	$21,480
Feb 26	$19,704	$33,891	$21,872
Mar 26	$18,486	$31,469	$20,675
Apr 26	$19,685	$34,769	$22,044

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	21.35%	5.24%	7.59%
Investor A Shares (with sales charge)...
	14.98	4.11	7.01
FTSE World Index...
	33.25	12.04	13.27
Reference Benchmark...
	20.50	6.77	8.23

Key Fund statistics

Table Summary
Net Assets...
$17,228,498,631
Number of Portfolio Holdings...
3,339
Net Investment Advisory Fees...
$120,853,582
Portfolio Turnover Rate...
130%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Reference Benchmark is comprised of the returns of the S&P 500 Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%) and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Ten largest holdings

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	66.8%	-%	66.8%
United Kingdom...
	4.2	-	4.2
Canada...
	2.6	-	2.6
France...
	2.5	-	2.5
Taiwan...
	2.2	-	2.2
Japan...
	2.1	-	2.1
Netherlands...
	2.1	-	2.1
Italy...
	1.8	-	1.8
China...
	1.7	-	1.7
Germany...
	1.7	-	1.7
OtherFootnote Reference(b)...
	12.3	-	12.3
Total...
	100.0%	-%	100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(c)
Alphabet, Inc., Class C...
2.9%
NVIDIA Corp...
2.7
Apple, Inc...
2.2
Taiwan Semiconductor Manufacturing Co. Ltd...
1.8
Amazon.com, Inc...
1.8
Broadcom, Inc...
1.5
SPDR Gold Shares...
1.5
Microsoft Corp...
1.4
Meta Platforms, Inc., Class A...
1.1
ASML Holding NV...
1.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	Excludes short-term securities, short investments and options, if any.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Fund, Inc.

Investor A Shares | MDLOX

Annual Shareholder Report — April 30, 2026

MDLOX-04/26-AR

BlackRock Global Allocation Fund, Inc.

Investor C Shares | MCLOX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$208	1.89%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor C Shares returned 20.37%.

  For the same period, the Fund’s benchmark, the FTSE World Index returned 33.25% and the Reference Benchmark (a custom blended benchmark, consisting of 36% S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 20.50%.

What contributed to performance?

In equities, holdings within the information technology, industrials, communication services and financials sectors contributed to absolute performance. Positions in investment grade and high yield corporate bonds positively impacted return in fixed income, along with holdings of securitized assets. Holdings in gold-related securities were additive as well.

The Fund’s weighting in cash and cash equivalents was approximately 5% of net assets at the close of the period. The cash position helped manage portfolio volatility and served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives in aggregate added to performance in the annual period.

What detracted from performance?

In equities, holdings within the healthcare sector detracted, as did the use of interest rate derivatives within fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Investor C Shares	FTSE World Index	Reference Benchmark
Apr 16	$10,000	$10,000	$10,000
May 16	$9,945	$10,029	$9,985
Jun 16	$9,939	$9,955	$10,062
Jul 16	$10,221	$10,389	$10,330
Aug 16	$10,258	$10,409	$10,308
Sep 16	$10,300	$10,474	$10,364
Oct 16	$10,159	$10,300	$10,167
Nov 16	$10,172	$10,401	$10,095
Dec 16	$10,266	$10,651	$10,220
Jan 17	$10,439	$10,934	$10,402
Feb 17	$10,625	$11,249	$10,602
Mar 17	$10,700	$11,385	$10,674
Apr 17	$10,824	$11,569	$10,818
May 17	$10,985	$11,830	$11,011
Jun 17	$10,998	$11,886	$11,029
Jul 17	$11,209	$12,191	$11,255
Aug 17	$11,240	$12,232	$11,316
Sep 17	$11,302	$12,487	$11,409
Oct 17	$11,376	$12,740	$11,532
Nov 17	$11,488	$13,005	$11,716
Dec 17	$11,545	$13,216	$11,824
Jan 18	$11,954	$13,931	$12,234
Feb 18	$11,577	$13,369	$11,915
Mar 18	$11,473	$13,098	$11,818
Apr 18	$11,408	$13,236	$11,819
May 18	$11,389	$13,255	$11,827
Jun 18	$11,311	$13,210	$11,799
Jul 18	$11,512	$13,632	$12,018
Aug 18	$11,519	$13,763	$12,110
Sep 18	$11,460	$13,856	$12,121
Oct 18	$10,915	$12,833	$11,563
Nov 18	$11,045	$12,988	$11,680
Dec 18	$10,592	$12,058	$11,272
Jan 19	$11,125	$12,999	$11,847
Feb 19	$11,241	$13,355	$12,011
Mar 19	$11,350	$13,516	$12,163
Apr 19	$11,521	$13,992	$12,409
May 19	$11,200	$13,195	$12,063
Jun 19	$11,650	$14,063	$12,634
Jul 19	$11,593	$14,119	$12,643
Aug 19	$11,586	$13,808	$12,599
Sep 19	$11,655	$14,132	$12,724
Oct 19	$11,891	$14,521	$12,956
Nov 19	$12,036	$14,894	$13,107
Dec 19	$12,313	$15,403	$13,390
Jan 20	$12,321	$15,259	$13,389
Feb 20	$11,824	$13,976	$12,775
Mar 20	$10,767	$12,090	$11,779
Apr 20	$11,630	$13,402	$12,569
May 20	$12,076	$14,042	$12,927
Jun 20	$12,313	$14,448	$13,167
Jul 20	$12,946	$15,163	$13,667
Aug 20	$13,437	$16,127	$14,155
Sep 20	$13,228	$15,603	$13,875
Oct 20	$12,968	$15,140	$13,619
Nov 20	$14,210	$17,113	$14,713
Dec 20	$14,765	$17,918	$15,176
Jan 21	$14,704	$17,769	$15,051
Feb 21	$14,873	$18,213	$15,168
Mar 21	$14,981	$18,824	$15,413
Apr 21	$15,497	$19,694	$15,889
May 21	$15,690	$20,004	$16,103
Jun 21	$15,659	$20,268	$16,143
Jul 21	$15,642	$20,553	$16,365
Aug 21	$15,789	$21,059	$16,581
Sep 21	$15,267	$20,179	$16,058
Oct 21	$15,691	$21,234	$16,499
Nov 21	$15,267	$20,744	$16,280
Dec 21	$15,600	$21,672	$16,714
Jan 22	$14,960	$20,582	$16,115
Feb 22	$14,627	$20,099	$15,846
Mar 22	$14,508	$20,643	$15,896
Apr 22	$13,715	$18,945	$14,860
May 22	$13,834	$19,009	$14,932
Jun 22	$12,998	$17,314	$13,984
Jul 22	$13,588	$18,626	$14,708
Aug 22	$13,179	$17,895	$14,127
Sep 22	$12,260	$16,204	$13,076
Oct 22	$12,651	$17,329	$13,603
Nov 22	$13,361	$18,615	$14,442
Dec 22	$12,988	$17,870	$14,108
Jan 23	$13,661	$19,153	$14,850
Feb 23	$13,161	$18,674	$14,442
Mar 23	$13,452	$19,251	$14,914
Apr 23	$13,561	$19,582	$15,112
May 23	$13,397	$19,430	$14,913
Jun 23	$13,825	$20,565	$15,395
Jul 23	$14,070	$21,276	$15,728
Aug 23	$13,725	$20,746	$15,432
Sep 23	$13,206	$19,876	$14,898
Oct 23	$12,997	$19,300	$14,594
Nov 23	$13,870	$21,142	$15,650
Dec 23	$14,482	$22,191	$16,322
Jan 24	$14,454	$22,394	$16,350
Feb 24	$14,857	$23,328	$16,652
Mar 24	$15,213	$24,093	$17,019
Apr 24	$14,628	$23,228	$16,511
May 24	$15,142	$24,227	$17,009
Jun 24	$15,323	$24,756	$17,225
Jul 24	$15,492	$25,193	$17,596
Aug 24	$15,810	$25,870	$18,012
Sep 24	$16,080	$26,336	$18,306
Oct 24	$15,663	$25,789	$17,813
Nov 24	$16,154	$26,838	$18,192
Dec 24	$15,738	$26,177	$17,806
Jan 25	$16,172	$27,122	$18,226
Feb 25	$16,146	$26,919	$18,284
Mar 25	$15,721	$25,791	$17,929
Apr 25	$16,104	$26,094	$18,293
May 25	$16,749	$27,666	$18,891
Jun 25	$17,429	$28,925	$19,508
Jul 25	$17,319	$29,327	$19,544
Aug 25	$17,738	$30,089	$19,989
Sep 25	$18,210	$31,141	$20,418
Oct 25	$18,442	$31,879	$20,703
Nov 25	$18,522	$31,940	$20,780
Dec 25	$18,788	$32,323	$20,972
Jan 26	$19,309	$33,323	$21,480
Feb 26	$19,560	$33,891	$21,872
Mar 26	$18,351	$31,469	$20,675
Apr 26	$19,541	$34,769	$22,044

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	20.37%	4.41%	6.93%
Investor C Shares (with sales charge)...
	19.37	4.41	6.93
FTSE World Index...
	33.25	12.04	13.27
Reference Benchmark...
	20.50	6.77	8.23

Key Fund statistics

Table Summary
Net Assets...
$17,228,498,631
Number of Portfolio Holdings...
3,339
Net Investment Advisory Fees...
$120,853,582
Portfolio Turnover Rate...
130%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Reference Benchmark is comprised of the returns of the S&P 500 Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%) and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Ten largest holdings

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	66.8%	-%	66.8%
United Kingdom...
	4.2	-	4.2
Canada...
	2.6	-	2.6
France...
	2.5	-	2.5
Taiwan...
	2.2	-	2.2
Japan...
	2.1	-	2.1
Netherlands...
	2.1	-	2.1
Italy...
	1.8	-	1.8
China...
	1.7	-	1.7
Germany...
	1.7	-	1.7
OtherFootnote Reference(b)...
	12.3	-	12.3
Total...
	100.0%	-%	100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(c)
Alphabet, Inc., Class C...
2.9%
NVIDIA Corp...
2.7
Apple, Inc...
2.2
Taiwan Semiconductor Manufacturing Co. Ltd...
1.8
Amazon.com, Inc...
1.8
Broadcom, Inc...
1.5
SPDR Gold Shares...
1.5
Microsoft Corp...
1.4
Meta Platforms, Inc., Class A...
1.1
ASML Holding NV...
1.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	Excludes short-term securities, short investments and options, if any.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Fund, Inc.

Investor C Shares | MCLOX

Annual Shareholder Report — April 30, 2026

MCLOX-04/26-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services –
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Allocation Fund, Inc.	$83,945	$83,538	$0	$0	$29,000	$29,000	$208	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Allocation Fund, Inc.	$29,208	$29,407

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Annual Financial
Statements and Additional
Information
BlackRock Global Allocation Fund, Inc.

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.2%
(a)(b)
522 Funding CLO A Ltd., Series 2017-
1A, Class CR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%),
6.09%, 10/20/34 ............ USD 720 $ 720,657
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 4.74%,
04/20/37 ................. 2,600 2,599,347
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 6.06%, 07/22/37 ....... 730 730,879
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 4.90%, 02/15/38 ....... 750 750,821
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.06%,
12/17/29 ................. 5,880 5,872,269
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 4.87%,
03/30/38 ................. 730 730,354
Benefit Street Partners CLO Ltd.,
Series 2015-6BR, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 4.86%, 04/20/38 ....... 1,000 1,000,299
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.06%, 01/15/35 ............ 730 730,214
BlueMountain CLO Ltd., Series 2014-
2A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%),
5.69%, 10/20/30 ............ 465 466,319
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 5.43%, 07/15/31 ....... 1,495 1,498,301
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor +
2.01%), 5.68%, 07/25/34 ....... 625 625,855
Canyon Capital CLO Ltd., Series 2016-
1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%),
5.83%, 07/15/31 ............ 250 250,367
CarVal CLO IV Ltd., Series 2021-1A,
Class D1R, (3-mo. CME Term SOFR
at 2.85% Floor + 2.85%), 6.53%,
03/31/38 ................. 1,000 1,001,952
Cbam Ltd., Series 2018-7A, Class A,
(3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.04%, 07/20/31 . 33 33,493
CIFC Funding Ltd.
Series 2019-5A, Class BR2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.32%, 10/15/38 ... 800 804,198
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 5.58%, 07/15/36 ... 2,475 2,483,456
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.15%, 07/21/37 ... 700 700,799
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2025-1A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 4.82%, 04/23/38 ... USD 500 $ 499,626
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.85%, 04/20/38 ............ 990 989,504
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 4.95%,
04/15/31 ................. 27 26,562
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 5.54%,
07/18/30 ................. 250 250,673
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.03%, 10/20/37 ... 400 400,768
Series 2019-2A, Class BRR, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.38%, 10/20/37 ... 975 979,200
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.03%, 11/16/36 . 43 42,819
KKR CLO 17 Ltd., Series 17, Class AR,
(3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 5.01%, 04/15/34 . 500 500,058
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 4.81%, 04/23/38 ....... 730 729,200
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class B1R, (3-mo.
CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 07/23/37 ....... 250 250,957
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.20%, 04/15/37 ....... 750 751,123
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class BR,
(3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.18%, 01/20/37 . 250 250,489
New Mountain CLO 1 Ltd., Series CLO-
1A, Class A1RR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
4.92%, 01/15/38 ............ 1,230 1,231,655
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class AR2,
(3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 4.81%, 04/20/38 . 1,350 1,348,714
Oaktree CLO Ltd.
Series 2021-2A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 0.97%), 4.64%, 01/15/35 ... 730 729,495
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.66%, 10/22/37 ... 1,000 1,004,166
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 4.96%, 07/19/38 ....... 575 575,954

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Loan Funding Ltd.
Series 2013-2A, Class AR2, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 4.90%, 10/20/38 ... USD 750 $ 751,239
Series 2016-1A, Class B1R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.38%, 07/20/37 ... 250 251,054
Pikes Peak CLO 4, Series 2019-4A,
Class ARR, (3-mo. CME Term SOFR
at 1.21% Floor + 1.21%), 4.88%,
07/15/34 ................. 350 350,272
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 4.99%,
01/15/38 ................. 730 731,619
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.84%, 03/25/38 ............ 1,100 1,099,669
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 4.83%, 04/15/38 ... 690 690,104
Series 2021-1A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.22%, 04/15/38 ... 600 602,404
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 5.59%, 04/20/34 ... 500 500,659
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.02%, 05/20/31 ... 21 20,961
RR 38 Ltd., Series 2025-38A, Class
A1A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 4.82%,
04/15/40 ................. 250 249,818
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A1R, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%),
5.22%, 04/25/37 ............ 300 300,372
Sixth Street CLO XII Ltd., Series 2018-
12A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%),
5.28%, 01/17/39 ............ 1,250 1,253,123
Sixth Street CLO XIII Ltd., Series 2019-
13A, Class D1R2, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%),
6.27%, 01/21/38 ............ 1,000 996,824
Symphony CLO XXI Ltd., Series 2019-
21A, Class AR2, (3-mo. CME Term
SOFR at 0.90% Floor + 0.90%),
4.57%, 07/15/32 ............ 342 341,971
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.05%, 01/15/34 ... 486 486,309
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 5.43%, 01/15/34 ... 500 500,889
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.09%, 10/18/31 ... 17 17,300
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-2A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.88%, 07/20/32 ... USD 511 $ 511,401
41,216,531
Ireland — 0.7%
(b)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.73%,
02/15/37
(c)
................ EUR 2,350 2,790,855
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.18%, 11/15/37
(c)
2,720 3,187,915
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.56%, 04/25/39
(c)
3,200 3,791,926
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.47%, 07/25/39
(c)
1,430 1,685,079
Arini European CLO IV DAC, Series
4X, Class D, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.70%,
01/15/38
(c)
................ 3,920 4,609,875
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.00%, 01/15/39
(c)
2,080 2,438,572
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.35%, 10/15/38
(c)
960 1,128,953
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.00%, 04/15/38
(c)
1,440 1,665,502
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.25%,
01/15/38
(c)
................ 1,560 1,824,826
BBAM European CLO I DAC, Series
1X, Class DRR, (3-mo. EURIBOR
at 3.10% Floor + 3.10%), 5.24%,
10/22/38
(c)
................ 1,950 2,277,151
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.42%, 10/25/37
(c)
3,200 3,772,336
CIFC European Funding CLO II
DAC, Series 2X, Class DR, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.20%, 10/15/39
(c)
........... 1,920 2,250,021
CIFC European Funding CLO III
DAC, Series 3X, Class DR, (3-mo.
EURIBOR at 2.55% Floor + 2.55%),
4.54%, 01/15/39
(c)
........... 1,400 1,628,232
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.30%, 10/15/37
(c)
2,030 2,348,991
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 5.62%,
01/23/38
(c)
................ 2,640 3,071,291
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.21%,
11/20/38
(c)
................. 2,000 2,335,542
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.78%, 08/15/33
(c)
..... 6,410 7,448,645

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Elm Park CLO DAC, Series 1X, Class
DR3, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.40%, 01/15/38
(c)
EUR 1,528 $ 1,781,743
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor + 2.70%),
4.68%, 02/15/38
(c)
........... 2,720 3,157,870
Hambridge Euro CLO 1 DAC, Series
1X, Class D, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 5.54%,
10/20/38
(c)
................ 1,920 2,273,717
Hambridge Euro CLO 2 DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 5.50%,
01/20/39
(c)
................ 2,100 2,485,321
Henley CLO XI DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.76%, 04/25/39
(c)
.... 3,140 3,651,283
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.30%, 01/15/38
(c)
1,980 2,335,242
Henley CLO XVII DAC, Series 17X,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 0.00%, 07/25/39
(c)
974 1,143,135
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.40%, 01/15/39
(c)
3,370 3,958,622
Newbridge Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 2.50%
Floor + 2.50%), 4.70%, 04/15/40
(c)
1,940 2,243,708
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.13%, 05/15/34 .... 2,400 2,825,221
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.03%, 05/15/34 .... 1,980 2,331,026
Penta CLO 17 DAC, Series 2024-
17X, Class DR, (3-mo. EURIBOR
at 2.60% Floor + 2.60%), 4.62%,
02/15/39
(c)
................ 1,610 1,861,173
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.27%, 07/25/51 ... USD 263 261,731
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 7.52%, 07/25/51 ... 152 151,514
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 9.67%, 07/25/51 ... 100 100,535
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.40%, 10/15/38
(c)
EUR 2,160 2,531,389
Providus CLO XIV DAC, Series 14X,
Class D, (3-mo. EURIBOR at 2.65%
Floor + 2.65%), 4.92%, 04/18/40
(c)
1,553 1,812,114
Rockford Tower Europe CLO DAC
(c)
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.16%, 10/25/37 .... 2,640 3,111,036
Series 2025-3X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.18%, 01/15/40 .... 1,450 1,715,314
Security
Par (000)
Par (000) Value
Ireland (continued)
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.70%,
07/15/38
(c)
................ EUR 1,619 $ 1,895,238
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.49%, 04/20/37
(c)
4,300 5,070,794
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 08/25/38
(c)
1,500 1,775,191
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.24%, 04/16/39
(c)
........... 3,200 3,758,504
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.49%, 10/20/38
(c)
3,828 4,514,716
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.65%, 01/15/38
(c)
2,960 3,504,840
Victory Street CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.20%, 01/15/39
(c)
2,350 2,766,257
111,272,946
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 2,701 3,792,664
United States — 2.6%
Affirm Asset Securitization Trust
(a)
Series 2025-X2, Class A, 4.45%,
10/15/30 ............... USD 4,112 4,115,200
Series 2025-X2, Class B, 4.56%,
10/15/30 ............... 1,021 1,022,302
Series 2025-X2, Class C, 4.93%,
10/15/30 ............... 367 367,376
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 16,935 14,838,815
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 3,304 2,522,187
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 2,184 1,525,293
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 1,332 951,238
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 514 514,302
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 122 111,722
Compass Datacenters Issuer II LLC,
Series 2025-2A, Class A1, 4.93%,
11/25/50
(a)
................ 7,836 7,691,691
Concord Music Royalties LLC,
Series 2024-1A, Class A, 5.64%,
10/20/74
(a)
................ 2,999 3,013,927
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55
(a)
. 6,961 6,894,220
Domain Greenbough Issuer 2 LLC,
14.57%, 01/23/32
(a)(b)(d)
........ 6,637 6,669,698
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(b)
.......... 4,769 4,740,568
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52
(a)
.. 7,616 7,540,112

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.05%, 08/19/42
(a)(b)
.......... USD 5,070 $ 5,055,701
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(a)
..... 8,555 8,602,538
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 2,682 2,073,272
GreenSky Home Improvement Trust
(a)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 4,499 4,558,573
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 718 726,247
Home Efficiency, Series 2024-A1,
0.00%, 12/31/54
(a)(b)(d)
......... 31,502 32,245,420
Huntington Bank Auto Credit-Linked
Notes
(a)(b)
Series 2024-1, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.40%), 5.04%, 05/20/32 .... 2,384 2,390,998
Series 2025-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.20%), 4.84%, 09/20/33 .... 2,525 2,531,332
Iskandar Enterprise LLC
(a)
Series 2026-1A, Class A22, 5.34%,
04/17/56 ............... 4,467 4,465,604
Series 2026-1A, Class A23, 5.54%,
04/17/56 ............... 6,418 6,418,000
Lendingclub Rated Notes Issuer Trust
(a)
Series 2026-P1, Class A, 6.98%,
08/15/37 ............... 2,036 2,104,203
Series 2026-P1, Class B, 6.86%,
08/15/37 ............... 502 512,932
Series 2026-P1, Class C, 2.40%,
08/15/37 ............... 482 457,018
Series 2026-P1, Class D, 1.15%,
08/15/37 ............... 337 312,678
Series 2026-P1, Class E, 1.00%,
08/15/37 ............... 167 149,763
Series 2026-P1, Class F, 0.90%,
08/15/37 ............... 170 145,029
Series 2026-P1, Class R, 0.00%,
03/15/41 ............... 33 10,758
LendingClub Rated Notes Issuer Trust
(a)
Series 2025-P2, Class A, 5.20%,
02/15/35 ............... 5,477 5,496,742
Series 2025-P2, Class B, 5.59%,
04/15/35 ............... 379 378,268
Series 2025-P2, Class C, 6.25%,
09/15/35 ............... 762 759,920
Series 2025-P2, Class D, 6.47%,
12/15/35 ............... 305 303,616
Series 2025-P2, Class E, 8.99%,
07/15/36 ............... 488 485,710
Series 2025-P2, Class F, 13.02%,
01/15/37 ............... 244 243,117
Series 2025-P2, Class R, 0.00%,
03/15/45 ............... 106 267,897
LendingClub Structured Loan
Certificate Issuer Trust, Series 2025-
P16, Class A, 5.19%, 12/15/32
(a)
. 6,889 6,882,620
Lendmark Funding Trust
(a)
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 2,210 2,042,273
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-3A, Class A, 4.51%,
05/21/35 ............... USD 7,933 $ 7,860,757
Lyra Music Assets Delaware LP,
Series 2024-2A, Class A2, 5.76%,
12/22/64
(a)
................ 6,737 6,778,057
Mariner Finance Issuance Trust
(a)
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 5,203 5,239,963
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 861 873,905
Series 2025-BA, Class A, 4.59%,
11/22/38 ............... 6,808 6,774,815
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2025-FL20,
Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.11%,
02/18/43
(a)(b)
............... 5,752 5,762,918
Mtp Abs Funding LLC
(a)
Series 2026-1A, Class A2, 5.20%,
04/25/56 ............... 6,703 6,703,000
Series 2026-1A, Class B, 5.88%,
04/25/56 ............... 1,441 1,447,361
Navient Education Loan Trust
(a)
Series 2026-A, Class A, 4.86%,
09/15/56 ............... 2,046 2,038,138
Series 2026-A, Class B, 5.06%,
09/15/56 ............... 617 613,785
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(b)
......... 4,653 4,580,498
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,299 1,156,598
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 3,488 3,242,394
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 4,056 4,110,178
Navient Refinance Loan Trust
(a)
Series 2025-B, Class A, 4.72%,
09/15/55 ............... 5,785 5,733,629
Series 2025-C, Class A, 4.80%,
10/15/55 ............... 4,072 4,041,053
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 6,099 5,511,225
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 6,030 5,477,891
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 6,450 5,684,284
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 850 749,729
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 4.74%, 03/15/57
(b)
... 9,751 9,676,364
Series 2025-CA, Class A1B, (SOFR
30 day Average at 1.35% Floor +
1.35%), 4.99%, 06/22/65
(b)
... 6,463 6,446,704
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 4,199 4,093,162
PFS Financing Corp., 5.54%,
10/16/28
(a)(d)
............... 10,000 10,026,000
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55
(a)
................ 5,870 5,826,975

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26
(a)
................ USD 2,736 $ 2,729,869
QTS Issuer ABS II LLC, Series 2025-
1A, Class A2, 5.04%, 10/05/55
(a)
. 7,472 7,327,742
Regional Management Issuance Trust,
Series 2025-2, Class A, 4.59%,
11/16/37
(a)
................ 9,605 9,533,413
Republic Finance Issuance Trust
(a)
Series 2024-A, Class A, 5.91%,
08/20/32 ............... 8,036 8,069,475
Series 2025-A, Class A, 4.59%,
11/20/34 ............... 8,768 8,713,063
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50
(a)
........... 6,226 6,073,228
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)
(d)
...................... 27,070 26,663,950
Silver Point Euro CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.10%, 01/15/39
(b)(c)
EUR 1,677 1,973,477
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 8.52%, 10/15/41
(a)(b)
.... USD 7,950 8,332,011
SMB Private Education Loan Trust
(a)
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 688 672,022
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 10,776 9,481,361
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 538 525,552
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 706 635,524
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 197 176,119
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 4.74%, 07/15/53
(b)
... 6,120 6,107,051
SoFi Consumer Loan Program Trust
(a)
Series 2026-B, Class A, 4.40%,
02/25/36 ............... 16,686 16,684,530
Series 2026-B, Class B, 4.90%,
02/25/36 ............... 1,665 1,663,193
Series 2026-B, Class C, 5.20%,
02/25/36 ............... 1,589 1,586,867
Series 2026-B, Class D, 5.56%,
02/25/36 ............... 1,560 1,558,171
SoFi Personal Loan Trust
(a)
Series 2023-1,  0.00%, 10/15/30
(e)
164 1,985,443
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 2,463 2,473,623
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 1,556 1,557,143
Splitrock Services, Inc., Series 2024-1-
A, 0.00%, 02/12/31
(a)
......... 148 2,934,432
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 5,151 5,185,015
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55
(a)
.... 7,997 8,001,680
Taco Bell Funding LLC, Series 2025-
1A, Class A2I, 4.82%, 08/25/55
(a)
. 7,941 7,850,833
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33
(a)
................ 3,934 3,932,366
Security
Par (000)
Par (000) Value
United States (continued)
Upgrade Master Pass-Thru Trust
(a)
Series 2025-ST6, Class A, 4.61%,
10/15/32 ............... USD 1,624 $ 1,624,270
Series 2025-ST7, Class A, 4.55%,
11/15/32 ............... 4,019 4,019,004
Series 2025-ST7, Class B, 4.98%,
11/15/32 ............... 2,356 2,354,121
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47
(a)
..... 6,740 6,721,151
439,733,962
Total Asset-Backed Securities — 3.5%
(Cost: $605,171,506) ............................. 596,016,103
Shares
Shares
Common Stocks
Argentina — 0.0%
YPF SA , ADR
(f)(g)
.............. 49,042 2,214,737
Australia — 0.4%
BHP Group Ltd. ............... 260,089 10,294,151
Commonwealth Bank of Australia ... 11,628 1,464,624
Fortescue Ltd. ................ 331,416 4,776,722
Macquarie Group Ltd. ........... 81,151 13,941,110
Mirvac Group
(h)
............... 2,468,685 3,049,927
PLS Group Ltd.
(f)
.............. 1,900,115 8,454,400
Quintis HoldCo Pty. Ltd.
(d)(f)(i)
....... 43,735,802 315
Rio Tinto Ltd. ................ 35,930 4,401,052
Santos Ltd. .................. 1,236,100 7,121,660
Transurban Group
(h)
............ 926,507 9,389,928
Woodside Energy Group Ltd. ...... 337,690 8,073,374
Woolworths Group Ltd. .......... 137,894 3,423,975
Worley Ltd. .................. 293,957 2,518,103
76,909,341
Austria — 0.0%
Raiffeisen Bank International AG ... 11,594 632,402
Belgium — 0.1%
KBC Group NV ............... 88,136 11,730,730
UCB SA
(f)
................... 26,652 7,257,109
18,987,839
Brazil — 0.2%
Banco do Brasil SA ............ 760,105 3,413,857
ERO Copper Corp.
(f)
............ 25,938 670,497
Klabin SA ................... 1,098,763 3,931,920
Localiza Rent a Car SA .......... 240,429 2,245,131
Lojas Renner SA .............. 2,428,783 6,650,975
MercadoLibre , Inc.
(f)
............ 1,954 3,502,799
Rede D'Or Sao Luiz SA
(a)(c)
....... 61,616 477,070
Rumo SA ................... 602,084 1,924,753
StoneCo Ltd. , Class A ........... 248,995 2,733,965
Vale SA .................... 134,488 2,208,604
Vale SA , ADR, Class B .......... 276,204 4,518,697
XP, Inc. , Class A .............. 36,521 699,742
32,978,010
Canada — 1.6%
Agnico Eagle Mines Ltd. ......... 34,166 6,424,722
Algoma Steel Group, Inc. ........ 547,037 2,554,663
Bank of Nova Scotia (The) ........ 123,556 9,612,691
Barrick Mining Corp. ............ 386,381 15,181,031
BCE, Inc. ................... 435,141 10,340,745
Cameco Corp. ................ 442,869 54,490,602

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Canada (continued)
Canadian National Railway Co. .... 54,683 $ 6,142,000
Canadian Natural Resources Ltd. ... 141,567 6,757,614
Celestica, Inc.
(f)
............... 10,117 4,153,604
Cenovus Energy, Inc. ........... 1,519,768 44,438,016
CGI, Inc. , Class A ............. 115,163 7,537,926
Constellation Software, Inc. ....... 2,673 4,868,192
Fortis, Inc. .................. 337,432 19,296,733
Intact Financial Corp. ........... 49,179 9,476,285
Kinross Gold Corp. ............. 216,912 6,571,155
Lundin Gold, Inc. .............. 38,507 2,587,922
Methanex Corp.
(g)
.............. 89,596 5,872,122
Power Corp. of Canada ......... 21,250 1,185,501
Suncor Energy, Inc. ............ 673,018 46,118,096
Teck Resources Ltd. , Class B ..... 128,028 7,474,230
271,083,850
Chile — 0.0%
WOM New Holdco
(d)(f)
........... 5,047 75,705
China — 1.0%
Airtac International Group ........ 58,000 2,708,016
Alibaba Group Holding Ltd. , ADR ... 64,914 8,560,858
ANTA Sports Products Ltd. ....... 379,200 3,972,508
BYD Co. Ltd. , Class H .......... 1,873,722 24,924,565
China Galaxy Securities Co. Ltd. , Class
H ...................... 2,693,000 2,871,524
China Hongqiao Group Ltd. ....... 456,000 1,930,271
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 62,600 4,019,787
Contemporary Amperex Technology
Co. Ltd. , Class H
(g)
........... 103,472 8,178,015
Great Wall Motor Co. Ltd. , Class A .. 2,811,441 8,207,674
Kuaishou Technology
(a)(c)
......... 439,900 2,448,849
Laopu Gold Co. Ltd. , Class H ...... 20,800 1,485,095
Lenovo Group Ltd.
(g)
............ 5,632,000 8,468,962
Meituan , Class B
(a)(c)(f)
........... 128,500 1,382,556
New China Life Insurance Co. Ltd. ,
Class A .................. 365,400 3,462,316
New Oriental Education & Technology
Group, Inc. , ADR ............ 23,392 1,279,308
Sany Heavy Industry Co. Ltd. , Class A 884,300 2,642,500
Tencent Holdings Ltd. ........... 1,065,118 64,687,029
Tencent Holdings Ltd. , ADR ....... 1,388 84,696
Weichai Power Co. Ltd. , Class H ... 588,000 2,922,882
Wuxi Biologics Cayman, Inc.
(a)(c)(f)
... 436,000 1,862,918
XCMG Construction Machinery Co.
Ltd. , Class A ............... 2,239,000 3,272,053
Zhongji Innolight Co. Ltd. , Class A .. 103,400 13,061,199
172,433,581
Czech Republic — 0.0%
Komercni Banka A/S ........... 21,448 1,141,716
Moneta Money Bank A/S
(a)(c)
...... 70,539 620,954
1,762,670
Denmark — 0.3%
Ascendis Pharma A/S
(f)
.......... 11,211 2,571,579
Coloplast A/S , Class B .......... 40,961 2,530,311
Danske Bank A/S .............. 166,883 8,579,205
DSV A/S .................... 167,417 41,174,504
54,855,599
Security
Shares
Shares Value
Egypt — 0.0%
Commercial International Bank Egypt
SAE .................... 1,475,560 $ 3,715,724
Fawry for Banking & Payment
Technology Services SAE
(f)
..... 6,266,794 2,228,791
5,944,515
Finland — 0.1%
Neste OYJ .................. 34,176 1,180,534
Sampo OYJ , Class A ........... 326,279 3,390,443
Wartsila OYJ Abp .............. 112,754 4,735,353
9,306,330
France — 1.7%
Airbus SE ................... 214,083 44,135,240
BNP Paribas SA .............. 42,654 4,479,588
Capgemini SE ................ 23,230 2,825,150
Engie SA ................... 455,583 15,017,187
EssilorLuxottica SA ............ 35,560 7,526,971
Hermes International SCA ........ 14,267 27,294,222
Legrand SA ................. 68,740 12,315,708
L'Oreal SA .................. 5,166 2,224,940
LVMH Moet Hennessy Louis Vuitton SE 65,341 34,905,781
Publicis Groupe SA ............ 55,328 5,169,703
Safran SA ................... 39,204 12,588,907
Sanofi SA ................... 351,572 32,898,869
Schneider Electric SE ........... 22,785 7,250,388
Societe Generale SA ........... 723,453 58,238,009
Thales SA ................... 22,163 6,089,005
TotalEnergies SE .............. 145,370 13,515,568
286,475,236
Georgia — 0.0%
TBC Bank Group plc ........... 58,923 3,888,704
Germany — 0.8%
Bayer AG (Registered) .......... 150,027 6,726,870
Caresyntax , Inc.
(d)(f)
............ 84,881 1
Deutsche Bank AG (Registered) .... 545,916 16,961,085
Deutsche Telekom AG (Registered) . 326,804 10,555,980
E.ON SE ................... 242,283 5,371,474
Heidelberg Materials AG ......... 51,551 11,374,381
Mercedes-Benz Group AG ........ 110,502 6,441,177
Muenchener Rueckversicherungs -
Gesellschaft AG (Registered) .... 17,102 10,229,940
RWE AG ................... 115,796 8,431,406
SAP SE .................... 15,658 2,628,872
Siemens AG (Registered) ........ 124,278 36,930,596
Siemens Energy AG ............ 116,907 24,775,159
Symrise AG , Class A ........... 52,559 4,649,404
145,076,345
Greece — 0.0%
Allwyn AG , Class R ............ 13,152 187,825
Athens International Airport SA
(g)
... 121,985 1,390,158
Hellenic Telecommunications
Organization SA , Class R ...... 96,574 2,059,462
National Bank of Greece SA ...... 61,695 977,754
4,615,199
Hong Kong — 0.1%
AIA Group Ltd. ............... 1,200,800 13,183,307
Prudential plc ................ 373,525 5,628,853
Techtronic Industries Co. Ltd. ...... 438,500 6,358,118
25,170,278
Hungary — 0.0%
OTP Bank Nyrt . ............... 33,874 4,543,483

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India — 0.4%
Axis Bank Ltd. ................ 31,081 $ 416,876
GAIL India Ltd. ............... 577,581 999,150
Hindustan Aeronautics Ltd.
(c)
...... 215,549 9,896,482
ICICI Bank Ltd. ............... 20,956 281,195
IndusInd Bank Ltd.
(f)
............ 84,294 818,454
Infosys Ltd. .................. 221,066 2,783,026
ITC Ltd. .................... 1,209,293 4,026,392
LG Electronics India Ltd.
(f)
........ 346,572 5,852,123
Mahindra & Mahindra Ltd. ........ 636,357 20,870,762
Malpani Pipes & Fittings Ltd.
(f)
..... 4,800 3,100
Manappuram Finance Ltd. ........ 217,068 674,566
SAI Life Sciences Ltd.
(a)(c)(f)
........ 66,270 746,704
Sammaan Capital Ltd.
(f)
......... 540,042 826,763
SBI Life Insurance Co. Ltd.
(a)(c)
..... 915,952 17,591,508
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $8,580,000)
(d)(f)(j)
... 5,720 —
65,787,101
Indonesia — 0.0%
Bank Mandiri Persero Tbk . PT ..... 22,922,500 5,832,666
Bank Syariah Indonesia Persero Tbk .
PT ..................... 1,750,770 179,806
Ciputra Development Tbk . PT ..... 14,906,600 594,197
6,606,669
Ireland — 0.1%
Accenture plc , Class A .......... 131,770 23,548,617
Israel — 0.0%
(f)
Deep Instinct Ltd.
(d)
............ 346,564 20,794
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 213,191 7,476,608
7,497,402
Italy — 1.1%
Ferrari NV .................. 24,464 8,465,794
FinecoBank Banca Fineco SpA .... 273,081 6,779,407
Intesa Sanpaolo SpA ........... 12,330,486 83,776,188
Leonardo SpA ................ 54,871 3,426,462
Mediobanca Banca di Credito
Finanziario SpA ............. 128,229 2,992,298
UniCredit SpA ................ 1,053,854 81,444,351
186,884,500
Japan — 1.8%
Advantest Corp. ............... 109,900 20,520,371
Asahi Intecc Co. Ltd. ........... 39,400 829,078
Asahi Kasei Corp. ............. 163,000 1,603,896
Daiichi Life Group, Inc. .......... 604,100 5,530,951
Daiichi Sankyo Co. Ltd. .......... 721,300 11,716,861
Daiwa Securities Group, Inc. ...... 584,700 5,503,703
Denso Corp. ................. 393,500 4,701,560
ENEOS Holdings, Inc. .......... 1,133,600 9,520,522
Fast Retailing Co. Ltd. .......... 21,500 10,121,025
Hitachi Ltd. .................. 63,400 2,016,015
Idemitsu Kosan Co. Ltd. ......... 398,600 3,410,557
Isetan Mitsukoshi Holdings Ltd. .... 201,500 3,829,120
Isuzu Motors Ltd. .............. 332,400 4,579,978
Japan Exchange Group, Inc. ...... 393,900 4,692,030
Japan Post Bank Co. Ltd. ........ 714,000 12,252,443
Japan Post Holdings Co. Ltd. ...... 704,800 8,173,608
Japan Tobacco, Inc. ............ 386,100 14,384,054
Kajima Corp. ................. 228,900 8,946,344
Kakaku.com, Inc. .............. 110,000 1,841,589
Kansai Paint Co. Ltd. ........... 82,286 1,234,906
Kao Corp. ................... 81,100 3,022,180
Keyence Corp. ............... 35,800 16,420,240
Security
Shares
Shares Value
Japan (continued)
Kioxia Holdings Corp.
(f)
.......... 36,200 $ 8,758,904
Kokusai Electric Corp. .......... 332,000 13,972,333
Lasertec Corp. ............... 25,000 6,909,460
LY Corp. .................... 2,396,200 6,302,550
MISUMI Group, Inc. ............ 181,400 4,175,561
Mitsubishi Heavy Industries Ltd. .... 326,200 9,735,732
Mitsubishi UFJ Financial Group, Inc. . 509,249 9,147,559
Mitsui Kinzoku Co. Ltd. .......... 30,800 8,462,568
Mizuho Financial Group, Inc. ...... 80,600 3,466,019
Murata Manufacturing Co. Ltd. ..... 54,700 1,814,085
Nexon Co. Ltd. ............... 181,300 3,060,796
Nidec Corp.
(f)
................. 697,200 10,739,507
Nissan Chemical Corp. .......... 84,800 3,666,713
Obayashi Corp. ............... 158,200 3,719,390
Obic Co. Ltd. ................. 91,800 2,439,417
Otsuka Holdings Co. Ltd. ........ 35,400 2,580,031
Rakus Co. Ltd.
(g)
.............. 230,590 1,274,216
Recruit Holdings Co. Ltd. ........ 74,600 3,455,842
Resonac Holdings Corp. ......... 41,400 3,788,685
Santen Pharmaceutical Co. Ltd. .... 195,607 2,015,824
SBI Holdings, Inc. ............. 180,500 3,642,134
Seven & i Holdings Co. Ltd. ....... 545,100 6,514,529
Socionext , Inc. ............... 138,800 1,689,092
Sompo Holdings, Inc. ........... 111,200 4,138,354
Sony Group Corp. ............. 319,700 6,405,296
Suzuki Motor Corp. ............ 818,900 9,158,117
Tokyo Electron Ltd. ............ 21,600 6,365,149
Toyota Tsusho Corp. ............ 51,500 2,021,674
304,270,568
Kazakhstan — 0.1%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 109,080 3,741,444
Kaspi.KZ JSC , ADR ............ 41,594 3,570,429
NAC Kazatomprom JSC , GDR ..... 21,337 1,886,625
9,198,498
Luxembourg — 0.0%
Altice France Lux 3
(f)
............ 7,570 154,147
Macau — 0.0%
Wynn Macau Ltd. .............. 3,685,328 2,686,994
Mexico — 0.3%
America Movil SAB de CV, Series B . 2,806,784 3,729,310
Fomento Economico Mexicano SAB de
CV ..................... 38,140 450,755
Fresnillo plc ................. 279,381 12,336,567
Grupo Aeromexico SAB de CV , ADR
(f)
33,601 510,399
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 131,763 4,015,383
Grupo Financiero Banorte SAB de CV ,
Class O .................. 985,788 10,704,083
Promotora y Operadora de
Infraestructura SAB de CV ..... 31,744 502,641
Southern Copper Corp. .......... 26,850 4,609,877
Wal-Mart de Mexico SAB de CV .... 2,890,601 9,112,711
45,971,726
Netherlands — 1.4%
ASM International NV ........... 7,058 6,904,676
ASML Holding NV ............. 121,241 175,259,476
Euronext NV
(a)(c)
............... 19,870 3,326,065
ING Groep NV ................ 1,376,190 39,828,855
NXP Semiconductors NV ........ 28,660 8,414,290
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $10,172,087)
(d)(f)(j)
.. 5,237 1,297,991

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands (continued)
Universal Music Group NV ....... 416,451 $ 8,731,981
243,763,334
Norway — 0.1%
DNB Bank ASA ............... 91,167 2,760,842
Equinor ASA ................. 123,157 5,012,151
Kongsberg Gruppen ASA ........ 35,067 1,173,354
Telenor ASA ................. 76,943 1,266,507
10,212,854
Philippines — 0.0%
Ayala Corp. .................. 83,600 635,891
Bank of the Philippine Islands ..... 684,170 996,067
DigiPlus Interactive Corp. ........ 2,836,860 626,670
Metropolitan Bank & Trust Co. ..... 633,600 690,544
2,949,172
Poland — 0.1%
Bank Polska Kasa Opieki SA ...... 61,746 3,865,205
LPP SA .................... 301 1,819,971
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 92,772 2,430,220
Powszechny Zaklad Ubezpieczen SA 278,334 4,896,696
13,012,092
Puerto Rico — 0.0%
Popular, Inc. ................. 19,411 2,918,056
Republic of Turkiye — 0.1%
Akbank TAS ................. 3,677,279 5,955,544
Eldorado Gold Corp. ............ 69,227 2,152,267
KOC Holding A/S .............. 722,034 3,232,921
MLP Saglik Hizmetleri A/S
(a)(c)(f)
..... 132,581 1,304,985
Turkiye Is Bankasi A/S , Class C .... 7,659,364 2,431,638
15,077,355
Romania — 0.0%
Banca Transilvania SA .......... 176,206 1,444,168
Saudi Arabia — 0.1%
Ades Holding Co. .............. 336,843 1,769,819
Al Rajhi Bank ................ 141,355 2,591,593
Etihad Etisalat Co. ............. 213,797 3,712,114
Rasan Information Technology Co.
(f)
. 96,805 3,650,921
Saudi National Bank (The) ........ 55,344 579,633
Yanbu National Petrochemical Co. .. 149,540 1,466,836
13,770,916
Singapore — 0.0%
UOL Group Ltd. ............... 181,454 1,517,993
South Africa — 0.1%
FirstRand Ltd. ................ 1,440,032 7,635,170
Harmony Gold Mining Co. Ltd. ..... 113,051 1,782,151
Kumba Iron Ore Ltd. ............ 58,550 1,098,347
Mr Price Group Ltd. ............ 223,538 2,093,467
Valterra Platinum Ltd. ........... 55,273 4,451,854
Vodacom Group Ltd. ........... 721,713 6,122,483
23,183,472
South Korea — 1.2%
Doosan Enerbility Co. Ltd.
(f)
....... 19,700 1,716,909
HD Hyundai Heavy Industries Co. Ltd. 15,673 7,298,855
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 19,740 6,181,141
Hyundai Motor Co. ............. 3,123 1,131,962
Hyundai Rotem Co. Ltd. ......... 33,008 6,040,309
Kia Corp. ................... 12,416 1,280,608
Krafton, Inc. ................. 9,980 1,794,368
Security
Shares
Shares Value
South Korea (continued)
KT&G Corp. ................. 43,914 $ 5,279,036
Misto Holdings Corp. ........... 20,577 566,029
Samsung Electronics Co. Ltd. ..... 772,693 116,358,053
SK Hynix, Inc. ................ 57,065 50,888,780
198,536,050
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA . 545,847 12,053,616
Banco de Sabadell SA .......... 1,635,025 6,338,994
Bankinter SA ................. 374,520 6,232,422
CaixaBank SA ................ 719,355 9,156,205
Industria de Diseno Textil SA ...... 59,408 3,555,610
Naturgy Energy Group SA ........ 60,989 1,916,906
Repsol SA .................. 275,687 7,405,276
46,659,029
Sweden — 0.2%
Atlas Copco AB , Class A ......... 601,089 11,551,514
Industrivarden AB , Class A ....... 29,043 1,542,932
SSAB AB , Class A ............. 49,419 444,781
Telefonaktiebolaget LM Ericsson , Class
B ...................... 722,073 8,613,608
Volvo AB , Class B ............. 103,619 3,611,823
25,764,658
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 29,578 2,991,511
Belimo Holding AG (Registered) .... 3,599 3,295,818
Cie Financiere Richemont SA
(Registered) ............... 44,662 8,571,415
Galderma Group AG ............ 86,255 18,095,732
Julius Baer Group Ltd. .......... 135,595 11,145,489
Partners Group Holding AG ....... 9,906 10,769,835
Straumann Holding AG (Registered) . 50,771 5,510,115
TE Connectivity plc ............ 58,297 12,339,143
Zurich Insurance Group AG ....... 21,252 14,817,326
87,536,384
Taiwan — 2.2%
Accton Technology Corp. ........ 87,000 6,371,585
ASE Technology Holding Co. Ltd. ... 108,000 1,692,863
Asia Vital Components Co. Ltd. .... 18,000 1,647,959
Chroma ATE, Inc. .............. 28,000 1,913,250
Delta Electronics, Inc. ........... 98,000 6,872,296
Elite Material Co. Ltd. ........... 44,000 6,556,204
Genius Electronic Optical Co. Ltd. .. 155,713 2,529,695
Gold Circuit Electronics Ltd. ....... 39,000 1,765,373
Hon Hai Precision Industry Co. Ltd. .. 594,000 4,196,622
Hon Precision, Inc. ............. 92,000 14,438,312
International Games System Co. Ltd. 60,000 1,426,146
Nanya Technology Corp.
(f)
........ 530,000 3,752,067
Phison Electronics Corp. ......... 29,000 1,814,702
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,296,000 298,236,348
Tripod Technology Corp. ......... 108,000 1,555,981
TS Financial Holding Co. Ltd. ...... 1,773,000 1,337,402
United Microelectronics Corp. ..... 2,270,000 5,701,915
Winbond Electronics Corp. ....... 2,557,000 7,543,783
Wistron Corp. ................ 712,000 3,135,748
372,488,251
Thailand — 0.0%
CP ALL PCL ................. 1,641,300 2,194,821
Krungthai Card PCL , Class F ...... 3,061,200 2,750,821
True Corp. PCL , NVDR .......... 1,974,800 829,964
5,775,606

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC . 237,510 $ 892,335
Air Arabia PJSC ............... 1,211,833 1,633,062
Aldar Properties PJSC .......... 509,193 1,070,886
Borouge plc ................. 1,428,293 984,012
Channel Vas Investments Ltd.
(f)
.... 921,050 1,039,516
Emaar Development PJSC ....... 212,226 842,410
Emaar Properties PJSC ......... 1,300,290 4,186,934
Emirates Integrated
Telecommunications Co. PJSC .. 474,472 1,392,504
NMC Health plc
(d)(f)
............. 1,077,976 15
12,041,674
United Kingdom — 2.5%
Anglo American plc ............ 79,873 3,952,514
Anthropics Technology Ltd., Series G
(d)
(f)
....................... 30,919 9,849,866
AstraZeneca plc .............. 267,787 50,805,183
BAE Systems plc .............. 2,338,950 65,054,527
British American Tobacco plc ...... 765,040 45,056,901
British Land Co. plc (The) ........ 293,125 1,551,062
Bunzl plc ................... 101,032 3,330,625
Compass Group plc ............ 997,344 28,181,967
Convatec Group plc
(a)(c)
.......... 522,581 1,498,671
Diploma plc .................. 76,064 7,198,649
Genius Sports Ltd.
(f)
............ 477,759 2,083,029
Haleon plc .................. 783,080 3,616,163
Imperial Brands plc ............ 113,413 4,308,863
Intertek Group plc ............. 37,369 2,407,241
J Sainsbury plc ............... 1,793,702 8,025,285
Lloyds Banking Group plc ........ 3,104,033 4,219,321
London Stock Exchange Group plc .. 19,060 2,473,165
National Grid plc .............. 4,466,468 79,952,381
NatWest Group plc ............. 1,495,428 11,927,350
RELX plc ................... 806,724 29,418,284
Rolls-Royce Holdings plc ........ 3,043,377 48,972,684
St. James's Place plc ........... 331,752 5,477,863
Unilever plc .................. 56,412 3,289,674
422,651,268
United States — 47.8%
3M Co. ..................... 58,710 8,602,189
AbbVie, Inc.
(k)
................ 168,007 35,503,239
Adobe, Inc.
(f)
................. 27,862 6,856,838
Advanced Drainage Systems, Inc. .. 18,880 2,817,840
Advanced Micro Devices, Inc.
(f)(k)
... 86,431 30,638,925
Agilent Technologies, Inc. ........ 128,106 14,802,648
Airbnb, Inc. , Class A
(f)
........... 134,921 18,937,512
Akamai Technologies, Inc.
(f)
....... 26,858 2,765,837
Albemarle Corp. .............. 31,976 6,289,679
ALL Health Services Corp., (Acquired
06/03/24, cost $0)
(d)(f)(j)
........ 304 —
Alphabet, Inc. , Class C .......... 1,274,861 486,920,410
Altria Group, Inc. .............. 189,929 13,798,342
Amazon.com, Inc.
(f)(k)
........... 1,116,886 296,041,803
AMC Global Media, Inc. , Class A
(f)
.. 90,448 767,904
Ameren Corp. ................ 16,602 1,886,817
Amphenol Corp. , Class A ........ 174,885 25,755,314
Analog Devices, Inc. ............ 5,001 2,011,702
Anduril Engineering LLC, Series H ,
Class E
(d)(f)
................ 48,062 3,314,005
Antero Resources Corp.
(f)
........ 225,672 8,859,883
APA Corp.
(k)
................. 708,819 28,870,198
Apple, Inc.
(k)
................. 1,338,337 363,157,745
Applied Materials, Inc. .......... 6,990 2,757,485
AppLovin Corp. , Class A
(f)
........ 19,572 8,735,962
Archer-Daniels-Midland Co. ....... 52,078 3,881,894
Security
Shares
Shares Value
United States (continued)
Arista Networks, Inc.
(f)
........... 160,742 $ 27,761,751
Ascent Resources LLC
(d)(f)(l)
....... 6,012,656 7,575,947
Autodesk, Inc.
(f)
............... 30,007 7,111,659
Automatic Data Processing, Inc. .... 22,014 4,665,647
AutoZone, Inc.
(f)
............... 5,127 18,990,562
Avaya LLC
(f)
................. 1,123 16,143
Bank of America Corp. .......... 1,559,532 83,372,581
Biogen, Inc.
(f)
................. 8,558 1,619,858
Boeing Co. (The)
(f)
............. 376,910 86,323,697
Booking Holdings, Inc. .......... 191,572 32,253,062
Boston Scientific Corp.
(f)
......... 400,106 23,050,107
BP plc ..................... 1,758,914 13,923,273
Bristol-Myers Squibb Co. ......... 154,638 9,369,516
Broadcom, Inc. ............... 612,628 255,729,306
Broadridge Financial Solutions, Inc. . 109,769 16,902,231
Builders FirstSource , Inc.
(f)
........ 26,907 2,128,075
Burlington Stores, Inc.
(f)
.......... 20,605 6,593,806
Cadence Design Systems, Inc.
(f)
.... 119,419 39,359,308
Caesars Entertainment, Inc.
(f)
...... 83,482 2,320,800
Capital One Financial Corp. ....... 1 126
Cardinal Health, Inc. ............ 7,275 1,403,202
Carrier Global Corp. ............ 55,562 3,732,100
Carvana Co. , Class A
(f)
.......... 16,525 6,540,595
Caterpillar, Inc. ............... 50,369 44,833,951
CBRE Group, Inc. , Class A
(f)
...... 34,343 4,901,776
Century Communities, Inc. ....... 55,268 3,096,113
CF Industries Holdings, Inc. ....... 54,757 6,800,819
Charles Schwab Corp. (The) ...... 30,593 2,803,543
Cheniere Energy, Inc. ........... 42,868 11,786,557
Ciena Corp.
(f)
................ 16,148 8,519,362
Cisco Systems, Inc. ............ 743,426 68,023,479
Citigroup, Inc. ................ 752,265 96,274,875
Citizens Financial Group, Inc. ..... 587,921 38,244,261
Clean Harbors, Inc.
(f)
........... 9,743 3,046,441
CME Group, Inc. , Class A ........ 20,611 5,932,258
Coinbase Global, Inc. , Class A
(f)
.... 16,888 3,171,060
Comfort Systems USA, Inc. ....... 1,050 1,932,262
Cooper Cos., Inc. (The)
(f)
......... 37,177 2,338,433
CoreWeave , Inc. , Class A
(f)
....... 168,963 18,856,271
Costco Wholesale Corp. ......... 109,856 111,452,208
Crescent Midstream Private
(d)(f)(l)
.... 5,696,000 6,664,320
CRH plc .................... 348,905 41,317,330
Crowdstrike Holdings, Inc. , Class A
(f)
. 37,181 16,573,431
Crown PropTech Acquisitions
(d)(f)
.... 308,496 242,737
Crown PropTech Acquisitions , Class A
(f)
108,245 1,281,621
CSX Corp. .................. 1,033,540 46,953,722
Darden Restaurants, Inc. ........ 79,876 16,019,931
Datadog, Inc. , Class A
(f)
......... 169,786 22,444,011
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $0)
(f)(j)(l)
................ —
(m)
21,255,847
Deckers Outdoor Corp.
(f)
......... 107,774 11,014,503
Delta Air Lines, Inc. ............ 651,844 44,318,874
Devon Energy Corp. ............ 211,696 10,874,824
DF Residential III LP
(d)(f)
.......... 10,429,752 10,116,860
Dick's Sporting Goods, Inc. ....... 16,271 3,692,215
Digital Realty Trust, Inc. ......... 52,174 10,483,844
Dollar General Corp. ........... 119,072 13,798,063
DoorDash, Inc. , Class A
(f)
........ 37,945 6,399,424
DR Horton, Inc. ............... 276,600 42,557,676
Eaton Corp. plc ............... 41,841 18,117,571
eBay, Inc. ................... 159,937 16,550,281
EchoStar Corp. , Class A
(f)(g)
....... 155,616 19,162,554
Edwards Lifesciences Corp.
(f)
...... 388,155 32,410,942
Elevance Health, Inc. ........... 28,674 10,793,467

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Eli Lilly & Co. ................ 171,468 $ 160,253,993
EMCOR Group, Inc. ............ 3,649 3,253,704
Emerson Electric Co. ........... 105,360 14,796,758
EOC Partners Fund LP
(d)(f)(l)
....... 23,289,877 23,289,877
Epic Games, Inc., (Acquired 10/17/24,
cost $33,724,034)
(d)(f)(j)
........ 61,803 31,187,030
EQT Corp. .................. 558,830 33,574,506
Estee Lauder Cos., Inc. (The) , Class A 16,153 1,239,097
EXO Capital Technologies, Inc.,
(Acquired 05/22/25, cost
$8,339,244)
(d)(f)(j)
............ 14,236 5,267
Experian plc ................. 92,874 3,398,172
Exxon Mobil Corp. ............. 629,268 97,114,930
FactSet Research Systems, Inc. .... 46,403 10,560,395
Fair Isaac Corp.
(f)
.............. 5,250 5,381,250
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$40,652,984)
(d)(f)(j)
............ 599,248 52,434,200
Farmers Business Network, Inc.
(d)(f)
.. 310,205 335,021
Fastenal Co. ................. 300,249 13,490,188
Fifth Third Bancorp ............ 1,253,715 63,638,573
First Citizens BancShares , Inc. , Class A 3,227 6,401,787
First Horizon Corp. ............. 173,322 4,326,117
First Solar, Inc.
(f)
.............. 41,755 8,429,917
Flagstar Bank NA .............. 611,543 8,543,256
FLYR, Inc., Series D-X , Class E
(d)(f)
.. 2,491,076 25
Ford Motor Co. ............... 777,122 9,387,634
Formentera Partners Fund II LP
(d)(l)
.. —
(m)
11,558,874
FQT Holding Co. LLC
(d)(f)
......... 2,439,185 5,951,611
Franklin Resources, Inc. ......... 160,072 4,797,358
Freeport-McMoRan, Inc. ......... 1,125,571 65,035,492
FreeWire Technologies, Inc.
(d)(f)
..... 166 —
Garmin Ltd. .................. 24,986 6,274,984
GE Aerospace ................ 314,381 91,148,483
GE Vernova , Inc. .............. 47,625 51,599,782
Gilead Sciences, Inc. ........... 164,072 21,467,180
Global Payments, Inc. .......... 44,929 3,233,091
Goldman Sachs Group, Inc. (The) .. 66,453 61,387,288
GSK plc .................... 333,394 8,740,749
Halliburton Co. ............... 173,322 7,331,521
Hasbro, Inc. ................. 52,654 5,046,359
Hershey Co. (The) ............. 18,440 3,425,046
Hexcel Corp. ................. 52,696 4,946,574
Hilton Worldwide Holdings, Inc. .... 148,364 48,080,321
Holcim AG .................. 44,840 4,166,821
Home Depot, Inc. (The) ......... 215,107 70,727,182
Honeywell International, Inc. ...... 139,648 29,930,756
Host Hotels & Resorts, Inc. ....... 303,771 6,418,681
Howmet Aerospace, Inc. ......... 87,934 21,371,479
HP, Inc. .................... 312,976 6,528,679
Huntington Bancshares, Inc. ...... 247,167 4,142,519
iHeartMedia, Inc. , Class A
(f)
....... 10,778 64,345
Illinois Tool Works, Inc. .......... 65,169 16,814,254
Included Health, (Acquired 06/03/24,
cost $31,181,561)
(d)(f)(j)
........ 11,562,554 8,325,039
Incyte Corp.
(f)
................ 84,274 8,028,784
Intel Corp.
(f)
.................. 738,829 69,804,564
International Business Machines Corp. 15,878 3,667,500
Intuitive Surgical, Inc.
(f)
.......... 118,305 54,137,551
Invesco Ltd. ................. 165,946 4,349,445
Ionis Pharmaceuticals, Inc.
(f)(g)
..... 11,313 845,760
J M Smucker Co. (The) .......... 56,632 5,551,635
Jabil, Inc. ................... 11,860 4,002,631
Jacobs Solutions, Inc. ........... 43,799 5,668,029
James Hardie Industries plc , ADR
(f)
.. 134,758 2,828,570
Security
Shares
Shares Value
United States (continued)
Johnson & Johnson ............ 324,284 $ 74,536,677
JPMorgan Chase & Co. ......... 347,910 108,975,849
KB Home ................... 30,696 1,626,581
Keurig Dr Pepper, Inc. .......... 461,188 13,558,927
KLA Corp. ................... 8,906 15,588,617
Lam Research Corp. ........... 298,804 77,049,599
Las Vegas Sands Corp. ......... 65,369 3,569,801
Latch, Inc.
(f)
.................. 520,854 125,005
Live Nation Entertainment, Inc.
(f)
.... 298,942 47,214,899
Lockheed Martin Corp. .......... 15,494 8,025,427
Lowe's Cos., Inc. .............. 19,393 4,630,854
Lumentum Holdings, Inc.
(f)
........ 25,490 23,000,137
LyondellBasell Industries NV , Class A 44,208 3,297,917
Marathon Petroleum Corp. ....... 53,690 13,330,690
Marriott International, Inc. , Class A .. 15,231 5,508,900
Marsh & McLennan Cos., Inc. ..... 238,287 39,963,113
MasTec , Inc.
(f)
................ 6,881 2,711,458
Mastercard, Inc. , Class A ......... 132,401 66,587,111
McDonald's Corp. ............. 159,573 46,849,037
McKesson Corp. .............. 84,545 68,921,084
Medtronic plc ................ 117,502 9,514,137
Melange Capital Partners
(d)(l)
...... 12,415,455 13,614,788
Merck & Co., Inc. .............. 408,807 44,633,548
Meritage Homes Corp. .......... 43,708 2,943,297
Meta Platforms, Inc. , Class A ...... 287,940 176,193,365
MetLife, Inc. ................. 183,298 14,682,170
Microchip Technology, Inc. ........ 113,815 10,574,552
Micron Technology, Inc. .......... 268,101 138,651,113
Microsoft Corp. ............... 587,413 239,535,273
Moderna, Inc.
(f)
............... 113,278 5,203,991
MongoDB, Inc. , Class A
(f)
........ 56,900 14,272,227
Monolithic Power Systems, Inc. .... 6,032 9,738,121
Motorola Solutions, Inc. ......... 10,732 4,711,670
Mueller Industries, Inc. .......... 18,628 2,522,790
NetApp, Inc. ................. 47,620 5,274,867
Netflix, Inc.
(f)
................. 401,349 37,570,280
New Kleo Holdco
(d)(f)
............ 366,110 494,138
Newmont Corp. ............... 27,160 3,017,204
NextEra Energy, Inc. ........... 778,927 76,241,375
Norfolk Southern Corp. .......... 24,959 7,882,801
Northern Trust Corp. ............ 13,546 2,253,242
Northrop Grumman Corp. ........ 12,246 7,096,312
Novartis AG (Registered) ........ 37,425 5,531,028
NRG Energy, Inc. .............. 41,481 6,453,614
Nucor Corp. ................. 71,176 16,035,241
Nuvalent , Inc. , Class A
(f)
......... 12,711 1,274,659
NVIDIA Corp.
(k)
............... 2,290,891 457,193,117
Occidental Petroleum Corp. ....... 223,460 13,537,207
OpenAir.com, Series C
(d)(f)
........ 12,993 8,935,116
Oracle Corp. ................. 249,611 40,284,719
Otis Worldwide Corp. ........... 310,720 24,198,874
Palantir Technologies, Inc. , Class A
(f)
. 264,979 36,861,229
Palladyne AI Corp.
(f)
............ 27,356 166,598
Palladyne AI Corp.
(f)
............ 607,934 3,702,319
Palo Alto Networks, Inc.
(f)
........ 74,741 13,402,556
Paramount Skydance Corp. , Class B 35,184 360,284
Parker-Hannifin Corp. ........... 59,043 53,694,884
PBF Energy, Inc. , Class A ........ 66,846 2,898,443
PepsiCo, Inc. ................ 213,873 33,896,732
Pfizer, Inc. .................. 479,584 12,804,893
PG&E Corp. ................. 89,743 1,491,529
Philip Morris International, Inc. ..... 250,053 41,276,249
Phillips 66 ................... 15,451 2,768,047
Pinnacle West Capital Corp. ...... 107,926 11,194,085
Playstudios , Inc. , Class A
(f)
....... 831,348 345,093

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
PNC Financial Services Group, Inc.
(The) .................... 39,747 $ 8,863,581
Procter & Gamble Co. (The) ...... 106,742 15,700,681
Progressive Corp. (The) ......... 249,772 50,274,108
Prologis, Inc. ................. 101,789 14,456,074
Protagonist Therapeutics, Inc.
(f)
.... 9,058 896,470
Prudential Financial, Inc. ......... 171,891 16,864,226
QXO, Inc.
(f)(g)
................. 68,166 1,368,092
Ralph Lauren Corp. , Class A ...... 22,975 8,239,754
Regeneron Pharmaceuticals, Inc. ... 12,342 8,726,535
Relativity Space, Inc.
(d)(f)
......... 5,551 5,717
Republic Services, Inc. , Class A .... 12,366 2,587,215
ResMed, Inc. ................ 14,254 3,047,648
Robinhood Markets, Inc. , Class A
(f)
.. 69,131 5,038,959
Roche Holding AG ............. 67,485 27,500,138
Rockwell Automation, Inc. ........ 86,202 35,248,860
Ross Stores, Inc. .............. 36,653 8,349,187
Royal Caribbean Cruises Ltd. ..... 18,496 4,878,505
Royalty Pharma plc , Class A ...... 47,244 2,366,452
RSA Security LLC
(d)(f)
........... 25,594 —
RTX Corp. .................. 6,834 1,203,262
S&P Global, Inc. .............. 58,858 25,381,335
Screaming Eagle Acquistion
Corp., (Acquired 05/14/24, cost
$2,667,489)
(f)(j)
.............. 262,419 3,230,646
ServiceTitan , Inc. , Class A
(f)
....... 46,422 2,760,252
Shell plc .................... 1,483,422 66,977,547
Six Flags Entertainment Corp.
(f)
.... 99,791 1,874,075
Skyworks Solutions, Inc. ......... 293,397 20,587,667
SM Energy Co. ............... 163,866 5,084,762
Snorkel AI, Inc., Series B, (Acquired
06/30/21, cost $1,060,929)
(d)(f)(j)
.. 70,636 513,524
Snowflake, Inc. , Class A
(f)
........ 114,432 15,616,535
Solaris Energy Infrastructure, Inc. ,
Class A .................. 192,979 14,249,569
Sonder Holdings, Inc. , Class A
(f)
.... 103,334 —
SOURCE Global PBC
(d)(f)
......... 139,668 11,173
Southern Co. (The) ............ 89,296 8,634,923
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$33,273,883)
(d)(f)(j)
............ 266,801 140,494,739
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$8,726,616)
(d)(f)(j)
............ 107,736 56,732,700
Spotify Technology SA
(f)
......... 7,087 3,164,700
Starbucks Corp. ............... 142,608 15,020,901
Starz Entertainment Corp. ........ 2,691 49,353
State Street Corp. ............. 31,082 4,750,573
Stryker Corp. ................ 156,799 49,412,069
Synchrony Financial ............ 62,246 4,743,145
Synopsys, Inc.
(f)
............... 14,363 6,931,584
Take-Two Interactive Software, Inc.
(f)
. 35,144 7,512,381
Tapestry, Inc. ................. 117,502 17,042,490
Targa Resources Corp. .......... 110,251 28,674,080
Target Hospitality Corp.
(f)
......... 9,847 143,175
TD SYNNEX Corp. ............. 25,009 5,706,554
Tenaris SA .................. 337,216 10,764,396
Tesla, Inc.
(f)
.................. 299,655 114,357,338
Texas Instruments, Inc. .......... 67,327 18,924,273
Textron, Inc. ................. 45,882 4,402,837
Thermo Fisher Scientific, Inc. ...... 84,917 40,671,846
TJX Cos., Inc. (The) ............ 447,791 70,191,239
T-Mobile US, Inc. .............. 14,942 2,921,161
Toll Brothers, Inc. .............. 37,758 5,366,922
TopBuild Corp.
(f)
............... 4,681 2,072,279
Security
Shares
Shares Value
United States (continued)
Trane Technologies plc .......... 144,498 $ 71,171,045
TransDigm Group, Inc. .......... 18,685 21,674,226
Travelers Cos., Inc. (The) ........ 20,446 6,238,892
Truist Financial Corp. ........... 384,771 19,815,706
Tyler Technologies, Inc.
(f)
......... 19,629 6,696,237
Uber Technologies, Inc.
(f)
......... 208,167 15,531,340
Ulta Beauty, Inc.
(f)
.............. 18,919 10,168,584
Union Pacific Corp. ............ 143,488 38,667,146
United Airlines Holdings, Inc.
(f)
..... 160,044 14,403,960
UnitedHealth Group, Inc. ......... 122,627 45,430,851
USA Rare Earth LLC, (Acquired
01/26/26, cost $7,372,780)
(f)(j)
.... 342,920 8,905,632
Valero Energy Corp. ............ 136,303 34,427,412
Ventas, Inc. ................. 159,205 13,987,751
Veralto Corp. ................. 118,934 10,489,979
VeriSign, Inc. ................ 11,379 3,057,082
Verizon Communications, Inc. ..... 501,048 24,065,335
Vertex Pharmaceuticals, Inc.
(f)
..... 60,835 25,999,662
Vertiv Holdings Co. , Class A ...... 112,894 37,084,550
Viatris , Inc. .................. 954,023 14,253,104
VICI Properties, Inc. , Class A ...... 584,428 17,065,298
Visa, Inc. , Class A ............. 58,188 19,192,730
Vistance Networks, Inc.
(f)
......... 157,670 2,017,388
Vistra Corp. ................. 314,615 49,658,832
Walmart, Inc. ................. 897,668 118,429,339
Walt Disney Co. (The) .......... 792,533 82,225,299
Waste Management, Inc. ......... 22,952 5,337,488
Wealthfront Corp.
(f)(g)
............ 197,622 2,080,960
Wells Fargo & Co. ............. 511,791 42,084,574
West Pharmaceutical Services, Inc. . 16,118 4,796,556
Western Digital Corp. ........... 13,553 5,889,050
Williams Cos., Inc. (The) ......... 955,210 72,892,075
Wynn Resorts Ltd. ............. 29,588 3,169,171
Zeitview , Series E-3 , Class E
(d)(f)
.... 2,096,035 2,127,727
Zoetis, Inc. , Class A ............ 32,623 3,750,666
8,241,589,188
Zambia — 0.0%
First Quantum Minerals Ltd.
(f)
...... 105,857 2,591,971
Total Common Stocks — 66.8%
(Cost: $7,426,406,528) ........................... 11,513,043,537
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.1%
Azule Energy Finance plc
(a)
8.25%, 01/22/31 ............ USD 4,200 4,331,250
8.63%, 01/22/33 ............ 3,019 3,123,306
7,454,556
Argentina — 0.0%
(a)
Telecom Argentina SA, 9.25%,
05/28/33 ................. 591 627,256
Vista Energy Argentina SAU, 8.50%,
06/10/33 ................. 180 190,834
818,090
Australia — 0.3%
AGL Energy Ltd., 5.77%, 09/30/35
(c)
. AUD 340 232,091
Ampol Ltd., (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 2.00%),
5.85%, 10/30/55
(b)(c)
.......... 460 312,432
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. USD 687 657,459

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
APA Infrastructure Ltd.
(c)
6.42%, 04/28/36 ............ AUD 490 $ 351,078
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.00%), 6.37%, 04/28/56
(b)
... 340 244,930
AusNet Services Holdings Pty. Ltd.
(b)(c)
(3-mo. ASX Australia Bank Bill
Short Term Rates Mid + 1.77%),
5.70%, 02/04/56 .......... 390 277,644
(3-mo. ASX Australia Bank Bill
Short Term Rates Mid + 1.77%),
6.50%, 02/04/56 .......... 300 209,445
Australia & New Zealand Banking
Group Ltd., (3-mo. ASX Australia
Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.25%), 5.24%,
02/23/37
(b)(c)
............... 500 359,205
Fortescue Treasury Pty. Ltd., 4.50%,
09/15/27
(a)
................ USD 146 144,861
Macquarie Bank Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 1.32%), 5.31%, 08/20/36
(b)(c)
AUD 800 573,800
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ USD 152 157,760
8.50%, 05/01/30 ............ 1,584 1,631,596
National Australia Bank Ltd.
(b)(c)
(3-mo. ASX Australia Bank Bill
Short Term Rates Mid + 2.00%),
6.34%, 06/06/39 .......... AUD 200 143,806
(3-mo. ASX Australia Bank Bill
Short Term Rates Mid + 1.70%),
5.77%, 07/30/40 .......... 500 344,035
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... 9,773 7,062,808
12.50%, 07/31/27 ........... 16,288 11,902,444
10.50%, 07/31/28 ........... 13,715 9,726,003
Pacific National Finance Pty. Ltd.,
(ADSWAP5 + 3.85%), 7.75%,
12/11/54
(b)(c)
............... 480 345,306
Patrick Terminals Finance Pty. Ltd.,
5.55%, 10/22/35
(c)
........... 580 390,512
Quintis Australia Pty. Ltd.
(a)(d)(f)(i)(n)
7.50%, 10/01/26 ............ USD 92,389 9,931,838
12.00%, 10/01/28 ........... 82,685 8
Scentre Group Trust 1, 5.35%,
09/18/35
(c)
................ AUD 1,000 669,863
Tabcorp Finance Pty. Ltd., 5.99%,
05/28/31
(c)
................ 500 349,291
Telix Pharmaceuticals Investments,
Inc., 1.50%, 04/22/31
(c)(o)
....... USD 1,700 1,778,200
Vicinity Centres Trust, 5.84%,
03/03/36
(c)
................ AUD 450 311,333
WestConnex Finance Co. Pty. Ltd.
(c)
5.94%, 04/30/32 ............ 780 556,805
6.41%, 04/30/36 ............ 640 456,856
Westpac Banking Corp.
(c)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.33%), 6.09%, 02/12/41
(b)
... 660 461,007
6.14%, 11/13/45 ............ 460 316,675
49,899,091
Austria — 0.0%
ams -OSRAM AG
(c)
2.13%, 11/03/27
(o)
........... EUR 3,800 4,348,377
Security
Par (000)
Par (000) Value
Austria (continued)
10.50%, 03/30/29 ........... EUR 600 $ 741,691
5,090,068
Belgium — 0.0%
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(a)
...... USD 5,400 5,337,529
Brazil — 0.0%
Arcos Dorados BV, 6.38%, 01/29/32
(a)
472 491,890
LD Celulose International GmbH,
7.95%, 01/26/32
(a)
........... 680 708,234
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(c)
........... 401 374,693
7.25%, 06/30/31
(a)
........... 330 308,570
Minerva Luxembourg SA, 7.50%,
04/22/36
(a)
................ 503 493,192
Nexa Resources SA, 6.75%, 04/09/34
(a)
362 382,566
Petrobras Global Finance BV, 6.75%,
01/27/41 ................. 371 370,536
PRIO Luxembourg Holding SARL,
6.75%, 10/15/30
(a)
........... 744 740,860
Raizen Fuels Finance SA
(a)(f)(n)
6.45%, 03/05/34 ............ 491 268,209
6.95%, 03/05/54 ............ 213 113,503
Samarco Mineracao SA, 9.00%, (9.00%
Cash or 9.00% PIK), 06/30/31
(c)(p)
. 675 672,634
Vale Overseas Ltd.
6.40%, 06/28/54 ............ 338 346,028
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.43%), 6.00%, 02/25/56
(a)(b)
.. 488 490,879
5,761,794
Canada — 0.7%
1011778 BC ULC
(a)
3.88%, 01/15/28 ............ 29 28,461
4.38%, 01/15/28 ............ 156 154,033
6.13%, 06/15/29 ............ 100 101,764
5.63%, 09/15/29 ............ 173 174,552
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
5,740 5,804,332
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... EUR 2,437 2,809,974
Bombardier, Inc., 8.75%, 11/15/30
(a)
. USD 224 237,824
Brookfield Residential Properties, Inc.,
4.88%, 02/15/30
(a)
........... 160 150,005
Garda World Security Corp.
(a)
8.25%, 08/01/32 ............ 178 182,120
8.38%, 11/15/32 ............ 60 61,907
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. 47,842 53,138,311
Jones Deslauriers Insurance
Management, Inc., 8.50%,
03/15/30
(a)
................ 100 103,081
Mattamy Group Corp., 6.00%,
12/15/33
(a)
................ 87 83,526
Methanex Corp., 5.13%, 10/15/27 ... 86 86,048
NOVA Chemicals Corp.
(a)
5.25%, 06/01/27 ............ 100 99,957
9.00%, 02/15/30 ............ 160 168,742
Open Text Corp., 3.88%, 12/01/29
(a)
. 198 178,455
Open Text Holdings, Inc., 4.13%,
12/01/31
(a)
................ 100 85,387
Resort Communities LoanCo . LP,
13.00%, 11/30/28
(a)(d)
......... 58,890 58,118,966

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
Rogers Communications, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%),
7.13%, 04/15/55
(b)
........... USD 138 $ 142,362
South Bow Canadian Infrastructure
Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.67%), 7.50%,
03/01/55
(b)
................ 46 48,633
Toucan FinCo . Ltd., 9.50%, 05/15/30
(a)
3,012 2,639,500
124,597,940
Chile — 0.0%
(a)
Cencosud SA
5.95%, 05/28/31 ............ 470 489,364
5.75%, 04/15/36 ............ 425 424,719
Corp. Nacional del Cobre de Chile,
5.53%, 01/30/37 ............ 402 396,432
WOM Chile Holdco SpA , 5.00%,
(5.00% Cash or 5.00% PIK),
04/01/32
(b)(o)(p)
.............. 1,697 1,463,279
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50% PIK), 04/01/31
(b)(p)
121 122,055
2,895,849
China — 0.2%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(o)
................ 4,238 6,117,553
China Hongqiao Group Ltd., 0.00%,
05/03/27
(c)(e)(o)
.............. CNY 45,000 6,587,374
China Ruyi Holdings Ltd., 0.00%,
01/31/27
(c)(e)(o)
.............. HKD 11,000 1,336,291
CMOC Capital Ltd., 0.00%, 01/24/27
(c)(e)
(o)
...................... USD 3,200 3,123,293
Fantasia Holdings Group Co. Ltd.
(c)(f)(n)
11.75%, 04/17/22 ........... 2,110 23,210
10.88%, 01/09/23 ........... 3,132 35,235
9.25%, 07/28/23 ............ 902 10,148
7.95%, 07/05/24 ............ 510 5,610
9.88%, 10/19/24 ............ 481 4,329
Fortune Star BVI Ltd.
(c)
3.95%, 10/02/26 ............ EUR 1,200 1,398,380
6.80%, 09/09/29 ............ USD 800 785,440
5.88%, 11/20/30 ............ EUR 580 648,043
Prosus NV, 4.03%, 08/03/50
(c)
..... USD 883 609,049
ZTO Express Cayman, Inc., 0.93%,
03/01/31
(c)(o)
............... 8,207 8,412,175
29,096,130
Colombia — 0.0%
ABRA Global Finance, 14.00%,
(14.00% Cash or 14.00% PIK),
10/22/29
(a)(p)
............... 677 612,622
Colombia Telecomunicaciones SA ESP,
4.95%, 07/17/30
(c)
........... 706 662,581
1,275,203
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30
(c)
........... EUR 3,145 3,833,673
Denmark — 0.0%
Genmab A/S, 7.25%, 12/15/33
(a)
.... USD 200 208,533
SGL Group ApS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 6.94%, 04/22/30 .... EUR 528 591,550
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27%, 02/24/31
(a)(c)
.. 1,013 1,135,411
Security
Par (000)
Par (000) Value
Denmark (continued)
TDC Brands A/S, 8.00%, 04/30/31
(c)
. EUR 2,114 $ 2,484,669
4,420,163
Finland — 0.0%
(c)
Citycon Treasury BV, 5.38%, 07/08/31 325 357,513
Mehilainen Yhtiot Oy
5.13%, 06/30/32 ............ 2,074 2,443,374
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.51%, 06/30/32
(b)
... 431 508,690
3,309,577
France — 0.4%
Afflelou SAS, 6.00%, 07/25/29
(c)
.... 1,628 1,965,580
Altice France SA
(c)
5.50%, 10/15/31 ............ 559 644,123
5.63%, 07/15/32 ............ 556 641,688
Atos SE, 9.36%, 12/18/29
(b)(c)(q)
..... 125 167,345
Bertrand Franchise Finance SAS,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.99%, 07/18/30
(b)(c)
.... 732 858,495
Betclic Everest Group SAS, 5.13%,
12/10/31
(c)
................ 933 1,097,713
Clariane SE
(c)
0.88%, 03/06/27
(o)
........... 3,098 2,161,108
6.88%, 04/15/31 ............ 1,736 2,062,874
Egis SA, 5.13%, 05/15/31
(c)
....... 2,839 3,339,934
Elior Group SA, 5.63%, 03/15/30
(c)
.. 2,696 3,231,956
Forvia SE
2.75%, 02/15/27
(c)
........... 1,111 1,296,843
6.75%, 09/15/33
(a)
........... USD 1,675 1,679,769
FR Bondco SAS, 6.88%, 10/31/32
(c)
. EUR 887 1,042,815
Goldstory SAS
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.02%, 02/01/30
(a)(b)
.. 2,880 3,360,377
6.75%, 02/01/30
(c)
........... 226 264,085
6.75%, 02/01/30
(a)
........... 2,339 2,733,159
Iliad SA, 4.25%, 01/09/32
(c)
....... 1,100 1,278,702
IPD 3 BV, 5.50%, 06/15/31
(c)
...... 1,314 1,474,960
Kapla Holding SAS
(c)
5.13%, 04/30/32 ............ 951 1,113,776
(3-mo. EURIBOR + 3.00%), 5.20%,
04/30/33
(b)
.............. 1,761 2,075,664
Lion/Polaris Lux Midco SARL, (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
5.75%, 07/01/29
(b)(c)
.......... 2,478 2,932,384
Loxam SAS, 6.38%, 05/31/29
(c)
.... 3,871 4,670,989
Lune Holdings SARL, 5.63%,
11/15/28
(c)
................. 2,747 67,156
Maya SAS
5.63%, 10/15/28
(c)
........... 6,425 7,600,658
7.00%, 10/15/28
(a)
........... USD 303 305,072
6.88%, 04/15/31
(c)
........... EUR 310 382,231
New Immo Holding SA
(c)
5.88%, 04/17/28 ............ 1,000 1,193,948
4.88%, 12/08/28 ............ 2,800 3,285,047
5.50%, 04/23/31 ............ 800 935,850
Paprec Holding SA, 4.13%, 07/15/30
(c)
3,150 3,677,543
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 1,900 2,308,683
(5-Year EURIBOR ICE Swap Rate
+ 2.20%), 4.75%, 03/24/37 ... 1,500 1,760,607
Sabena technics SAS, (Acquired
10/28/22, cost $7,142,356), (3-mo.
EURIBOR + 5.00%), 7.13%,
09/30/29
(b)(d)(j)
.............. 7,221 8,475,376

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Seche Environnement SACA, 4.50%,
03/25/30
(c)
................ EUR 412 $ 485,473
Vinci SA, Series ADP, 0.75%,
03/04/31
(c)(o)
............... 2,200 2,447,253
73,019,236
Germany — 0.4%
AIXTRON SE, 0.00%, 04/23/31
(a)(c)(e)(o)
2,400 3,483,357
alstria SARL
(c)
4.25%, 10/15/29 ............ 900 1,024,994
5.50%, 03/20/31 ............ 1,700 1,982,081
BRANICKS Group AG, 2.25%,
09/22/26
(c)
................ 800 560,512
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(b)(c)(q)
. 4,668 4,934,537
Dynamo Newco II GmbH, 6.25%,
10/15/31
(c)
................ 1,711 1,776,926
Envalior Deutschland GmbH, 12.00%,
(12.00% Cash or 12.00% PIK),
04/01/31
(d)(p)
............... 14,100 13,900,973
Fressnapf Holding SE, 5.25%,
10/31/31
(c)
................ 1,155 1,345,177
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
2,292 2,682,299
IHO Verwaltungs GmbH
(p)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(c)
.............. 3,531 4,239,779
7.00%, (7.00% Cash or 7.75% PIK),
11/15/31
(c)
.............. 2,185 2,712,158
7.37%, (7.37% Cash or 8.13% PIK),
05/15/33
(a)
.............. USD 525 534,019
Mahle GmbH, 6.50%, 05/02/31
(a)
... EUR 4,177 5,081,499
Nidda Healthcare Holding GmbH,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.23%, 10/15/32
(b)(c)
.... 3,453 4,058,679
PrestigeBidCo GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.95%, 07/01/29
(b)(c)
.......... 1,870 2,208,850
Progroup AG
(a)
5.13%, 04/15/29 ............ 1,225 1,457,129
5.38%, 04/15/31 ............ 810 956,460
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 700 824,978
5.38%, 04/01/31 ............ 500 606,783
TAG Immobilien AG, 0.63%, 03/11/31
(c)
(o)
...................... 1,100 1,393,818
Techem Verwaltungsgesellschaft 675
mbH , 4.63%, 07/15/32
(c)
....... 699 812,058
TK Elevator Midco GmbH, 4.38%,
07/15/27
(c)
................ 1,705 2,002,775
TUI Cruises GmbH
6.25%, 04/15/29
(a)
........... 2,833 3,400,542
5.00%, 05/15/30
(c)
........... 868 1,009,798
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(o)
............... 1,000 1,128,495
ZF Europe Finance BV
(c)
7.00%, 06/12/30 ............ 1,800 2,207,981
5.50%, 02/17/32 ............ 1,400 1,587,529
ZF North America Capital, Inc.
(a)
6.88%, 04/14/28 ............ USD 550 563,526
7.13%, 04/14/30 ............ 2,841 2,848,560
6.75%, 04/23/30 ............ 729 724,191
72,050,463
Security
Par (000)
Par (000) Value
Greece — 0.0%
(b)(c)
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36 ................. EUR 2,337 $ 2,698,455
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35 ............ 1,185 1,469,028
4,167,483
Hong Kong — 0.0%
HKT Capital No. 6 Ltd., 3.00%,
01/18/32
(c)
................ USD 900 824,166
Melco Resorts Finance Ltd.
(a)
7.63%, 04/17/32 ............ 588 605,240
6.50%, 09/24/33 ............ 803 795,974
2,225,380
India — 0.1%
Clean Renewable Power Mauritius Pte.
Ltd., 4.25%, 03/25/27
(c)
........ 735 723,975
Continuum Energy Aura Pte. Ltd.,
9.50%, 02/24/27
(c)
........... 1,000 1,008,750
India Cleantech Energy, 4.70%,
08/10/26
(c)
................ 330 328,264
India Green Power Holdings, 4.00%,
02/22/27
(c)
................ 280 275,943
IRB Infrastructure Developers Ltd.,
7.11%, 03/11/32
(c)
........... 300 307,267
Muthoot Finance Ltd.
(c)
6.38%, 04/23/29 ............ 300 301,690
6.38%, 03/02/30 ............ 235 236,763
5.75%, 08/04/30 ............ 285 282,221
REI Agro Ltd.
(d)(f)(n)(o)
5.50%, 11/13/14
(c)
........... 44,430 4
5.50%, 11/13/14
(a)
........... 8,271 1
ReNew Pvt Ltd., 5.88%, 03/05/27
(c)
.. 347 345,508
Renew Treasury Ifsc Pvt Ltd., 6.50%,
02/02/31
(a)
................ 628 624,421
Sammaan Capital Ltd., 7.50%,
10/16/30
(c)
................ 1,020 1,016,175
Vedanta Resources Finance II plc
10.88%, 09/17/29
(c)
.......... 800 849,000
9.48%, 07/24/30
(c)
........... 260 272,350
9.85%, 04/24/33
(a)
........... 235 250,576
6,822,908
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%,
04/14/27
(c)
................ 620 620,234
Medco Cypress Tree Pte. Ltd., 8.63%,
05/19/30
(a)
................ 357 372,172
Medco Laurel Tree Pte. Ltd., 6.95%,
11/12/28
(c)
................. 200 200,541
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29
(a)
........... 300 309,750
8.96%, 04/27/29
(c)
........... 500 516,250
Minejesa Capital BV, 5.63%, 08/10/37
(a)
781 756,188
Nickel Industries Ltd., 9.00%,
09/30/30
(c)
................ 520 538,912
Star Energy Geothermal Wayang
Windu Ltd., 6.75%, 04/24/33
(c)
... 171 173,973
3,488,020

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland — 0.1%
Cedacri SpA , (3-mo. EURIBOR at
4.63% Floor + 4.63%), 6.61%,
05/15/28
(b)(c)
............... EUR 775 $ 893,818
eircom Finance DAC, 5.00%,
04/30/31
(c)
................ 2,293 2,708,210
Flutter Treasury DAC, 4.00%,
06/04/31
(c)
................ 1,649 1,888,112
GGAM Finance Ltd.
(a)
8.00%, 02/15/27 ............ USD 69 69,316
8.00%, 06/15/28 ............ 100 104,159
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(c)
. GBP 389 471,465
Virgin Media O2 Vendor Financing
Notes VI DAC, 8.50%, 03/15/33
(a)
. USD 200 179,510
Virgin Media O2 Vendor Financing
Notes VII DAC, 7.50%, 07/15/33
(c)
EUR 416 444,421
6,759,011
Israel — 0.1%
Energean plc, 5.63%, 05/12/31
(c)
... 1,004 1,160,430
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ 606 784,133
7.88%, 09/15/31 ............ 3,719 5,119,915
Teva Pharmaceutical Finance
Netherlands III BV, 4.75%, 05/09/27 USD 334 333,586
7,398,064
Italy — 0.4%
Agrifarma SpA , 4.50%, 10/31/28
(a)
.. EUR 6,556 7,686,564
Almaviva-The Italian Innovation Co.
SpA , 5.00%, 10/30/30
(c)
....... 1,311 1,476,537
Cesar Spa
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.38%, 09/30/31
(b)
... 1,044 1,236,462
6.50%, 09/30/31 ............ 1,326 1,572,718
Dolcetto Holdco SpA
(c)
5.63%, 07/14/32 ............ 1,758 2,061,851
(3-mo. EURIBOR + 3.63%), 5.78%,
07/14/32
(b)
.............. 332 392,161
Engineering - Ingegneria Informatica -
SpA , 11.13%, 05/15/28
(c)
....... 366 440,865
Fedrigoni SpA , 6.13%, 06/15/31
(c)
... 3,057 3,457,282
Fiber Midco SpA , 10.75%, (10.75%
Cash or 10.75% PIK), 06/15/29
(c)(p)
1,472 1,179,767
Fibercop SpA
5.38%, 04/15/31
(c)
........... 4,386 5,215,585
Series 2036, 7.20%, 07/18/36
(a)
.. USD 345 344,137
FIS Fabbrica Italiana Sintetici SpA ,
(3-mo. EURIBOR + 3.25%), 5.28%,
02/05/31
(b)(c)
............... EUR 572 670,179
Gruppo San Donato SpA , 6.50%,
10/31/31
(c)
................ 1,195 1,400,759
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.95%, 04/15/29
(c)
... 1,501 1,774,763
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.95%, 04/15/29
(a)
... 2,805 3,316,597
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.90%, 12/15/29
(b)(c)
1,029 1,215,159
Italmatch Chemicals SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.13%), 6.15%, 02/05/31
(b)
... 1,376 1,599,092
6.25%, 02/05/31 ............ 236 275,689
Security
Par (000)
Par (000) Value
Italy (continued)
Itelyum Regeneration SpA , 5.75%,
04/15/30
(c)
................ EUR 1,539 $ 1,820,113
Kiko SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.45%, 01/15/32
(b)(c)
2,006 2,349,995
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 740 887,447
4.88%, 01/31/31 ............ 1,398 1,663,545
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.26%, 06/01/31
(b)
... 1,098 1,289,813
Midnights SPV SRL, (3-mo. EURIBOR
+ 3.15%), 5.17%, 08/22/26
(b)(c)(d)
.. 8,984 10,530,974
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.40%, 05/17/31
(b)
... 991 1,168,955
7.13%, 05/17/31 ............ 1,087 1,325,385
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 6.00%, 12/31/29
(b)
... 701 828,738
6.75%, 12/31/29 ............ 1,163 1,415,455
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$7,951,719), (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(b)(c)(d)(j)
.. 7,166 8,371,254
TeamSystem SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 5.70%,
07/31/31
(b)(c)
............... 419 478,487
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 762 862,785
68,309,113
Jamaica — 0.0%
Digicel International Finance Ltd.,
8.63%, 08/01/32
(a)
........... 360 373,500
Japan — 0.2%
Advantest Corp., 0.00%, 03/28/31
(c)(e)(o)
JPY 400,000 3,021,302
Kioxia Holdings Corp., 6.25%,
07/24/30
(a)
................ USD 200 205,987
Nippon Steel Corp.
(c)(e)(o)
0.00%, 02/14/29 ............ JPY 1,080,000 7,010,635
0.00%, 02/14/31 ............ 810,000 5,283,846
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(c)
........... EUR 2,491 2,954,893
4.81%, 09/17/30
(a)
........... USD 220 205,463
7.75%, 07/17/32
(a)
........... 200 208,492
Rakuten Group, Inc., 9.75%, 04/15/29
(c)
260 285,223
SoftBank Group Corp.
(c)
5.38%, 01/08/29 ............ EUR 1,523 1,796,068
3.38%, 07/06/29 ............ 265 291,922
5.25%, 10/10/29 ............ 833 965,961
6.38%, 04/22/30 ............ 1,589 1,880,627
5.88%, 07/10/31 ............ 3,715 4,281,889
7.00%, 04/22/32 ............ 1,501 1,782,093
5.75%, 07/08/32 ............ 4,084 4,607,689
6.38%, 07/10/33 ............ 3,241 3,709,549
7.38%, 04/22/34 ............ 1,253 1,484,031
39,975,670
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... USD 3,583 2,876,558
10.38%, 03/31/29
(c)
.......... GBP 2,272 2,471,104
Deepocean Ltd., 6.00%, 04/08/31
(c)
.. EUR 756 907,349
6,255,011

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kazakhstan — 0.0%
Kaspi.KZ JSC, 5.90%, 04/28/31
(a)
... USD 561 $ 558,546
Kuwait — 0.0%
EQUATE Petrochemical Co. KSCC,
4.25%, 11/03/26
(c)
........... 653 650,519
Luxembourg — 0.3%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(p)
................ EUR 5,002 6,199,880
Albion Financing 1 SARL, 5.38%,
05/21/30
(c)
................ 1,493 1,784,388
Breakwater Energy Holdings SARL,
9.25%, 11/15/30
(a)
........... USD 1,200 1,277,982
Currenta Group Holdings SARL
(c)
5.50%, 05/15/30 ............ EUR 512 604,470
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 5.98%, 05/15/32
(b)
... 701 827,045
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(c)
................ 4,328 5,102,675
Herens Holdco SARL, 4.75%,
05/15/28
(a)
................ USD 592 523,920
INEOS Finance plc
7.50%, 04/15/29
(a)
........... 200 197,521
7.25%, 03/31/31
(c)
........... EUR 2,640 2,999,477
ION Platform Finance SARL
7.88%, 05/01/29
(a)
........... 4,180 4,533,651
6.50%, 09/30/30
(c)
........... 1,427 1,397,203
6.88%, 09/30/32
(c)
........... 1,099 1,020,782
Kleopatra Finco SARL, (1M EURIBOR
+ 2.00%), 6.00%, 01/30/31
(b)
.... 3,565 3,389,175
Luna 1.5 SARL, 10.50%, (10.50% Cash
or 11.25% PIK), 07/01/32
(c)(p)
.... 621 774,389
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
.. 756 889,746
Maxam Prill SARL, 6.00%, 07/15/30
(c)
4,904 5,812,318
Summer BC Holdco B SARL, 5.88%,
02/15/30
(c)
................ 1,239 1,265,897
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.25% PIK),
08/31/28
(b)(p)
............. 624 735,547
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(b)(p)
............. 2,856 3,350,744
5.63%, 06/08/30 ............ 3,656 4,102,638
46,789,448
Macau — 0.0%
Studio City Finance Ltd., 5.00%,
01/15/29
(c)
................ USD 1,822 1,737,186
Wynn Macau Ltd.
5.63%, 08/26/28
(a)
........... 200 198,828
5.63%, 08/26/28
(c)
........... 1,142 1,135,306
6.75%, 02/15/34
(a)
........... 356 356,445
3,427,765
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%, 07/20/27 .. 700 681,912
Dua Capital Ltd., 2.78%, 05/11/31 ... 1,000 917,830
Gohl Capital Ltd., 4.25%, 01/24/27 .. 1,362 1,355,589
2,955,331
Mauritius — 0.3%
(d)
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)
.......... 25,503 26,332,274
Resurgent Trade & Investments Ltd.,
9.51%, 12/05/27
(c)
........... 18,815 18,862,037
45,194,311
Security
Par (000)
Par (000) Value
Mexico — 0.0%
Alpek SAB de CV, 3.25%, 02/25/31
(a)
USD 585 $ 508,599
Banco Nacional de Mexico SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%),
6.70%, 08/07/36
(a)(b)
.......... 531 531,000
Grupo Televisa SAB, 6.63%, 01/15/40 572 496,925
Orbia Advance Corp. SAB de CV,
6.75%, 09/19/42
(a)
........... 580 500,250
Trust Fibra Uno, 7.70%, 01/23/32
(c)
.. 447 481,647
2,518,421
Netherlands — 0.2%
Boels Topholding BV, 6.25%, 02/15/29
(c)
EUR 5,174 6,218,214
Nebius Group NV, 2.63%, 03/15/33
(a)(o)
USD 2,449 2,704,431
Sunrise FinCo . I BV, 4.88%, 07/15/31
(a)
5,620 5,399,246
Trivium Packaging Finance BV,
12.25%, 01/15/31
(a)
.......... 213 232,229
VZ Secured Financing BV
5.00%, 01/15/32
(a)
........... 2,159 1,891,871
5.25%, 01/15/33
(c)
........... EUR 3,395 3,784,336
VZ Vendor Financing II BV, 2.88%,
01/15/29
(c)
................ 5,178 5,686,302
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
USD 400 350,880
26,267,509
New Zealand — 0.0%
Powerco Ltd., 6.43%, 04/28/36
(c)
... AUD 410 293,246
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28
(a)
. USD 740 736,300
Pakistan — 0.0%
Veon Midco BV, 3.38%, 11/25/27
(a)
.. 776 754,776
Peru — 0.0%
(a)
Marcobre SAC, 5.75%, 01/22/36 ... 561 553,426
Pluspetrol Camisea SA, 6.24%,
07/03/36 ................. 606 633,391
Volcan Cia Minera SAA, 8.50%,
10/28/32 ................. 374 384,749
1,571,566
Philippines — 0.0%
(c)(r)
ACEN Finance Ltd., 4.00% ....... 266 166,649
San Miguel Global Power Holdings
Corp.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.40%), 8.13% ........... 600 597,564
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.12%), 8.38% ........... 300 298,503
1,062,716
Portugal — 0.0%
EDP SA, (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%, 09/16/54
(b)(c)
EUR 1,900 2,231,477
Republic of Turkiye — 0.0%
TAV Havalimanlari Holding A/S, 8.50%,
12/07/28
(c)
................ USD 594 611,820
TPAO Varlik Kiralama ASA, 6.30%,
03/04/31
(c)
................ 325 319,719
Turk Telekomunikasyon A/S, 6.95%,
10/07/32
(a)
................ 611 610,432
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(a)
................ 681 709,714
2,251,685

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(a)(d)
............... USD 8,080 $ 8,080,383
GLP Pte. Ltd., 9.75%, 05/20/28
(c)
... 300 235,650
Puma International Financing SA,
7.75%, 04/25/29
(c)
........... 235 241,580
8,557,613
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31
(c)
. EUR 857 1,023,321
South Africa — 0.0%
Bidvest Group UK plc (The), 6.20%,
09/17/32
(a)
................ USD 298 299,493
Liquid Telecommunications Financing
plc, 10.75%, 04/14/31
(a)
....... 415 421,702
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(c)
................ EUR 1,025 1,079,967
Sasol Financing USA LLC, 8.75%,
04/10/33
(a)
................ USD 252 264,411
Stillwater Mining Co., 4.50%, 11/16/29
(a)
630 600,469
2,666,042
Spain — 0.1%
(c)
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.52%, 05/01/30
(b)
..... EUR 1,670 1,965,867
Cellnex Telecom SA, 0.75%, 11/20/31
(o)
1,200 1,261,628
Cirsa Finance International SARL
7.88%, 07/31/28 ............ 2,623 3,171,261
4.88%, 10/15/31 ............ 560 654,482
(3-mo. EURIBOR + 3.00%), 5.15%,
10/15/32
(b)
.............. 846 995,915
Grifols SA
7.13%, 05/01/30 ............ 1,127 1,373,099
7.50%, 05/01/30 ............ 786 957,963
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(o)
........... 1,600 2,180,015
Kaixo Bondco Telecom SA, 5.13%,
09/30/29 ................. 1,608 1,896,012
14,456,242
Sweden — 0.1%
Heimstaden AB
(c)
8.38%, 01/29/30 ............ 982 1,203,532
7.36%, 01/24/31 ............ 649 772,200
Heimstaden Bostad Treasury BV,
1.38%, 03/03/27
(c)
........... 1,123 1,297,855
Intrum Investments & Financing AB,
8.00%, 09/11/27
(c)
........... 3,175 3,744,757
Stena International SA
7.25%, 01/15/31
(c)
........... USD 5,514 5,606,459
7.63%, 02/15/31
(a)
........... 200 205,001
Verisure Midholding AB, 5.25%,
02/15/29
(c)
................ EUR 4,601 5,406,008
18,235,812
Switzerland — 0.0%
(c)
Allwyn Entertainment Financing UK plc,
4.63%, 08/15/31 ............ 728 840,251
gategroup Finance Luxembourg SA,
3.00%, 02/28/27 ............ CHF 2,575 3,309,479
4,149,730
Security
Par (000)
Par (000) Value
Taiwan — 0.0%
Nanshan Life Pte. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.85%), 5.88%,
03/17/41
(b)(c)
............... USD 375 $ 368,122
Thailand — 0.0%
(c)
Minor International PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 7.92%), 2.70%
(b)
(r)
....................... 1,000 995,950
Muang Thai Life Assurance PCL, (10-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
3.55%, 01/27/37
(b)
........... 251 248,869
Muangthai Capital PCL
6.88%, 09/30/28 ............ 1,000 1,005,040
7.55%, 07/21/30 ............ 305 309,315
2,559,174
Ukraine — 0.0%
(a)
MHP Lux SA, 10.50%, 07/28/29 .... 318 325,155
VF Ukraine PAT, 9.62%, 02/11/27
(q)
.. 437 434,101
759,256
United Arab Emirates — 0.0%
Alpha Star Holding IX Ltd., 7.00%,
08/26/28
(c)
................ 720 714,600
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(a)
................ 578 554,233
Sobha Sukuk I Holding Ltd., 7.13%,
09/11/30
(c)
................. 277 259,272
1,528,105
United Kingdom — 0.7%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$10,817,752), 15.00%, (15.00%
Cash or 15.00% PIK), 06/19/26
(d)(j)(p)
GBP 8,488 6,727,707
Alexandrite Monnet UK Holdco plc,
6.88%, 05/31/31
(c)
........... EUR 1,698 1,991,007
Amber Finco plc, 6.63%, 07/15/29
(c)
. 2,106 2,555,670
Ardonagh Finco Ltd.
(a)
6.88%, 02/15/31 ............ 7,899 9,281,310
7.75%, 02/15/31 ............ USD 200 204,176
Avianca Midco 2 plc, 9.50%, 01/28/31
(a)
405 378,675
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 7,040 9,027,358
6.13%, 11/30/28
(c)
........... 403 516,765
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(a)
........... EUR 5,946 4,861,015
Bellis Acquisition Co. plc
8.00%, 07/01/31
(c)
........... 2,333 2,610,227
Biffa Group Holdings Ltd.
(c)
5.25%, 06/15/31 ............ 1,129 1,308,803
7.38%, 06/15/31 ............ GBP 1,638 2,228,460
Bracken MidCo1 plc, 6.75%, (6.75%
Cash or 7.50% PIK), 11/01/27
(c)(p)
. 990 1,344,478
California Buyer Ltd., 5.63%, 02/15/32
(c)
EUR 1,636 1,917,604
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(c)
................ GBP 649 909,406
Connect Finco SARL, 9.00%,
09/15/29
(a)
................ USD 200 210,937
ContourGlobal Power Holdings SA,
5.00%, 02/28/30
(c)
........... EUR 1,399 1,650,476
Deuce Finco plc
(c)
7.00%, 11/20/31 ............ GBP 1,576 2,141,769

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(3-mo. EURIBOR + 3.50%), 5.65%,
11/20/32
(b)
.............. EUR 1,457 $ 1,725,153
Edge Finco plc, 8.13%, 08/15/31
(c)
.. GBP 3,396 4,744,488
EG Global Finance plc, 12.00%,
11/30/28
(a)
................ USD 3,718 3,966,136
Entain plc, 4.88%, 11/30/31
(c)
...... EUR 1,310 1,537,370
Froneri Lux FinCo SARL, 4.75%,
08/01/32
(c)
................ 897 1,019,592
Global Switch Finance BV, 1.38%,
10/07/30
(c)
................ 1,562 1,696,689
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 2,556 3,460,381
Howden UK Refinance plc, 8.13%,
02/15/32
(a)
................ USD 200 191,039
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 ............ EUR 2,899 3,310,452
6.75%, 04/15/30 ............ 558 598,942
Ithaca Energy North Sea plc, 8.13%,
10/15/29
(a)
................ USD 1,572 1,642,836
Jaguar Land Rover Automotive plc,
4.50%, 10/01/27
(a)
........... 200 197,695
Mobico Group plc, 4.88%, 09/26/31
(c)
EUR 3,257 2,907,684
Motion Finco SARL, 7.38%, 06/15/30
(c)
1,382 1,429,448
Ocado Group plc, 11.00%, 06/15/30
(c)
GBP 1,458 2,027,870
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 3,764 4,601,900
Pinewood Finco plc, 6.00%, 03/27/30
(a)
GBP 1,913 2,574,254
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
1,474 2,091,207
Stonegate Pub Co. Financing 2019 plc,
(3-mo. EURIBOR + 6.63%), 8.62%,
07/31/29
(b)(c)
............... EUR 1,805 2,118,292
Stonegate Pub Co. Financing plc,
10.75%, 07/31/29
(c)
.......... GBP 993 1,359,945
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(c)
........... 5,048 4,664,180
Trident Energy Finance plc, 12.50%,
11/30/29
(c)
................. USD 562 599,918
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ GBP 2,173 2,672,667
4.13%, 08/15/30 ............ 3,013 3,649,056
Vmed O2 UK Financing I plc
4.50%, 07/15/31
(c)
........... 1,789 2,094,197
4.75%, 07/15/31
(a)
........... USD 1,625 1,405,782
5.63%, 04/15/32
(c)
........... EUR 634 706,049
6.75%, 01/15/33
(a)
........... USD 200 182,818
Zegona Finance plc
6.75%, 07/15/29
(c)
........... EUR 5,052 6,160,392
115,202,275
United States — 4.1%
Acadia Healthcare Co., Inc.
(a)
5.00%, 04/15/29 ............ USD 100 97,852
7.38%, 03/15/33 ............ 48 49,099
Acrisure LLC
(a)
7.50%, 11/06/30 ............ 100 101,553
6.75%, 07/01/32 ............ 152 149,752
AdaptHealth LLC, 4.63%, 08/01/29
(a)
. 90 87,150
Adient Global Holdings Ltd.
(a)
7.00%, 04/15/28 ............ 100 101,740
7.50%, 02/15/33 ............ 87 88,996
ADT Security Corp. (The)
(a)
4.13%, 08/01/29 ............ 84 80,784
5.88%, 10/15/33 ............ 100 98,515
Advance Auto Parts, Inc.
3.90%, 04/15/30 ............ 100 93,799
7.00%, 08/01/30
(a)
........... 100 103,157
Security
Par (000)
Par (000) Value
United States (continued)
Aethon I LP, (3-mo. CME Term SOFR
at 1.50% Floor + 6.15%), 9.80%,
01/10/27
(a)(b)(d)
.............. USD 5,775 $ 5,774,613
Aethon United BR LP, 7.50%,
10/01/29
(a)
................ 49 51,190
Albertsons Cos., Inc.
(a)
3.50%, 03/15/29 ............ 228 217,430
5.50%, 03/31/31 ............ 98 97,456
5.63%, 03/31/32 ............ 33 32,555
6.25%, 03/15/33 ............ 100 100,887
Alcoa Nederland Holding BV, 7.13%,
03/15/31
(a)
................ 200 205,815
Alexander Funding Trust II, 7.47%,
07/31/28
(a)
................ 2,591 2,726,906
Alliant Holdings Intermediate LLC
(a)
5.88%, 11/01/29 ............ 214 209,779
7.00%, 01/15/31 ............ 151 154,110
7.38%, 10/01/32 ............ 75 73,694
Allied Universal Holdco LLC
4.88%, 06/01/28
(c)
........... GBP 9,939 13,176,699
6.00%, 06/01/29
(a)
........... USD 200 198,453
6.88%, 06/15/30
(a)
........... 235 241,780
Allison Transmission, Inc., 4.75%,
10/01/27
(a)
................ 88 87,842
Ally Financial, Inc.
6.70%, 02/14/33 ............ 53 54,720
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(b)
... 50 49,236
Alpha Generation LLC
(a)
6.75%, 10/15/32 ............ 55 56,332
6.25%, 01/15/34 ............ 147 145,995
AMC Global Media, Inc.
4.25%, 02/15/29
(o)
........... 2,907 2,903,366
4.25%, 02/15/29 ............ 4,079 3,582,087
10.50%, 07/15/32
(a)
.......... 116 119,581
Amentum Holdings, Inc., 7.25%,
08/01/32
(a)
................ 53 54,861
American Airlines Pass-Through Trust,
Series 2025-1, Class B, 5.65%,
11/11/34 .................. 1,994 1,982,336
American Airlines, Inc.
(a)
7.25%, 02/15/28 ............ 118 119,583
5.75%, 04/20/29 ............ 200 200,136
American Axle & Manufacturing, Inc.,
7.75%, 10/15/33
(a)
........... 225 219,674
AmeriGas Partners LP, 9.50%,
06/01/30
(a)
................ 175 186,859
AmWINS Group, Inc., 4.88%,
06/30/29
(a)
................ 157 151,835
Antero Midstream Partners LP
(a)
5.75%, 01/15/28 ............ 108 107,986
5.75%, 10/15/33 ............ 100 99,802
APLD ComputeCo 2 LLC, 6.75%,
03/15/31
(a)
................ 100 99,006
APLD ComputeCo LLC, 9.25%,
12/15/30
(a)
................ 140 150,484
Arches Buyer, Inc., 4.25%, 06/01/28
(a)
120 117,439
Archrock Partners LP, 6.63%,
09/01/32
(a)
................ 120 123,475
Arcosa , Inc., 6.88%, 08/15/32
(a)
.... 21 21,812
Ardagh Group SA
9.50%, 12/01/30
(c)
........... 4,560 4,835,176
12.00%, (12.00% Cash or 7.50%
PIK), 12/01/30
(c)(p)
......... EUR 7,674 7,713,822

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
12.00%, (12.00% Cash or 6.50%
PIK), 12/01/30
(a)(p)
......... USD 7,996 $ 6,930,178
Ardagh Metal Packaging Finance USA
LLC
2.00%, 09/01/28
(c)
........... EUR 1,481 1,682,222
4.00%, 09/01/29
(a)
........... USD 317 296,685
Aretec Group, Inc., 10.00%, 08/15/30
(a)
80 84,728
Arsenal AIC Parent LLC
(a)
8.00%, 10/01/30 ............ 100 104,544
11.50%, 10/01/31 ........... 29 31,373
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ............ 57 56,439
4.63%, 11/15/29
(a)
........... 100 97,321
Ascent Resources Utica Holdings LLC,
5.88%, 06/30/29
(a)
........... 139 139,177
Ashton Woods USA LLC, 6.88%,
08/01/33
(a)
................ 1,294 1,269,650
ATI, Inc., 7.25%, 08/15/30 ........ 199 207,254
Avantor Funding, Inc., 4.63%,
07/15/28
(a)
................ 156 153,752
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
252 245,515
Avient Corp., 7.13%, 08/01/30
(a)
.... 100 101,848
Avis Budget Car Rental LLC
(a)
8.00%, 02/15/31 ............ 110 111,031
8.38%, 06/15/32 ............ 104 104,558
Axalta Coating Systems LLC, 4.75%,
06/15/27
(a)
................ 150 149,316
Axon Enterprise, Inc., 6.13%,
03/15/30
(a)
................ 114 116,567
Azorra Finance Ltd., 6.25%, 02/15/34
(a)
100 95,750
Ball Corp., 6.00%, 06/15/29 ....... 156 158,706
Bath & Body Works, Inc., 6.63%,
10/01/30
(a)
................ 93 94,250
Bausch + Lomb Corp., 8.38%,
10/01/28
(a)
................ 597 616,402
Bausch + Lomb Netherlands BV, (3-mo.
EURIBOR at 0.00% Floor + 3.88%),
6.08%, 01/15/31
(b)(c)
.......... EUR 932 1,102,585
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ USD 788 687,305
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(c)
........... EUR 1,329 1,552,119
10.00%, (10.00% Cash or 10.75%
PIK), 07/15/33
(a)(p)
......... USD 116 124,158
Beignet Investor LLC, 6.58%,
05/30/49
(a)
................ 31,037 32,053,187
Black Pearl Compute LLC, 6.13%,
02/15/31
(a)
................ 39 39,569
Block, Inc.
5.63%, 08/15/30
(a)
........... 124 124,125
6.50%, 05/15/32 ............ 153 155,916
6.00%, 08/15/33
(a)
........... 17 16,967
Blue Racer Midstream LLC, 7.00%,
07/15/29
(a)
................ 90 93,215
Boyd Gaming Corp., 4.75%, 12/01/27 100 99,551
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ 10,181 9,974,665
Breeze Aviation Group, Inc.
(d)(j)(p)
(Acquired 01/26/24, cost
$10,343,265) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28 10,343 10,317,407
Series B,(Acquired 01/26/24, cost
$5,423,686) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28 5,424 5,410,127
Security
Par (000)
Par (000) Value
United States (continued)
Brightstar Lottery plc, 5.25%,
01/15/29
(a)
................ USD 200 $ 199,139
Brink's Co. (The), 4.63%, 10/15/27
(a)
. 100 99,522
Buckeye Partners LP, 4.13%, 12/01/27 59 58,003
Builders FirstSource , Inc., 6.38%,
03/01/34
(a)
................ 231 229,854
CACI International, Inc., 6.38%,
06/15/33
(a)
................ 46 47,060
Caesars Entertainment, Inc.
(a)
6.50%, 02/15/32 ............ 181 175,869
6.00%, 10/15/32 ............ 223 199,860
California Resources Corp., 7.00%,
01/15/34
(a)
................ 2,579 2,631,692
Canpack Group, Inc., 6.00%,
05/15/31
(a)
................ 3,449 3,450,612
Carvana Co., 9.00%, (9.00% Cash or
14.00% PIK), 06/01/31
(a)(p)
...... 209 231,206
CCO Holdings LLC
(a)
5.00%, 02/01/28 ............ 100 98,826
5.38%, 06/01/29 ............ 200 196,772
6.38%, 09/01/29 ............ 155 155,270
4.75%, 03/01/30 ............ 264 250,253
4.25%, 02/01/31 ............ 227 206,176
4.75%, 02/01/32 ............ 1,205 1,078,993
7.00%, 02/01/33 ............ 546 538,210
4.50%, 06/01/33 ............ 57 48,969
7.38%, 02/01/36 ............ 108 105,879
Celanese US Holdings LLC
6.85%, 11/15/28
(q)
........... 44 46,021
7.33%, 07/15/29
(q)
........... 29 30,424
7.00%, 02/15/31 ............ 87 90,523
7.38%, 07/15/32
(b)(q)
.......... 63 66,766
7.38%, 02/15/34 ............ 198 207,303
Centene Corp., 4.25%, 12/15/27 ... 3,798 3,775,838
Century Communities, Inc., 6.63%,
09/15/33
(a)
................ 79 78,603
Charles River Laboratories
International, Inc., 4.25%, 05/01/28
(a)
104 102,126
Chemours Co. (The)
(a)
4.63%, 11/15/29 ............ 100 95,919
8.00%, 01/15/33 ............ 55 56,688
Chobani LLC, 7.63%, 07/01/29
(a)
... 95 98,067
Chord Energy Corp., 6.00%, 10/01/30
(a)
81 82,563
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 25 24,977
4.75%, 01/15/28 ............ 100 99,128
Cinemark USA, Inc., 5.25%, 07/15/28
(a)
100 99,614
Cipher Compute LLC, 7.13%,
11/15/30
(a)
................ 412 427,042
Citigroup, Inc., 5.92%, 12/11/30
(b)
... 9,218 8,812,731
Clarios Global LP
4.75%, 06/15/31
(c)
........... EUR 2,217 2,600,083
6.75%, 09/15/32
(a)
........... USD 142 145,257
Clarivate Science Holdings Corp.,
3.88%, 07/01/28
(a)
........... 125 120,726
Clear Channel Outdoor Holdings, Inc.,
7.88%, 04/01/30
(a)
........... 271 282,151
Clearway Energy Operating LLC,
4.75%, 03/15/28
(a)
........... 108 107,313
Cleveland-Cliffs, Inc.
(a)
6.88%, 11/01/29 ............ 100 101,903
7.38%, 05/01/33 ............ 100 101,063
7.63%, 01/15/34 ............ 267 269,706
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 545 530,643

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
9.00%, 09/30/29 ............ USD 1,924 $ 1,889,147
8.25%, 06/30/32 ............ 1,320 1,254,050
6.63%, 08/15/33 ............ 130 116,436
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(a)
........... 1,911 1,733,900
CNX Resources Corp.
(a)
7.38%, 01/15/31 ............ 30 30,922
7.25%, 03/01/32 ............ 100 104,184
Cogent Communications Group LLC
(a)
7.00%, 06/15/27 ............ 84 83,487
6.50%, 07/01/32 ............ 30 27,820
Commercial Metals Co.
(a)
5.75%, 11/15/33 ............ 24 24,040
6.00%, 12/15/35 ............ 35 34,966
Community Health Systems, Inc.
(a)
6.00%, 01/15/29 ............ 108 107,145
9.75%, 01/15/34 ............ 490 505,391
Comstock Resources, Inc., 6.75%,
03/01/29
(a)
................ 373 371,745
Cooper-Standard Automotive, Inc.,
9.25%, 03/01/31
(a)
........... 200 192,178
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(e)(o)
..................... 894 1,108,560
CoreWeave , Inc.
(a)
9.25%, 06/01/30 ............ 147 148,854
9.00%, 02/01/31 ............ 58 57,632
9.75%, 10/01/31 ............ 14,135 14,216,849
1.75%, 12/01/31
(o)
........... 1,114 1,443,410
1.75%, 10/01/32
(o)
........... 6,398 7,674,401
Credit Acceptance Corp., 6.63%,
03/15/30
(a)
................ 131 130,562
Crescent Energy Finance LLC
(a)
7.63%, 04/01/32 ............ 89 91,641
7.38%, 01/15/33 ............ 2,265 2,318,121
8.38%, 01/15/34 ............ 51 53,937
CrossCountry Intermediate HoldCo
LLC
(a)
6.50%, 10/01/30 ............ 55 54,035
6.75%, 12/01/32 ............ 100 96,658
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 6,480 5,466,169
11.25%, 05/15/28 ........... 1,398 1,136,979
11.75%, 01/31/29 ........... 3,068 2,196,954
Cushman & Wakefield US Borrower
LLC, 6.75%, 05/15/28
(a)
....... 113 113,009
CVR Energy, Inc., 7.88%, 02/15/34
(a)
. 124 124,377
Cyprium Corp., 6.13%, 04/15/31
(a)
.. 112 112,773
Dana Financing Luxembourg SARL,
8.50%, 07/15/31
(c)
........... EUR 2,518 3,100,105
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ 2,050 2,423,512
DaVita, Inc.
(a)
4.63%, 06/01/30 ............ USD 178 172,313
6.88%, 09/01/32 ............ 124 127,992
6.75%, 07/15/33 ............ 102 105,169
Delek Logistics Partners LP
(a)
8.63%, 03/15/29 ............ 90 93,902
7.38%, 06/30/33 ............ 100 103,204
DirecTV Financing LLC
(a)
8.88%, 02/01/30 ............ 308 313,689
10.00%, 02/15/31 ........... 194 201,855
Discovery Communications LLC
5.00%, 09/20/37 ............ 342 259,920
6.35%, 06/01/40 ............ 236 186,461
Security
Par (000)
Par (000) Value
United States (continued)
Discovery Global Holdings, Inc., 3.76%,
03/15/27 ................. USD 9,051 $ 8,974,677
DISH Network Corp., 3.38%, 08/15/26
(o)
1,604 1,547,058
EchoStar Corp.
10.75%, 11/30/29 ........... 545 591,735
6.75%, 11/30/30 ............ 560 568,186
Edgewell Personal Care Co., 4.13%,
04/01/29
(a)
................ 114 108,952
EMRLD Borrower LP, 6.63%,
12/15/30
(a)
................ 155 158,686
Encompass Health Corp., 4.75%,
02/01/30 ................. 100 98,452
Endo Finance Holdings LP, 8.50%,
04/15/31
(a)
................ 66 69,963
Energizer Holdings, Inc., 6.00%,
09/15/33
(a)
................ 78 74,592
Entegris , Inc., 4.75%, 04/15/29
(a)
... 121 120,063
EQT Corp., 7.50%, 06/01/30 ...... 865 939,464
EquipmentShare.com, Inc., 8.63%,
05/15/32
(a)
................ 155 164,388
Fair Isaac Corp.
(a)
4.00%, 06/15/28 ............ 100 97,494
6.00%, 05/15/33 ............ 100 98,622
Fertitta Entertainment LLC, 6.75%,
01/15/30
(a)
................ 211 204,446
Figeac Aero North America,
Inc., (Acquired 07/16/25, cost
$7,621,252), 7.79%, 07/23/30
(c)(d)(j)
EUR 6,550 7,562,871
First Citizens BancShares , Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 11,287 11,080,281
FirstCash , Inc., 6.88%, 03/01/32
(a)
.. 109 111,712
Five Point Operating Co. LP, 8.00%,
10/01/30
(a)
................ 497 509,630
FLYR - Secured Note, (1M Sofr at
0.50% Floor + 5.00%), 10.00%,
05/10/27
(b)(d)
............... 4,710 —
Focus Financial Partners LLC, 6.75%,
09/15/31
(a)
................ 100 101,734
Ford Motor Credit Co. LLC
6.95%, 06/10/26 ............ 3,506 3,507,425
4.54%, 08/01/26 ............ 1,396 1,395,817
5.13%, 11/05/26 ............ 2,822 2,829,267
4.27%, 01/09/27 ............ 2,830 2,818,921
Freedom Mortgage Holdings LLC
(a)
6.88%, 05/01/31 ............ 159 153,369
9.13%, 05/15/31 ............ 100 103,577
7.88%, 04/01/33 ............ 124 120,889
Frontier Communications Holdings
LLC
(a)
6.75%, 05/01/29 ............ 3,740 3,740,000
6.00%, 01/15/30 ............ 700 703,866
8.75%, 05/15/30 ............ 9,313 9,528,084
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 7,885 8,121,550
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 5,085 5,243,906
FS KKR Capital Corp., 6.13%, 01/15/30 218 211,241
FTAI Aviation Investors LLC
(a)
5.50%, 05/01/28 ............ 82 81,966
7.88%, 12/01/30 ............ 123 129,147
Full House Resorts, Inc., 8.25%,
02/15/28
(a)
................ 262 248,378
Gap, Inc. (The), 3.63%, 10/01/29
(a)
.. 100 94,348

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ USD 110 $ 110,454
6.25%, 04/01/33 ............ 126 122,786
Genesis Energy LP
7.88%, 05/15/32 ............ 108 113,225
8.00%, 05/15/33 ............ 95 100,011
GEO Group, Inc. (The), 8.63%,
04/15/29 ................. 115 119,649
GFL Environmental, Inc.
(a)
4.75%, 06/15/29 ............ 95 93,877
4.38%, 08/15/29 ............ 174 170,211
Global Medical Response, Inc., 7.38%,
10/01/32
(a)
................ 100 104,244
Global Partners LP, 8.25%, 01/15/32
(a)
63 66,140
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(a)
................ 100 93,450
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 ............ 11 10,938
5.25%, 07/15/31 ............ 145 131,801
5.63%, 04/30/33 ............ 81 72,635
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ 1,734 433,496
5.50%, 05/01/28 ............ 1,300 994,691
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(a)
................ 21,835 21,244,589
Graphic Packaging International LLC,
6.38%, 07/15/32
(a)
........... 100 99,804
Gray Media, Inc.
(a)
9.63%, 07/15/32 ............ 210 213,510
7.25%, 08/15/33 ............ 65 66,186
Group 1 Automotive, Inc., 4.00%,
08/15/28
(a)
................ 100 97,362
GS Finance Corp.
(b)
5.95%, 01/15/31 ............ 24,290 23,033,235
6.11%, 02/17/31 ............ 10,993 10,696,893
7.35%, 02/17/31 ............ 22,832 22,288,553
Harvest Midstream I LP, 7.50%,
09/01/28
(a)
................ 129 129,850
Herc Holdings, Inc.
(a)
7.00%, 06/15/30 ............ 211 219,519
7.25%, 06/15/33 ............ 100 104,723
Hess Midstream Operations LP
(a)
6.50%, 06/01/29 ............ 70 71,720
5.50%, 10/15/30 ............ 110 110,051
Hilcorp Energy I LP
(a)
6.25%, 11/01/28 ............ 80 80,423
6.00%, 02/01/31 ............ 100 98,830
7.25%, 02/15/35 ............ 125 127,486
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/29
(a)
........... 355 359,883
Hilton Grand Vacations Borrower LLC
(a)
5.00%, 06/01/29 ............ 103 99,679
4.88%, 07/01/31 ............ 71 65,705
HLF Financing SARL LLC, 4.88%,
06/01/29
(a)
................ 200 188,062
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 38,780 37,810,500
Howard Hughes Corp. (The), 4.13%,
02/01/29
(a)
................ 127 122,282
Howard Midstream Energy Partners
LLC
(a)
7.38%, 07/15/32 ............ 16 16,684
6.63%, 01/15/34 ............ 55 55,951
HUB International Ltd., 7.25%,
06/15/30
(a)
................ 459 474,822
Security
Par (000)
Par (000) Value
United States (continued)
Huntsman International LLC, 4.50%,
05/01/29 ................. USD 97 $ 92,896
iHeartCommunications , Inc., 7.75%,
08/15/30
(a)
................ 225 216,563
Infinity Natural Resources LLC, 7.63%,
04/01/31
(a)
................ 1,490 1,515,190
Ingram Micro, Inc., 4.75%, 05/15/29
(a)
123 120,867
ION Platform Finance US, Inc.
(a)
5.75%, 05/15/28 ............ 2,000 1,870,638
7.88%, 09/30/32 ............ 400 310,850
IQVIA, Inc., 5.00%, 10/15/26
(a)
..... 200 199,997
Iron Mountain, Inc.
5.25%, 03/15/28
(a)
........... 268 267,756
4.88%, 09/15/29
(a)
........... 100 98,619
5.25%, 07/15/30
(a)
........... 155 153,396
4.75%, 01/15/34
(c)
........... EUR 2,020 2,294,360
4.75%, 01/15/34
(c)
........... 351 398,674
ITT Holdings LLC, 6.50%, 08/01/29
(a)
USD 107 105,479
J&F Luxembourg Finance SARL,
8.50%, 12/01/32
(a)
........... 298 305,083
Jane Street Group
(a)
4.50%, 11/15/29 ............ 153 148,596
7.13%, 04/30/31 ............ 214 221,869
Jefferies Finance LLC, 6.63%,
10/15/31
(a)
................ 200 195,150
JetBlue Airways Corp., 9.88%,
09/20/31
(a)
................ 254 236,568
JetBlue Pass-Through Trust, Series
2019-1, Class AA, 2.75%, 05/15/32 950 839,040
Jose Andres Group 1L Notes, 10.00%,
11/14/32
(d)
................ 7,163 5,363,654
KeHE Distributors LLC, 9.00%,
02/15/29
(a)
................ 100 104,531
KFC Holding Co., 4.75%, 06/01/27
(a)
. 39 38,930
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
129 131,592
King US Bidco, Inc., (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.45%,
12/01/32
(b)(c)
............... EUR 2,070 2,446,415
Kodiak Gas Services LLC, 5.88%,
04/01/31
(a)
................ USD 135 135,981
Kohl's Corp., 5.13%, 05/01/31
(q)
.... 137 112,046
Kronos International, Inc., 9.50%,
03/15/29
(c)
................ EUR 1,259 1,357,222
Lamar Media Corp., 4.88%, 01/15/29 USD 114 113,189
Lamb Weston Holdings, Inc., 4.38%,
01/31/32
(a)
................ 100 94,185
LCM Investments Holdings II LLC,
8.25%, 08/01/31
(a)
........... 107 112,091
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 12.16%, 01/05/28
(a)(b)(d)(f)(n)
20,713 15,595,140
Level 3 Financing, Inc.
(a)
6.88%, 06/30/33 ............ 324 334,378
8.50%, 01/15/36 ............ 2,941 3,149,844
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 3,769 3,612,072
LifePoint Health, Inc.
(a)
9.88%, 08/15/30 ............ 165 174,932
8.38%, 02/15/32 ............ 100 104,920
7.00%, 05/01/34 ............ 31 30,227
Light & Wonder International, Inc.,
7.50%, 09/01/31
(a)
........... 124 129,230
Lithia Motors, Inc.
(a)
4.63%, 12/15/27 ............ 84 83,603
5.50%, 10/01/30 ............ 86 85,544
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(a)
................ 172 168,676
Madison IAQ LLC, 4.13%, 06/30/28
(a)
12 11,833

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Magnera Corp., 7.25%, 11/15/31
(a)
.. USD 186 $ 174,149
Marriott Ownership Resorts, Inc.,
6.50%, 10/01/33
(a)
........... 110 105,770
Matador Resources Co., 6.50%,
04/15/32
(a)
................ 100 102,116
Match Group Holdings II LLC
(a)
5.00%, 12/15/27 ............ 10 9,969
6.13%, 09/15/33 ............ 121 119,553
Mauser Packaging Solutions Holding
Co., 9.25%, 04/15/30
(a)
........ 298 284,012
McGraw-Hill Education, Inc.
(a)
5.75%, 08/01/28 ............ 100 99,241
7.38%, 09/01/31 ............ 56 57,861
Medline Borrower LP
(a)
3.88%, 04/01/29 ............ 100 97,156
5.25%, 10/01/29 ............ 195 194,066
Meridian Arc Holdco LLC, 6.25%,
04/30/31
(a)
................ 11,396 11,393,406
MGM Resorts International
5.50%, 04/15/27 ............ 100 100,141
6.13%, 09/15/29 ............ 100 101,312
6.50%, 04/15/32 ............ 345 349,364
Michaels Cos., Inc. (The), 8.50%,
03/15/33
(a)
................ 262 258,738
Millrose Properties, Inc., 6.38%,
08/01/30
(a)
................ 134 135,710
MKS, Inc., 4.25%, 02/15/34
(c)
...... EUR 4,103 4,647,299
Molina Healthcare, Inc.
(a)
6.50%, 02/15/31 ............ USD 148 150,582
3.88%, 05/15/32 ............ 73 65,523
Morgan Stanley Finance LLC, 6.07%,
05/08/31
(a)(b)
............... EUR 43,115 50,601,920
MPT Operating Partnership LP, 7.00%,
02/15/32
(c)
................ 1,467 1,738,805
NCL Corp. Ltd.
(a)
6.75%, 02/01/32 ............ USD 254 252,754
6.25%, 09/15/33 ............ 43 41,617
NCL Finance Ltd., 6.13%, 03/15/28
(a)
88 89,280
NCR Atleos Corp., 9.50%, 04/01/29
(a)
4,178 4,444,795
NCR Voyix Corp., 5.00%, 10/01/28
(a)
. 100 97,925
Neptune Bidco US, Inc.
(a)
10.38%, 05/15/31 ........... 116 119,709
9.50%, 02/15/33 ............ 302 302,239
New Generation Gas Gathering LLC,
(3-mo. CME Term SOFR at 2.00%
Floor + 5.25%), 10.34%, 09/30/29
(a)
(b)(d)
..................... 16,805 16,910,600
Newell Brands, Inc.
8.50%, 06/01/28
(a)
........... 212 221,533
6.63%, 05/15/32 ............ 113 109,698
Nexstar Media, Inc.
(a)
6.50%, 09/15/33 ............ 100 100,769
7.25%, 04/15/34 ............ 124 124,792
Nissan Motor Acceptance Co. LLC
(a)
5.63%, 09/29/28 ............ 122 121,321
6.13%, 09/30/30 ............ 158 155,612
Noble Finance II LLC, 8.00%,
04/15/30
(a)
................ 63 65,524
Nordstrom, Inc., 4.38%, 04/01/30 ... 94 89,325
Northern Oil & Gas, Inc., 7.88%,
10/15/33
(a)
................ 1,338 1,386,696
Novelis Corp.
(a)
4.75%, 01/30/30 ............ 129 123,356
6.88%, 01/30/30 ............ 80 82,018
Security
Par (000)
Par (000) Value
United States (continued)
NRG Energy, Inc.
(a)
5.25%, 06/15/29 ............ USD 281 $ 279,957
5.75%, 07/15/29 ............ 28 27,987
6.00%, 02/01/33 ............ 129 129,998
6.25%, 11/01/34 ............ 173 175,012
OAK-Eagle Acquireco , Inc.
6.25%, 07/01/33
(c)
........... EUR 4,645 5,608,184
7.25%, 07/01/33
(a)
........... USD 276 284,395
OI European Group BV, 4.75%,
02/15/30
(a)
................ 59 54,779
Olin Corp., 5.63%, 08/01/29 ....... 100 99,328
Olympus Water US Holding Corp.
7.25%, 06/15/31
(a)
........... 200 201,186
6.13%, 02/15/33
(c)
........... EUR 2,379 2,752,638
7.25%, 02/15/33
(a)
........... USD 201 196,466
OneMain Finance Corp., 7.13%,
11/15/31 .................. 500 507,025
Osaic Holdings, Inc., 6.75%, 08/01/32
(a)
100 101,569
Outfront Media Capital LLC, 5.00%,
08/15/27
(a)
................ 12 11,982
Owens-Brockway Glass Container, Inc.,
7.25%, 05/15/31
(a)
........... 119 113,724
Palomino Funding Trust I, 7.23%,
05/17/28
(a)
................ 665 692,903
Panther Escrow Issuer LLC, 7.13%,
06/01/31
(a)
................ 248 249,161
Paramount Global, (3-mo. SOFR +
4.16%), 6.25%, 02/28/57
(b)
..... 149 106,449
Park Intermediate Holdings LLC
(a)
5.88%, 10/01/28 ............ 183 182,562
7.00%, 02/01/30 ............ 38 38,796
Penn Entertainment, Inc., 6.75%,
04/01/31
(a)
................ 100 99,175
PennyMac Financial Services, Inc.
(a)
7.13%, 11/15/30 ............ 120 121,578
5.75%, 09/15/31 ............ 100 95,165
6.88%, 02/15/33 ............ 99 97,352
6.75%, 02/15/34 ............ 100 96,783
Performance Food Group, Inc.
(a)
4.25%, 08/01/29 ............ 100 96,950
6.13%, 09/15/32 ............ 100 101,367
Permian Resources Operating LLC
(a)
5.88%, 07/01/29 ............ 211 211,171
7.00%, 01/15/32 ............ 12 12,483
Perrigo Finance Unlimited Co., 6.13%,
09/30/32 ................. 108 101,625
PetSmart LLC, 10.00%, 09/15/33
(a)
.. 250 252,519
Pilgrim's Pride Corp., 4.25%, 04/15/31 100 96,114
Pioneer Midco LLC, 10.50%, 11/18/30
(a)
(b)(d)
..................... 18,482 18,459,815
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
6,234 6,230,676
Post Holdings, Inc.
(a)
4.50%, 09/15/31 ............ 100 94,014
6.25%, 02/15/32 ............ 91 92,738
6.38%, 03/01/33 ............ 119 118,953
6.50%, 03/15/36 ............ 96 95,369
PRA Group Europe Holding II SARL,
6.25%, 09/30/32
(c)
........... EUR 1,000 1,151,842
Primo Water Holdings, Inc., 4.38%,
04/30/29
(a)
................ USD 100 97,590
Qnity Electronics, Inc., 5.75%,
08/15/32
(a)
................ 52 52,500
Quikrete Holdings, Inc., 6.38%,
03/01/32
(a)
................ 290 294,576
QXO Building Products, Inc., 6.75%,
04/30/32
(a)
................ 131 133,625

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
RD Michigan Property Owner I LLC,
7.50%, 03/30/45
(a)
........... USD 4,820 $ 4,819,031
Resorts World Las Vegas LLC, 4.63%,
04/16/29
(a)
................ 200 178,500
RHP Hotel Properties LP
(a)
4.50%, 02/15/29 ............ 113 111,088
5.75%, 03/15/34 ............ 113 112,323
ROBLOX Corp., 3.88%, 05/01/30
(a)
.. 78 73,881
Rocket Cos., Inc.
(a)
6.50%, 08/01/29 ............ 205 208,831
7.13%, 02/01/32 ............ 111 114,732
6.38%, 08/01/33 ............ 146 147,781
Rocket Software, Inc., 9.00%,
11/28/28
(a)
................ 138 137,317
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(a)
................ 100 98,632
Ryan Specialty LLC, 5.88%, 08/01/32
(a)
100 99,985
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(a)
................ 1,504 1,543,883
Sabre GLBL, Inc., 10.75%, 11/15/29
(a)
838 729,638
Schneider Electric SE, 1.25%,
09/23/33
(c)(o)
............... EUR 3,900 4,907,789
SCIH Salt Holdings, Inc., 4.88%,
05/01/28
(a)
................ USD 113 111,893
Scotts Miracle-Gro Co. (The), 4.50%,
10/15/29 ................. 70 68,604
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ 5,827 6,089,704
8.50%, 07/15/31 ............ 3,179 3,329,933
9.63%, 12/01/32 ............ 5,055 5,621,777
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 1,431 1,389,541
Sensata Technologies, Inc., 4.38%,
02/15/30
(a)
................ 128 124,104
Service Corp. International
4.63%, 12/15/27 ............ 100 99,268
5.13%, 06/01/29 ............ 84 83,831
Service Properties Trust
0.00%, 09/30/27
(a)(e)
.......... 4,092 3,759,851
4.38%, 02/15/30 ............ 199 179,131
8.88%, 06/15/32 ............ 8,982 9,217,221
Shift4 Payments LLC
6.75%, 08/15/32
(a)
........... 60 59,882
5.50%, 05/15/33
(c)
........... EUR 4,991 5,618,727
Sirius XM Radio LLC
(a)
5.00%, 08/01/27 ............ USD 353 351,984
4.00%, 07/15/28 ............ 100 97,111
4.13%, 07/01/30 ............ 110 102,354
Six Flags Entertainment Corp.
5.25%, 07/15/29 ............ 100 96,205
7.25%, 05/15/31
(a)
........... 100 98,600
8.63%, 01/15/32
(a)
........... 946 961,752
SK Invictus Intermediate II SARL,
5.00%, 10/30/29
(a)
........... 34 33,504
SM Energy Co.
(a)
5.00%, 10/15/26 ............ 2,792 2,789,714
6.75%, 08/01/29 ............ 792 812,431
8.63%, 11/01/30 ............ 2,265 2,395,860
7.00%, 08/01/32 ............ 100 102,652
6.63%, 04/15/34 ............ 118 119,631
Smyrna Ready Mix Concrete LLC
(a)
6.00%, 11/01/28 ............ 110 109,910
8.88%, 11/15/31 ............ 85 89,000
Snap, Inc., 6.88%, 03/15/34
(a)
..... 226 218,739
Security
Par (000)
Par (000) Value
United States (continued)
Solaris Energy Infrastructure, Inc.,
0.25%, 10/01/31
(o)
........... USD 14,279 $ 21,811,173
Solstice Advanced Materials, Inc.,
5.63%, 09/30/33
(a)
........... 18 17,904
Somnigroup International, Inc., 4.00%,
04/15/29
(a)
................ 98 94,803
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(f)(n)(p)
25,670 —
Sonic Automotive, Inc., 4.88%,
11/15/31
(a)
................ 100 96,147
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(f)(n)
............. 134 129,163
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 1,608 1,501,486
Series 2017-1A,Class A, 3.65%,
02/15/30
(f)(n)
............. 4,221 3,855,866
SS&C Technologies, Inc., 5.50%,
09/30/27
(a)
................ 160 159,860
Stagwell Global LLC, 5.63%, 08/15/29
(a)
126 119,858
Standard Building Solutions, Inc.
(a)
6.50%, 08/15/32 ............ 127 128,255
6.25%, 08/01/33 ............ 177 176,886
Standard Industries, Inc., 4.75%,
01/15/28
(a)
................ 50 49,712
Starwood Property Trust, Inc.
(a)
5.25%, 10/15/28 ............ 22 21,895
6.00%, 04/15/30 ............ 41 41,479
6.50%, 07/01/30 ............ 136 139,338
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)(b)(q)
.............. 12,505 11,817,225
Station Casinos LLC, 4.50%,
02/15/28
(a)
................ 100 98,445
Stem, Inc., 0.50%, 12/01/28
(a)(o)
.... 749 294,207
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 1,308 1,357,272
Stonex Escrow Issuer LLC, 6.88%,
07/15/32
(a)
................ 92 95,123
Suburban Propane Partners LP, 5.00%,
06/01/31
(a)
................ 11 10,561
Sunoco LP
(a)
7.00%, 09/15/28 ............ 143 146,406
4.50%, 10/01/29 ............ 223 218,539
5.38%, 07/15/31 ............ 100 99,531
7.25%, 05/01/32 ............ 143 149,768
SV RNO Property Owner 1 LLC,
5.88%, 03/01/31
(a)
........... 249 244,306
Sword Purchaser LLC, 8.25%,
04/15/33
(a)
................ 100 102,316
Synchrony Financial, 7.25%, 02/02/33 100 103,667
Talen Energy Supply LLC, 6.25%,
02/01/34
(a)
................ 116 115,134
Tallgrass Energy Partners LP
(a)
5.50%, 01/15/28 ............ 42 41,899
7.38%, 02/15/29 ............ 113 116,416
6.00%, 12/31/30 ............ 100 100,530
Taylor Morrison Communities, Inc.,
5.13%, 08/01/30
(a)
........... 100 99,596
Teleflex, Inc., 4.25%, 06/01/28
(a)
.... 29 28,579
Tenet Healthcare Corp.
4.63%, 06/15/28 ............ 434 430,659
6.13%, 06/15/30 ............ 215 216,278
Tenneco, Inc., 8.00%, 11/17/28
(a)
... 168 169,996
Terex Corp., 6.25%, 10/15/32
(a)
.... 92 93,506

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Texas Capital Bancshares, Inc.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.15%), 4.00%, 05/06/31 .... USD 7,458 $ 7,455,310
(1-day SOFR + 1.94%), 5.30%,
02/27/32 ............... 4,288 4,253,424
TopBuild Corp., 3.63%, 03/15/29
(a)
.. 52 51,687
TransDigm, Inc.
6.75%, 08/15/28
(a)
........... 260 263,512
4.63%, 01/15/29 ............ 100 98,677
4.88%, 05/01/29 ............ 47 46,447
6.88%, 12/15/30
(a)
........... 100 103,061
7.13%, 12/01/31
(a)
........... 231 239,378
6.63%, 03/01/32
(a)
........... 68 69,883
6.38%, 05/31/33
(a)
........... 422 425,245
Transocean International Ltd.
(a)
8.25%, 05/15/29 ............ 1,381 1,433,859
7.88%, 10/15/32 ............ 108 115,727
Travel + Leisure Co., 6.63%, 07/31/26
(a)
245 245,053
UKG, Inc., 6.88%, 02/01/31
(a)
...... 160 155,730
United Airlines Holdings, Inc., 4.88%,
03/01/29 ................. 158 155,640
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 677 648,856
United Rentals North America, Inc.
3.88%, 11/15/27 ............ 114 112,477
4.88%, 01/15/28 ............ 187 186,670
3.75%, 01/15/32 ............ 121 112,307
United Wholesale Mortgage LLC
(a)
5.75%, 06/15/27 ............ 91 90,621
5.50%, 04/15/29 ............ 534 509,519
Uniti Group LP, 4.75%, 04/15/28
(a)
... 223 222,145
Uniti Services LLC, 7.50%, 10/15/33
(a)
775 815,963
Univision Communications, Inc.
(a)
7.38%, 06/30/30 ............ 100 99,905
8.50%, 07/31/31 ............ 103 104,535
9.38%, 08/01/32 ............ 116 120,042
8.88%, 04/15/33 ............ 96 96,523
US Foods, Inc.
(a)
6.88%, 09/15/28 ............ 97 99,049
4.75%, 02/15/29 ............ 100 98,911
USA Compression Partners LP, 7.13%,
03/15/29
(a)
................ 155 160,182
UWM Holdings LLC, 6.25%, 03/15/31
(a)
144 133,539
Vail Resorts, Inc., 5.63%, 07/15/30
(a)
. 100 99,404
Valaris Ltd., 8.38%, 04/30/30
(a)
..... 112 116,790
Venture Global Calcasieu Pass LLC
(a)
3.88%, 08/15/29 ............ 124 118,786
6.25%, 01/15/30 ............ 101 103,949
Venture Global LNG, Inc.
(a)
8.13%, 06/01/28 ............ 241 246,596
9.50%, 02/01/29 ............ 284 309,948
7.00%, 01/15/30 ............ 1,584 1,629,347
9.88%, 02/01/32 ............ 100 107,286
Venture Global Plaquemines LNG
LLC
(a)
6.13%, 12/15/30 ............ 247 254,726
7.50%, 05/01/33 ............ 131 145,274
6.50%, 06/15/34 ............ 149 155,918
7.75%, 05/01/35 ............ 89 100,100
Viasat , Inc., 5.63%, 04/15/27
(a)
..... 256 255,384
Viking Cruises Ltd., 7.00%, 02/15/29
(a)
56 56,150
Vistra Operations Co. LLC
(a)
5.00%, 07/31/27 ............ 100 99,982
Security
Par (000)
Par (000) Value
United States (continued)
7.75%, 10/15/31 ............ USD 100 $ 104,873
VoltaGrid LLC, 7.38%, 11/01/30
(a)
... 4,163 4,320,869
Voyager Parent LLC, 9.25%, 07/01/32
(a)
114 121,232
Wand NewCo 3, Inc., 7.63%,
01/30/32
(a)
................ 147 153,032
Wayfair LLC, 7.75%, 09/15/30
(a)
.... 208 215,817
WBI Operating LLC, 6.25%, 10/15/30
(a)
107 108,488
Weekley Homes LLC, 4.88%,
09/15/28
(a)
................ 68 66,486
WESCO Distribution, Inc.
(a)
6.38%, 03/15/29 ............ 175 178,445
6.38%, 03/15/33 ............ 100 103,289
Whirlpool Corp., 6.50%, 06/15/33 ... 170 162,820
Williams Scotsman, Inc., 6.63%,
06/15/29
(a)
................ 150 153,963
Windstream Services LLC, 8.25%,
10/01/31
(a)
................ 169 178,751
WR Grace Holdings LLC
(a)
6.63%, 08/15/32 ............ 100 99,258
7.00%, 08/01/33 ............ 60 59,600
WULF Compute LLC, 7.75%,
10/15/30
(a)
................ 155 162,904
Wynn Resorts Finance LLC
(a)
5.13%, 10/01/29 ............ 100 99,336
7.13%, 02/15/31 ............ 39 41,278
Xerox Corp., 10.25%, 10/15/30
(a)
... 7,933 6,624,055
XPLR Infrastructure Operating Partners
LP
(a)
8.38%, 01/15/31 ............ 125 133,571
8.63%, 03/15/33 ............ 161 172,530
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
148 146,560
Zayo Group Holdings, Inc., 6.25%,
(6.25% Cash or 0.50% PIK),
03/09/30
(a)(b)(p)
.............. 122 122,318
710,177,099
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat ,
6.70%, 10/17/28
(a)
........... 499 512,722
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%, 05/07/29
(c)
........... 435 429,104
Total Corporate Bonds — 9.0%
(Cost: $1,781,410,515) ........................... 1,552,521,755
Fixed Rate Loan Interests
France — 0.0%
Atos SE, 1st Lien Term Loan,
9.00% 12/17/29 ............. EUR 5,448 6,517,548
United States — 0.1%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... USD 18,600 18,672,823
Total Fixed Rate Loan Interests — 0.1%
(Cost: $24,464,616) .............................. 25,190,371

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Austria — 0.0%
Innio Group Holding GmbH, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.52%
,
 11/03/31
(b)
........... EUR 1,000 $ 1,178,180
Belgium — 0.0%
United Petfood Finance BV, 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 2.25%),
4.40%
,
 02/26/32
(b)
........... 4,978 5,856,480
Canada — 0.0%
(b)
Bausch + Lomb Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.40%
,
 01/15/31 ............ USD 4,162 4,181,623
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.14%
,
 01/28/32 ...... EUR 3,000 3,541,477
7,723,100
Finland — 0.0%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7, (3-mo.
EURIBOR at 0.00% Floor + 3.40%),
5.53%
,
 08/05/31
(b)
........... 3,188 3,764,611
France — 0.2%
(b)
Areas Worldwide SA, Facility 1st
Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.64%
,
 12/31/29 ............ 3,199 3,699,796
Argent Bidco SAS, Facility 1st Lien
Term Loan B, 11/22/32
(s)
....... 1,000 1,179,096
Betclic Everest Group, Facility 1st
Lien Term Loan B2, (EUR0012M
at 0.00% Floor + 3.00%),
5.25%
,
 12/09/31 ............ 5,235 6,139,386
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B5, (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.13%
,
 02/27/30 ............ 1,941 2,279,696
Holding Socotec , Facility 1st Lien Term
Loan B6, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.13%
,
 06/02/31 . 1,955 2,303,090
Kersia International SAS, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.63%
,
 12/23/30 . 1,884 2,209,786
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
7.53%
,
 12/29/28 ............ 2,752 3,197,905
Parts Europe SA, 1st Lien Term Loan
B, 02/06/31
(s)
............... 1,000 1,180,798
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.99%
,
 02/03/31 . 4,296 5,072,670
Ramsay Generale De Sante SA,
Facility 1st Lien Term Loan B5,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.44%
,
 08/13/31 ...... 3,000 3,509,753
Security
Par (000)
Par (000) Value
France (continued)
Talbot Participation SAS, 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.13%
,
 07/07/32 . EUR 3,360 $ 3,959,908
ZF Invest, 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
3.75%
,
 07/12/33 ............ 2,000 2,351,713
37,083,597
Germany — 0.2%
(b)
Aenova Holding GmbH, Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.01%
,
 08/22/31 ............ 2,660 3,136,839
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
 12/10/32 ............ 7,377 8,682,505
Node AcquiCo GmbH, 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.67%
,
 12/08/32 . 5,000 5,878,989
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.11%
,
 10/31/28 ....... 1,000 1,161,913
Schoen Klinik SE, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.13%
,
 01/13/31 . 2,667 3,147,354
Sgb -Smit Midco GmbH, Facility 1st Lien
Term Loan B, 03/10/33
(s)
....... 1,000 1,179,765
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.15%
,
 04/30/30 ............ 4,448 5,231,486
28,418,851
Ireland — 0.0%
Applegreen Ltd., Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.65%
,
 01/26/32
(b)
2,272 2,682,712
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)(p)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.17% (10.17% Cash or
10.17% PIK), 07/06/27 ...... 9,386 8,234,638
(6-mo. GBP SONIA at 0.00% Floor +
8.00%), 11.97% (11.97% Cash or
11.97% PIK), 06/08/29 ...... GBP 5,846 5,767,218
14,001,856
Luxembourg — 0.3%
(b)
Albion Financing 3 SARL, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.20%
,
 05/21/31 . EUR 1,000 1,178,838
Althea Acquisition Bidco SARL, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
3.50% - 5.37%
,
 01/20/33 ...... 3,000 3,525,351
Atlas Luxco 4 SARL, 1st Lien Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.64%
,
 08/20/32 . 2,065 2,438,965
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.90%
,
 08/06/29 ............ 1,860 2,188,447

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Froneri International Ltd., 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.90%
,
 09/30/31 . EUR 2,350 $ 2,753,085
Froneri International Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.90%
,
 09/30/32 ............ 4,035 4,726,449
Garfunkelux Holdco 3 SA, 1st Lien
Term Loan B, (12-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
6.88%
,
 06/01/32 ............ 8,708 9,861,916
ION Platform Finance SARL, 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.13%
,
 10/07/32 ............ 4,112 3,862,114
Loire Finco Luxembourg SARL, 1st
Lien Term Loan B4, (EUR0012M
at 0.00% Floor + 3.75%),
6.00%
,
 01/21/30 ............ 1,000 1,175,540
LSF12 Pillar Investments SARL, 1st
Lien Term Loan B, (EUR0012M +
3.75%), 6.61%
,
 04/29/33 ...... 2,000 2,335,564
NJJ Continental SA, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.61%
,
 01/26/32 ............ 2,085 2,456,363
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.39%
,
 02/26/29 ............ 4,103 4,855,083
Speed Midco 3 SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.24%
,
 10/07/32 ............ 4,779 5,546,455
Summer BC Holdco B SARL, Facility
1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor +
5.00%), 8.96%
,
 02/15/29 ...... USD 997 836,930
Syntegon Topco GmbH, 1st Lien Term
Loan B, (EUR0012M at 0.00% Floor
+ 3.50%), 5.73%
,
 12/29/32 ..... EUR 2,000 2,353,168
50,094,268
Netherlands — 0.4%
(b)
Accell Group Holdings BV, 1st Lien
Term Loan, (3-mo. EURIBOR +
7.00%), 9.08% (9.08% Cash or
9.53% PIK),  02/09/28
(d)(p)
....... 4,092 1,402,443
Median BV, 1st Lien Term Loan B3,
(3-mo. EURIBOR at 0.00% Floor +
5.25%), 7.39%
,
 10/14/30 ...... 6,355 7,374,109
Nobian Finance BV, 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 3.40%), 5.84%
,
 07/01/30 . 4,316 4,962,503
Peer Holding III BV, 1st Lien Term Loan
B6B, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.88%
,
 07/01/31 . 6,000 7,060,984
VDK Groep BV, Facility 1st Lien Term
Loan B1, (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.26%
,
 02/18/32 . 1,000 1,180,985
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 5.00%
,
 01/31/29 ..... 39,843 46,093,792
68,074,816
Security
Par (000)
Par (000) Value
New Zealand — 0.1%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
 11/05/31
(b)
..... GBP 8,500 $ 9,513,344
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.01%
,
 06/14/32
(b)
........... EUR 2,055 2,407,457
Spain — 0.1%
(b)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.10%
,
 02/27/30 ............ 4,818 5,590,451
Cervantes Bidco SL, Facility 1st Lien
Term Loan B2, (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.02%
,
 12/03/31
(c)
........... 1,708 2,005,972
Dycom Industries, Inc., 1st Lien Term
Loan B, 02/18/33
(s)
........... 1,200 1,408,577
Seashell Bidco SL, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.50%
,
 12/15/32 ..... 1,243 1,460,502
10,465,502
Sweden — 0.1%
(b)
Eleda Management AB, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.63%
,
 04/03/31 ............ 2,167 2,563,046
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.38%
,
 08/29/31 ............ 4,000 4,650,612
Quimper AB, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.12%
,
 03/29/30 . 1,043 1,224,237
Verisure Holding AB, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.28%
,
 10/25/32 . 3,000 3,527,921
11,965,816
United Kingdom — 0.4%
(b)
Allwyn International AG, Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.01%
,
 03/22/32 ............ 3,385 3,979,003
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.49%
,
 05/12/31 ............ 4,819 5,156,370
Belron Uk Finance plc, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.27%
,
 10/16/31 . 2,627 3,089,195
Boots Group Bidco Ltd. (The), 1st Lien
Term Loan, (Daily SONIA at 0.00%
Floor + 4.50%), 8.23%
,
 08/30/32 . GBP 4,377 5,980,225
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ 3,389 4,613,558
Edge Finco plc, Facility 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.03%
,
 08/22/31 . EUR 1,905 2,239,074

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
EG Finco Ltd., 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.50%), 5.51%
,
 02/10/31 ...... EUR 2,000 $ 2,344,131
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.64%
,
 06/30/28 ............ 1,227 1,450,847
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.51%
,
 06/23/31 . 4,360 4,863,070
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.51%
,
 04/03/29 ............ 5,050 5,522,291
Inspired Finco Holdings Ltd., Facility
1st Lien Term Loan B8, (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.01%
,
 02/28/31 ............ 3,458 4,064,554
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan, (Daily
SONIA at 0.00% Floor + 9.38%),
9.38%
,
 10/31/29
(d)
........... GBP 2,928 3,785,411
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.51%
,
 11/04/30 . EUR 1,705 1,986,943
Market Bidco Ltd., Facility 1st Lien Term
Loan B4, (Daily SONIA at 0.00%
Floor + 5.25%), 5.36%
,
 11/04/30 . GBP 1,596 2,146,239
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.38%
,
 03/25/31 ............ EUR 8,072 9,465,039
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.43%),
6.55%
,
 07/10/31 ............ 3,000 3,195,262
OCS Group Holding Ltd., Facility
1st Lien Term Loan B5, (Daily
SONIA at 0.00% Floor + 5.25%),
5.25%
,
 11/28/31 ............ GBP 3,810 5,164,370
Platform Bidco Ltd., Facility 1st Lien
Term Loan B6, (6-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.50%
,
 09/30/31 ............ EUR 1,000 1,155,001
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 2.25%),
4.39%
,
 07/17/29 ............ 3,226 3,800,220
74,000,803
United States — 1.4%
(b)
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.90%
,
 08/20/32 ............ USD 2,619 2,625,850
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 10.53%
,
 12/21/27
(d)
9,955 9,705,684
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
 02/01/30 . 13,659 12,771,083
Argento LLC, 1st Lien Term Loan A,
(12-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.49%
,
 02/24/33 . 6,756 6,485,760
Security
Par (000)
Par (000) Value
United States (continued)
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.15% 08/01/28 ...... USD 36 $ 31,690
Boxer Parent Co., Inc., 1st Lien
Term Loan, (3-mo. EURIBOR at
0.00% Floor + 3.50%), 5.53% -
5.65%
,
 07/30/31 ............ EUR 1,941 2,180,732
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.90%
,
 02/06/31 ............ USD 8,274 8,000,203
Cirkul Sr Sec, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 6.10%), 17.10%
,
 04/23/28
(d)
7,002 5,461,759
Cirkul , Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 4.00% Floor +
6.00%), 16.85% (16.85% Cash or
9.20% PIK),  04/23/28
(d)(p)
....... 518 403,965
Cloud Software Group, Inc., 1st Lien
Term Loan B, (12-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.50%
,
 08/16/32 ............ 3,110 2,873,541
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 6.83%
,
 04/13/29 ...... 5,320 5,062,914
CML The Ben, Delayed Draw 1st Lien
Term Loan, (12-mo. CME Term
SOFR + 6.00%), 9.67%
,
 03/09/31
(d)
3,211 3,180,886
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.46%
,
 09/29/28 . 3,727 3,458,027
CPV Fairview LLC, 1st Lien Term
Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.20%
,
 08/14/31 ............ 4,446 4,446,301
Crescent Midstream Operating LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.41%
,
 02/11/33 ............ 10,402 10,445,376
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27 ..... 1,802 1,588,975
Digital Room Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.06%
,
 12/21/28 ............ 3,487 3,363,220
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.16%
,
 02/17/31 ............ 6,095 6,100,287
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.65%
,
 08/30/30 ............ 10,776 10,725,621
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.90%
,
 01/29/29 ............ 5,971 5,915,830
Finastra USA, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.50%), 6.62%
,
 09/15/32 ...... EUR 2,894 3,209,532

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Fugue Finance LLC, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.80%
,
 01/09/32 . EUR 2,135 $ 2,504,615
Galaxy Universal LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
10.05% (10.25% Cash or 5.12%
PIK),  05/16/28
(d)(p)
........... USD 18,645 17,263,687
gategroup Finance Luxembourg SA,
Facility 1st Lien Term Loan B2,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.62%
,
 06/10/32 ...... 1,456 1,695,729
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.58%
,
 04/30/28 . 3,256 1,944,330
Hunterstown Generation LLC, 1st Lien
Term Loan, (12-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.70% - 8.75%
,
 11/06/31 ....... 3,620 3,631,180
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.43%
,
 10/25/28
(d)
........... 2,518 1,259,246
Icon Parent I, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.44%
,
 11/13/31 . 12,291 11,909,754
Indy US Holdco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.64%
,
 10/31/30 . EUR 2,359 2,766,939
ITG Communications LLC , 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.45%
,
 07/09/31
(d)
........... USD 8,663 8,597,550
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.15%
,
 04/26/30 ............ 3,980 3,949,459
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.65%
,
 01/28/32 ............ 1,647 1,627,806
Long Point Development LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.35%),
8.01%
,
 01/01/28
(d)
........... 7,900 7,900,000
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25% 06/05/28
(d)(f)
(n)
...................... 3,412 —
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor +
3.00%), 6.67%
,
 05/04/28 ...... 1,818 1,819,748
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.65%
,
 03/01/29 . 7,175 6,305,003
Neptune Bidco US, Inc., 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.15%
,
 02/03/33 . EUR 1,000 1,166,021
Oakeagle Acquireco , Inc., 1st Lien Term
Loan B2, 03/24/33
(s)
.......... 2,000 2,345,845
Security
Par (000)
Par (000) Value
United States (continued)
OH Pwr Partners LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.40%
,
 11/12/32
(d)
........... USD 3,438 $ 3,446,707
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.45%
,
 10/01/32 ...... 9,580 9,515,633
ProAmpac PG Borrower LLC, 1st Lien
Term Loan, (EUR0012M at 0.00%
Floor + 4.00%), 6.23%
,
 03/07/33 . EUR 2,000 2,337,042
Project Aurora US Finco, Inc., Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.38%
,
 12/06/32 ............ 2,000 2,361,971
Redstone Buyer LLC, 1st Lien Term
Loan B1, 8.00%
,
 12/31/30 ...... USD 1,625 552,595
Runitonetime LLC, 1st Lien Term
Loan
(d)
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.67% 05/06/26 2,089 1,476,149
(1-mo. CME Term SOFR at 2.00%
Floor + 12.50%), 16.17%,
05/06/26 ............... 961 955,997
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.67% 05/15/26 102 72,088
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.90%),
6.68%
,
 10/25/26
(d)
........... 9,838 9,301,939
Sword Purchaser LLC, 1st Lien Term
Loan, (EUR0012M at 0.00% Floor +
4.25%), 6.47%
,
 04/11/33 ....... EUR 2,194 2,523,624
Tenaska Pennsylvania Partners LLC,
1st Lien Term Loan B, (1-day
SOFR at 0.00% Floor + 2.25%),
5.88%
,
 02/18/33
(d)
........... USD 2,870 2,873,587
TransDigm, Inc., 1st Lien Term Loan J,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.15%
,
 02/28/31 . 2,282 2,285,292
VeriFone Systems, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.18% 08/18/28 ............. 7,528 7,123,786
Virgin Media Bristol LLC, Facility 1st
Lien Term Loan Y, (6-mo. CME Term
SOFR at 0.00% Floor + 3.18%),
6.97%
,
 03/31/31 ............ 2,000 1,864,580
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
 07/26/32 ...... 3,275 3,259,535
Xerox Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.00%; 6-mo. CME Term
SOFR at 0.50% Floor + 4.00% at
0.50% Floor + 0.00%), 7.63% -
7.73%
,
 11/19/29 ............ 3,740 2,655,579
237,330,252
Total Floating Rate Loan Interests — 3.3%
(Cost: $570,698,089) ............................. 564,561,645

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... USD 698 $ 749,442
Costa Rica — 0.0%
Instituto Costarricense de Electricidad ,
6.38%, 05/15/43
(a)
........... 212 208,608
France — 0.0%
Electricite de France SA
(b)(c)(r)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 1,000 1,110,565
(5-Year EURIBOR ICE Swap Rate
+ 3.28%), 5.63% .......... 600 726,916
1,837,481
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt ., 6.00%,
05/16/29 ................. 1,084 1,347,830
MVM Energetika Zrt ., 7.50%, 06/09/28 USD 724 758,752
2,106,582
Indonesia — 0.0%
Garuda Indonesia Persero Tbk . PT,
6.50%, (6.50% Cash or 7.25% PIK),
12/28/31
(c)(p)
............... 231 195,009
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.49%, 05/23/28
(c)
.......... KZT 167,000 338,218
13.49%, 05/23/28
(a)
.......... 371,000 751,369
1,089,587
Mexico — 0.1%
Petroleos Mexicanos
6.49%, 01/23/27 ............ USD 670 674,355
5.35%, 02/12/28 ............ 334 333,429
6.50%, 01/23/29 ............ 3,354 3,419,403
8.75%, 06/02/29 ............ 10,842 11,611,984
5.95%, 01/28/31 ............ 734 718,403
16,757,574
Morocco — 0.0%
OCP SA
5.13%, 06/23/51
(c)
........... 582 465,204
7.50%, 05/02/54
(a)
........... 1,104 1,187,242
1,652,446
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
5.50%, 05/06/30
(a)
........... 385 392,677
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S,
8.25%, 02/14/29
(c)
........... 520 546,000
Total Foreign Agency Obligations — 0.2%
(Cost: $24,646,964) .............................. 25,535,406
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 9.88%, 03/31/37
(a)
636 675,750
Argentina — 0.0%
Argentine Republic (The)
0.00%, 12/15/27
(b)(e)
.......... ARS 421,821 712,336
0.75%, 07/09/30
(q)
........... USD 728 627,935
Security
Par (000)
Par (000) Value
Argentina (continued)
4.12%, 07/09/35
(q)
........... USD 661 $ 493,106
1,833,377
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(a)
451 472,084
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(c)
587 545,426
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(a)
................ 1,233 1,319,692
Benin — 0.0%
Benin Government Bond, 7.96%,
02/13/38
(a)
................ 1,317 1,354,041
Brazil — 0.2%
Federative Republic of Brazil
6.63%, 03/15/35 ............ 366 378,997
5.50%, 04/23/36 ............ EUR 414 484,433
6.25%, 05/22/36 ............ USD 385 383,460
Nota Do Tesouro Nacional
10.00%, 01/01/27 ........... BRL 93 18,428,014
10.00%, 01/01/31 ........... 35 6,276,119
25,951,023
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%,
03/05/37
(c)
................ USD 740 719,968
Cameroon — 0.0%
Republic of Cameroon, 8.88%,
01/30/33
(c)
................ 645 628,875
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 44,128 32,053,753
Chile — 0.1%
Republic of Chile
5.00%, 10/01/28
(a)(c)
.......... CLP 5,250,000 5,843,197
3.75%, 01/14/32 ............ EUR 570 668,897
4.34%, 03/07/42 ............ USD 657 581,116
7,093,210
China — 0.0%
People's Republic of China, 2.11%,
08/25/34 ................. CNY 25,520 3,850,056
Colombia — 0.2%
Republic of Colombia
5.75%, 11/03/27 ............ COP 42,708,800 10,492,648
12.50%, 02/27/30 ........... 6,205,300 1,610,312
7.75%, 09/18/30 ............ 34,706,200 7,596,849
7.00%, 06/30/32 ............ 3,127,200 619,563
11.75%, 01/24/35 ........... 25,334,900 6,251,492
7.75%, 11/07/36 ............ USD 485 511,554
6.50%, 11/26/38 ............ EUR 373 432,304
7.25%, 10/26/50 ............ COP 5,032,300 813,040
28,327,762
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%,
04/03/34
(c)
................ USD 244 261,751
Czech Republic — 0.0%
Czech Republic
4.50%, 11/11/32 ............ CZK 71,820 3,429,736

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Czech Republic (continued)
4.00%, 04/04/44 ............ CZK 35,450 $ 1,465,890
4,895,626
Dominican Republic — 0.0%
Dominican Republic Government
Bond
(a)
4.50%, 01/30/30 ............ USD 841 810,724
7.05%, 02/03/31 ............ 646 680,884
10.75%, 06/01/36 ........... DOP 163,050 2,931,137
6.95%, 03/15/37 ............ USD 362 377,928
4,800,673
Ecuador — 0.0%
Republic of Ecuador, 9.25%, 01/29/39
(a)
546 564,564
Egypt — 0.0%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 39,840 731,092
24.14%, 12/03/27 ........... 4,907 90,782
21.38%, 02/04/28 ........... 54,129 982,009
23.44%, 07/01/28 ........... 44,459 821,121
5.63%, 04/16/30
(c)
........... EUR 649 738,315
9.45%, 02/04/33
(a)
........... USD 513 552,301
8.50%, 01/31/47
(a)
........... 655 596,443
7.50%, 02/16/61
(a)
........... 768 613,766
5,125,829
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 7,811 8,869,532
Gabon — 0.0%
Gabon Government Bond, 9.50%,
02/18/29
(c)
................ USD 504 473,760
Guatemala — 0.0%
Republic of Guatemala
(a)
7.05%, 10/04/32 ............ 646 703,365
6.60%, 06/13/36 ............ 316 337,745
6.25%, 08/15/36 ............ 359 374,728
1,415,838
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 817 829,766
6.00%, 09/26/35
(c)
........... 601 625,641
7.00%, 10/24/35 ............ HUF 2,406,450 8,300,587
5.50%, 03/26/36
(a)
........... USD 475 475,356
6.25%, 09/23/37 ............ HUF 1,186,120 3,883,382
3.00%, 10/27/38 ............ 1,425,620 3,390,625
6.75%, 09/23/55
(a)
........... USD 721 771,924
18,277,281
Indonesia — 0.1%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 118,791,000 6,890,015
6.50%, 07/15/30 ............ 180,684,000 10,375,277
3.88%, 01/15/33 ............ EUR 563 651,270
17,916,562
Ireland — 0.4%
Republic of Ireland, 2.60%, 10/18/34
(c)
58,986 66,660,230
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 25,610 29,861,594
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
........... USD 267 269,577
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
5.88%, 10/17/31
(c)
........... EUR 1,254 $ 1,475,907
8.08%, 04/01/36
(a)
........... USD 600 636,108
8.25%, 01/30/37
(a)
........... 484 519,255
2,900,847
Japan — 0.0%
Japan Government Bond, 3.20%,
09/20/55 ................. JPY 710,200 4,107,370
Jordan — 0.0%
Hashemite Kingdom of Jordan, 7.50%,
01/13/29
(a)
................ USD 471 488,672
Kenya — 0.0%
Republic of Kenya, 9.75%, 02/16/31
(a)
652 688,349
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond,
7.75%, 06/03/30
(a)
........... 830 847,430
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(a)
................ 1,414 1,418,850
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%,
08/17/30
(a)
................ 730 734,891
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 2,746 15,738,589
8.50%, 03/01/29 ............ 1,049 6,057,961
7.75%, 11/13/42 ............ 3,782 18,175,029
8.00%, 04/29/55 ............ 252 1,203,197
United Mexican States
5.38%, 03/22/33 ............ USD 590 579,970
5.63%, 09/22/35 ............ 595 581,910
6.13%, 02/09/38 ............ 322 318,458
5.13%, 03/19/38 ............ EUR 579 668,290
7.38%, 05/13/55 ............ USD 2,859 3,046,622
47,104,917
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(c)
................ EUR 549 630,722
Morocco — 0.0%
Kingdom of Morocco
(a)
5.95%, 03/08/28 ............ USD 550 561,172
4.75%, 04/02/35 ............ EUR 1,155 1,362,777
1,923,949
Nigeria — 0.0%
Federal Republic of Nigeria
(a)
10.38%, 12/09/34 ........... USD 647 773,327
9.13%, 01/13/46 ............ 571 629,527
1,402,854
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(c)
................ EUR 538 643,452
Oman — 0.0%
Oman Government Bond, 6.75%,
01/17/48
(c)
................ USD 1,059 1,154,014
Panama — 0.0%
Republic of Panama, 6.40%, 02/14/35 560 598,254
Paraguay — 0.0%
Republic of Paraguay
2.74%, 01/29/33
(c)
........... 336 299,145

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paraguay (continued)
8.50%, 04/04/38
(a)
........... PYG 11,851,000 $ 1,935,485
5.60%, 03/13/48
(c)
........... USD 282 263,353
2,497,983
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 724 665,537
1.86%, 12/01/32 ............ 472 390,698
7.60%, 08/12/39
(a)
........... PEN 3,726 1,117,538
7.60%, 08/12/39
(c)
........... 8,144 2,442,626
6.20%, 06/30/55 ............ USD 514 522,950
5,139,349
Philippines — 0.1%
Republic of Philippines
6.38%, 07/27/30 ............ PHP 287,480 4,594,007
6.00%, 08/20/30 ............ 488,955 7,698,690
6.38%, 04/28/35 ............ 469,670 7,343,564
5.93%, 02/23/36 ............ 38,000 573,023
20,209,284
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 29,975 8,479,920
4.75%, 07/25/29 ............ 16,979 4,658,276
4.00%, 07/25/31 ............ 4,705 1,217,121
4.88%, 10/04/33 ............ USD 366 366,915
5.00%, 10/25/34 ............ PLN 19,310 5,103,115
5.00%, 10/25/35 ............ 24,767 6,464,117
2.00%, 08/25/36 ............ 2,560 644,347
5.50%, 04/04/53 ............ USD 889 828,877
27,762,688
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 44,060 893,491
30.00%, 09/12/29 ........... 25,810 506,378
7.13%, 02/12/32 ............ USD 1,207 1,231,442
6.30%, 03/14/33 ............ 620 597,819
28.08%, 09/27/34 ........... TRY 51,816 1,005,134
4,234,264
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... USD 662 663,556
2.12%, 07/16/31
(c)
........... EUR 874 893,671
4.63%, 03/04/33
(a)
........... 809 899,338
6.25%, 09/10/34
(a)
........... 1,165 1,398,494
6.75%, 07/11/39
(a)
........... 591 698,829
6.50%, 10/07/45
(a)
........... 813 918,692
5,472,580
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 5.00%,
01/18/53
(a)
................ USD 1,083 933,373
Serbia — 0.0%
Republic of Serbia
4.25%, 05/06/31
(a)
........... EUR 559 652,320
6.50%, 09/26/33
(c)
........... USD 669 709,976
6.00%, 06/12/34
(a)
........... 584 598,892
1,961,188
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 320,000 19,094,710
7.00%, 02/28/31 ............ 260,799 14,822,188
7.10%, 11/19/36
(a)
........... USD 643 672,578
Security
Par (000)
Par (000) Value
South Africa (continued)
8.50%, 01/31/37 ............ ZAR 246,144 $ 14,200,840
5.00%, 10/12/46 ............ USD 920 685,400
8.75%, 02/28/48 ............ ZAR 43,162 2,443,275
5.75%, 09/30/49 ............ USD 1,303 1,052,824
7.95%, 11/19/54
(a)
........... 880 898,744
7.25%, 12/11/55
(a)
........... 226 212,892
54,083,451
Spain — 0.7%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 28,680 33,471,112
2.60%, 05/31/31 ............ 14,360 16,560,867
3.15%, 04/30/35
(a)(c)
.......... 7,243 8,332,122
3.30%, 04/30/36
(a)(c)
.......... 50,457 58,253,117
116,617,218
Suriname — 0.0%
Suriname Government International
Bond, 8.50%, 11/06/35
(a)
....... USD 627 685,820
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.50%,
01/28/36
(a)
................ 635 650,285
Ukraine — 0.0%
Ukraine Government Bond
(a)(q)
4.50%, 02/01/29 ............ 215 166,572
0.00%, 02/01/30 ............ 25 16,039
0.00%, 02/01/34 ............ 61 28,694
4.50%, 02/01/34 ............ 134 81,535
0.00%, 02/01/35 ............ 52 26,276
0.00%, 02/01/36 ............ 52 26,252
345,368
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond, 3.90%, 09/09/50
(c)
....... 836 593,878
United Kingdom — 0.4%
U.K. Treasury Bonds, 4.38%,
03/07/30
(c)
................ GBP 50,234 68,125,952
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 36,384 1,006,698
8.00%, 10/29/35 ............ 51,117 1,297,345
5.25%, 09/10/60 ............ USD 607 557,959
2,862,002
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 673 798,958
7.85%, 10/12/28 ............ USD 524 554,586
1,353,544
Total Foreign Government Obligations — 3.7%
(Cost: $625,792,552) ............................. 641,386,164
Shares
Shares
Grantor Trust
(l)
iShares Bitcoin Trust ETF
( i ) (k)
...... 665,002 28,807,887
iShares Ethereum Trust ETF
(i)
..... 306,700 5,238,436

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
SPDR Gold Shares
(k)
........... 586,652 $ 248,540,986
Total Grantor Trust — 1.6%
(Cost: $252,741,671) ............................. 282,587,309
Investment Companies
iShares AAA CLO Active ETF
(i)
..... 300,000 15,592,500
iShares Broad USD High Yield
Corporate Bond ETF
(g)(i)
....... 505,031 18,802,304
iShares China Large-Cap ETF
(g)(i)
... 1,018,427 37,467,929
iShares Core S&P Small-Cap ETF
(i)
. 76,782 10,526,812
iShares MSCI Brazil ETF
(i)
........ 262,112 10,405,846
iShares Russell 2000 ETF
(g)(i)
...... 148,100 41,167,357
KraneShares CSI China Internet ETF
(g)
494,900 14,238,273
State Street Blackstone Senior Loan
ETF
(g)
................... 203,395 8,257,837
State Street SPDR S&P Homebuilders
ETF
(g)
................... 76,392 8,097,552
State Street SPDR S&P Regional
Banking ETF
(g)
............. 172,395 12,041,791
VanEck Semiconductor ETF
(g)
..... 40,169 20,354,436
Total Investment Companies — 1.1%
(Cost: $175,906,061) ............................. 196,952,637
Par (000)
Pa r (000)
Municipal Bonds
(a)
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB , 7.38% , 10/01/29 ......... USD 3,435 3,610,239
Texas - 0.1%
Port of Beaumont Navigation
District , Series 2024B, RB ,
10.00% , 07/01/26 ........... 4,920 4,922,029
Total Municipal Bonds — 0.1%
(Cost: $8,355,000) .............................. 8,532,268
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Ireland — 0.0%
Elmwood European CLO 1, 5.43%,
04/16/40
(b)(c)
............... EUR 2,620 3,096,656
United States — 0.5%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... USD 13,975 11,585,848
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 20,166 18,118,041
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 10,574 7,253,346
MCM Trust
(d)
  0.00%, 09/25/31
(e)
.......... 12,197 9,691,998
  2.50%, 09/25/31 ........... 18,206 17,412,904
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 9,750 9,169,165
TVC Holding, Series 2021-1, 2.38%,
03/25/28
(d)
................ 6,340 5,050,987
78,282,289
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 1.3%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.03%, 12/15/34
(a)(b)
USD 4,602 $ 4,504,065
United States — 1.3%
(d)
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(b)
............... 4,330 4,113,500
1301 Trust, Series 2025-1301, Class A,
5.23%, 08/11/42
(a)(b)
.......... 3,210 3,224,044
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 1,650 1,359,834
Atrium Hotel Portfolio Trust, Series
2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.30%, 08/15/42
(a)(b)
.... 1,630 1,632,523
BAHA Trust, Series 2024-MAR, Class
C, 7.77%, 12/10/41
(a)(b)
........ 5,180 5,340,819
BAMLL Trust, Series 2025-ASHF,
Class E, (1-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 8.90%,
02/15/42
(a)(b)
............... 7,688 7,688,880
BAY Mortgage Trust, Series 2025-LIVN,
Class A, (1-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.46%,
05/15/35
(a)(b)
............... 1,560 1,560,000
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 1.16%),
4.84%, 11/25/35 .......... 204 236,386
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.28%, 10/25/36 ... 158 152,946
BBCMS Mortgage Trust, Series 2018-
TALL, Class C, (1-mo. CME Term
SOFR at 1.27% Floor + 1.32%),
4.97%, 03/15/37
(a)(b)
.......... 4,880 4,440,800
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 8.18%,
10/10/42
(a)(b)
............... 6,363 6,483,796
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 5.50%, 08/15/42
(a)(b)
.... 3,650 3,654,562
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.04%, 06/15/41
(a)(b)
2,352 2,347,694
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 3,735 3,363,381
BX Commercial Mortgage Trust
(a)
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 1,425 1,324,087
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.30%, 12/15/39
(b)
.. 7,902 7,914,760
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.20%, 05/15/34
(b)
.. 3,020 3,022,892
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.30%, 05/15/41
(b)
.. 1,578 1,578,788

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.05%, 03/15/41
(b)
.. USD 3,545 $ 3,548,781
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 8,408 7,968,541
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 11,784 10,792,587
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.10%, 04/15/41 ... 4,547 4,555,090
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.54%, 06/15/41 ... 2,467 2,429,956
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.59%, 06/15/41 ... 6,167 6,104,256
Series 2025-LIFE, Class A, 6.08%,
06/13/47 ............... 2,350 2,346,385
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.60%, 03/15/30 ... 4,445 4,444,775
Series 2025-VLT6, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.10%, 03/15/42 ... 2,590 2,578,669
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 864 819,938
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 4,984 4,764,505
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 7.54%,
08/15/41
(a)(b)
............... 2,960 2,934,330
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.55%,
11/15/48
(b)
................ 73 71,570
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.13%, 10/15/37 ... 1,103 1,003,730
Series 2022-LION, Class A, (1-mo.
CME Term SOFR + 3.44%),
7.09%, 02/15/27
(d)
......... 11,900 11,852,354
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 5.54%, 08/15/34
(a)(b)
1,300 1,299,187
DGWD Trust, Series 2025-INFL,
Class A, (1-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.25%,
08/15/35
(a)(b)
............... 5,235 5,243,113
DK Trust, Series 2025-LXP, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.26%, 08/15/37
(a)(b)
1,087 1,088,012
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a)(b)
...... 5,730 5,729,091
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.07%, 05/15/26 ... 1,480 1,409,700
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.31%, 11/25/41 ... 7,245 7,245,117
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 4,426 4,038,622
Security
Par (000)
Par (000) Value
United States (continued)
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.20%, 05/15/37 ... USD 5,135 $ 5,135,000
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 6.84%, 05/15/37 ... 5,979 5,979,000
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(a)(b)
............... 897 888,196
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 6.15%, 07/05/33 1,253 633,794
Series 2022-OPO, Class C, 3.56%,
01/05/39 ............... 3,082 2,457,895
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 6.84%, 06/15/39
(a)(b)
.... 2,120 2,120,000
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.20%, 12/15/39
(a)(b)
.... 3,476 3,475,715
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.05%, 08/17/42
(a)(b)
.... 5,220 5,220,627
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 1,974 1,978,853
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 6.52%, 07/15/38
(a)(b)
.... 3,936 3,933,540
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 2,110 1,980,053
NYC Commercial Mortgage Trust,
Series 2025-3BP, Class A, (1-mo.
CME Term SOFR at 1.21% Floor +
1.21%), 4.87%, 02/15/42
(a)(b)
.... 2,623 2,614,803
ONNI Commercial Mortgage Trust,
Series 2024-APT, Class A, 5.75%,
07/15/39
(a)(b)
............... 2,600 2,626,000
PENN Commercial Mortgage Trust,
Series 2025-P11, Class A, 5.52%,
08/10/42
(a)(b)
............... 2,732 2,774,810
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.12%, 07/15/38
(a)(b)
.... 929 252,180
PRM5 Trust, Series 2025-PRM5, Class
D, 5.81%, 03/10/33
(a)(b)
........ 5,600 5,554,639
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 6.60%, 03/15/35
(a)(b)
.... 2,965 2,965,663
SREIT Trust, Series 2021-MFP2, Class
F, (1-mo. CME Term SOFR at 2.62%
Floor + 2.73%), 6.39%, 11/15/36
(a)(b)
2,325 2,324,273
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 1,175 1,111,412
VEGAS, Series 2024-GCS, Class C,
6.42%, 07/10/36
(a)(b)
.......... 6,220 6,271,036

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
VEGAS Trust, Series 2024-GCS, Class
D, 6.42%, 07/10/36
(a)(b)
........ USD 7,010 $ 6,958,856
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(a)(b)
........ 2,150 2,146,067
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.87%,
06/15/36 ............... 1,376 1,295,507
Series 2024-1CHI, Class A, 5.48%,
07/15/35 ............... 2,620 2,629,327
225,035,247
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.36%,
02/15/54 ................. 53,778 2,271,400
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.77%,
12/12/53
(a)
................ 2,054 116,401
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.92%,
07/15/53 ............... 28,733 1,753,233
Series 2021-C59, Class XA, 1.61%,
04/15/54 ............... 23,970 1,266,525
5,407,559
Total Non-Agency Mortgage-Backed Securities — 1.8%
(Cost: $333,749,928) ............................. 316,325,816
Preferred Securities
Capital Trusts — 0.8%
Canada — 0.0%
(b)
Bell Telephone Co. of Canada or Bell
Canada
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.39%), 6.88%, 09/15/55 .... 100 102,595
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.36%), 7.00%, 09/15/55 .... 100 103,775
TELUS Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.77%), 6.63%, 10/15/55 142 143,586
349,956
Chile — 0.0%
AES Andes SA , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%),
8.15%, 06/10/55
(a)(b)
.......... 350 368,813
Finland — 0.0%
(c)
Stora Enso OYJ
(b)(r)
(5-Year EURIBOR ICE Swap Rate +
2.84%), 5.63%
(c)
.......... EUR 850 1,006,691
(5-Year EURIBOR ICE Swap Rate +
3.12%), 5.88%
(c)
.......... 700 827,418
1,834,109
Security
Par (000)
Par (000) Value
France — 0.0%
(b)(r)
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(c)
... EUR 800 $ 902,499
BNP Paribas SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.63%
(a)
..... USD 848 842,699
Electricite de France SA
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38%
(c)
.......... EUR 1,100 1,256,058
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13%
(c)
.......... 600 715,291
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(c)
................ GBP 1,000 1,393,432
RCI Banque SA , (5-Year EURIBOR ICE
Swap Rate + 3.84%), 6.13%
(c)
... EUR 600 713,014
Unibail -Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(c)
.................. 2,300 2,676,016
Veolia Environnement SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32%
(c)
.................. 900 1,027,237
9,526,246
Germany — 0.2%
(b)
Aroundtown Finance SARL
(r)
(5-Year EURIBOR ICE Swap Rate +
3.04%), 5.13%
(c)
.......... 625 688,111
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25%
(c)
.......... 8,834 9,814,398
Bayer AG , (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82
(c)
..... 3,100 3,685,650
Commerzbank AG
(r)
(5-Year EUR Swap Annual +
4.39%), 4.25%
(c)
.......... 1,000 1,165,753
(5-Year EUR Swap Annual +
6.74%), 6.50%
(c)
.......... 600 738,160
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(c)
.......... 400 521,556
Deutsche Bank AG
(r)
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(c)
.......... 600 702,075
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63%
(c)
.......... 7,000 8,107,713
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75%
(c)
.......... 2,400 2,844,747
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13%
(c)
.......... 1,400 1,715,686
Deutsche Lufthansa AG , (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25%, 01/15/55
(c)
........... 2,900 3,334,833
Volkswagen International Finance NV
(r)
(5-Year EURIBOR ICE Swap Rate +
3.17%), 5.49%
(c)
.......... 400 470,795
(EUAMDB08 + 3.49%), 5.99%
(c)
.. 1,000 1,182,434
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(c)(r)
................. 2,186 2,603,682
37,575,593
Greece — 0.0%
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.32%),
5.80%
(b)(c)(r)
................ 875 1,010,204

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong — 0.0%
(c)(r)
Cas Capital No. 2 Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.53%), 6.25%
(b)
USD 200 $ 200,750
Elect Global Investments Ltd., 4.85% 200 154,400
Peak RE Bvi Holding Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 5.63%
(b)
425 426,398
781,548
India — 0.0%
Axis Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(b)(c)(r)
... 500 495,970
Ireland — 0.0%
AIB Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(b)(c)(r)
. EUR 1,550 1,849,519
Italy — 0.0%
(b)(c)(r)
A2A SpA , (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00% ........ 937 1,123,126
BPER Banca SpA , (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50% . 1,167 1,414,149
Enel SpA , (5-Year EURIBOR ICE Swap
Rate + 1.82%), 4.50% ........ 1,485 1,668,833
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88% ............. 1,660 1,946,587
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50% ... 505 600,921
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25% .... 873 1,049,572
7,803,188
Japan — 0.0%
(b)(c)(r)
Nomura Holdings, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00% USD 500 515,184
Rakuten Group, Inc.
(5-Year EUR Swap Annual +
4.74%), 4.25%
(c)
.......... EUR 2,131 2,441,737
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.25%), 8.13%
(a)
.......... USD 251 256,402
3,213,323
Luxembourg — 0.0%
(c)
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate +
6.16%), 8.13%
(b)(c)(r)
........ EUR 2,400 2,482,655
Malaysia — 0.0%
Gohl Capital Holdings Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.71%), 7.63%
(b)
(c)(r)
..................... USD 1,023 1,013,036
Mexico — 0.0%
(a)(b)(r)
Banco Mercantil del Norte SA , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.07%),
8.38% ................... 672 712,246
Cemex SAB de CV , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20% 200 207,102
919,348
Security
Par (000)
Par (000) Value
Netherlands — 0.1%
(b)(r)
ING Groep NV
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88% ........... USD 2,400 $ 2,345,052
(USISSO05 + 4.08%), 7.25%
(c)
... 1,791 1,881,600
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(c)
... EUR 1,441 1,683,078
5,909,730
Norway — 0.0%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 2.31%),
4.95%, 04/29/86
(b)(c)
.......... 1,800 2,096,726
Singapore — 0.0%
(b)(c)(r)
Lendlease Asia Treasury Pte. Ltd. ,
(SDSOA5 + 4.46%), 3.90% ..... SGD 250 193,226
United Overseas Bank Ltd. , (SDSOA7
+ 0.94%), 3.00% ............ 750 586,675
779,901
Spain — 0.2%
(b)(r)
Banco Bilbao Vizcaya Argentaria SA
(5-Year EUR Swap Annual +
4.27%), 6.88%
(c)
.......... EUR 2,000 2,505,743
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 882 933,518
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(c)
.......... EUR 800 1,011,686
Bankinter SA , (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(c)
... 800 996,743
CaixaBank SA
(5-Year EUR Swap Annual +
6.35%), 5.88%
(c)
.......... 1,800 2,154,821
(5-Year EURIBOR ICE Swap Rate +
3.94%), 6.25%
(c)
.......... 1,000 1,219,572
Telefonica Emisiones SA
(5-Year EURIBOR ICE Swap Rate +
1.84%), 4.38%
(c)
.......... 1,300 1,494,308
(EUAMDB08 + 2.13%), 4.88%
(c)
.. 2,700 3,073,581
13,389,972
Sweden — 0.0%
Heimstaden Bostad AB , (5-Year
EURIBOR ICE Swap Rate + 2.53%),
5.00%
(b)(c)(r)
................ 1,267 1,428,775
Switzerland — 0.0%
UBS Group AG
(b)(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a)
.......... USD 886 885,711
(ADSWAP5 + 2.60%), 7.13%
(c)
... AUD 325 228,719
1,114,430
Thailand — 0.0%
(b)(r)
GC Treasury Center Co. Ltd.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.82%), 6.50%
(c)
.......... USD 1,190 1,170,663
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.13%
(c)
.......... 855 840,037

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Thailand (continued)
Thaioil Treasury Center Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.38%),
6.10%
(c)
.................. USD 315 $ 307,912
2,318,612
United Kingdom — 0.1%
(b)
Barclays plc , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.41%), 4.38%
(r)
..... 848 819,591
British Telecommunications plc
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81 ..... 200 198,269
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81 ..... 2,800 2,696,198
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(c)
..... GBP 2,901 3,955,502
Lloyds Banking Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(r)
..... 325 449,961
Nationwide Building Society
(r)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(c)
................ 926 1,259,776
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(c)
................ 3,047 4,217,607
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.59%),
7.88%
(c)
................ 400 561,447
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(r)
..... 1,125 1,559,884
Standard Chartered plc , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.87%), 7.00%
(a)
(r)
....................... USD 800 812,223
Vodafone Group plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... 711 662,325
(5-Year USD Swap Semi + 4.87%),
7.00%, 04/04/79 .......... 38 39,629
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 1,335 1,923,491
19,155,903
United States — 0.2%
(b)
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.95%, 07/15/55 USD 203 198,036
American National Group, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity at 0.00%
Floor + 3.18%), 7.00%, 12/01/55 . 95 92,837
Citigroup, Inc.
(r)
Series GG, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.89%),
6.88% ................. 481 488,360
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 464 472,212
Security
Par (000)
Par (000) Value
United States (continued)
CVS Health Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 7.00%, 03/10/55 USD 195 $ 202,316
DENTSPLY SIRONA, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.38%),
8.38%, 09/12/55 ............ 40 40,214
Edison International , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%),
7.88%, 06/15/54 ............ 65 67,050
Energy Transfer LP
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.83%), 7.13%, 10/01/54 .... 100 102,673
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.02%), 8.00%, 05/15/54 .... 100 106,002
EUSHI Finance, Inc. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.51%),
6.25%, 04/01/56 ............ 100 99,038
FMC Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.37%), 8.45%, 11/01/55 237 157,068
Global Atlantic Fin Co. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%),
7.95%, 10/15/54
(a)
........... 100 100,283
HA Sustainable Infrastructure Capital,
Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.48%), 7.13%, 11/15/56 100 100,948
JPMorgan Chase & Co., Series OO , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50%
(r)
.................. 410 420,888
PacifiCorp , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.29%), 7.13%, 08/15/56 168 167,452
Paramount Global , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.00%), 6.38%, 03/30/62 46 35,675
PG&E Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.88%), 7.38%, 03/15/55 322 331,195
Stellantis NV
(r)
(5-Year EURIBOR ICE Swap Rate +
3.77%), 6.25%
(c)
.......... EUR 3,385 3,897,386
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88%
(c)
.......... 3,300 3,799,089
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25%
(c)
................ GBP 3,125 4,137,071
Sunoco LP , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.23%), 7.88%
(a)(r)
.... USD 2,495 2,583,712
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
(r)
....................... 3,017 2,983,942
20,583,447
Total Capital Trusts — 0.8%
(Cost: $130,054,118) ............................. 136,001,004

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Preferred Stocks — 3.4%
Brazil — 0.3%
Banco Bradesco SA (Preference) ... 2,702,477 $ 10,593,133
Neon Payments Ltd.
(d)(f)
.......... 39,435 17,729,582
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 1,274,346 12,705,372
41,028,087
China — 0.5%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $27,057,371)
(d)(f)(j)
.. 246,932 82,534,552
Finland — 0.0%
Aiven OY, Series D
(d)(f)
........... 86,562 4,335,891
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $22,418,516)
(d)(f)(j)
........ 4,218 —
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$13,030,114)
(d)(f)(j)
............ 4,047 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$3,635,023)
(d)(f)(j)
............ 30,817 —
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$21,869,474)
(d)(f)(j)
............ 637,808 1,961,448
United States — 2.6%
Anduril Engineering LLC, Series F
(d)(f)
306,011 21,099,458
Anduril Investors LLC, Series G
(d)(f)
.. 132,173 9,113,328
Anthropic PBC, Series F, (Acquired
08/18/25, cost $14,035,016)
(d)(f)(j)
.. 99,562 31,717,466
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$10,090,875)
(d)(f)(j)
............ 18,683 2,319,121
Bright Machines, Inc., Series C
(d)(f)
... 927,532 194,782
Bright Machines, Inc., Series C-1
(d)(f)
. 1,932,080 154,566
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.30%
(b)
..... 437,061 12,845,223
CoreWeave , Inc.
(d)(f)
............ 9,812,000 16,287,920
Databricks, Inc., Series F, (Acquired
10/22/19, cost $11,769,837)
(d)(f)(j)
.. 822,138 139,039,979
Databricks, Inc., Series G, (Acquired
02/01/21, cost $13,141,188)
(d)(f)(j)
.. 222,270 37,590,302
Davidson Homes, Inc., 12.00%,
(12.00% Cash or 12.00% PIK)
(d)(p)
. 33,520 37,342,286
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)
......... 38,156 37,965,220
EXO Capital Technologies, Inc.,
Series D, (Acquired 05/22/25, cost
$403,846)
(d)(f)(j)
.............. 661,698 489,657
HawkEye 360, Inc., Series D1
(d)(f)
... 561,818 14,045,450
JumpCloud , Inc., Series E-1, (Acquired
10/30/20, cost $11,778,091)
(d)(f)(j)
.. 6,458,349 11,818,778
JumpCloud , Inc., Series F, (Acquired
09/03/21, cost $2,543,928)
(d)(f)(j)
.. 424,788 1,036,483
Lessen Holdings, Inc., Series B
(d)(f)
.. 259,727 3
Lessen Holdings, Inc., Series BX
(d)(f)
. 841,086 8
Loadsmart , Inc., Series C, (Acquired
10/05/20, cost $10,694,460)
(d)(f)(j)
.. 1,250,814 9,118,434
Loadsmart , Inc., Series D, (Acquired
01/27/22, cost $2,628,040)
(d)(f)(j)
.. 131,402 1,432,282
Security
Shares
Shares Value
United States (continued)
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $6,129,221)
(d)(f)(j)
.. 8,922 $ —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $9,816,152)
(d)(f)(j)
.. 1,099,886 11
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $5,269,814)
(d)(f)(j)
.. 200,937 9,010,015
RapidSOS , Inc., Series C-1
(d)(f)
..... 5,162,136 5,317,000
RSA Security LLC, Class A
(d)(f)
..... 267,150 3
RSA Security LLC, Class B
(d)(f)
..... 801,451 8
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$11,739,901)
(d)(f)(j)
............ 220,503 6,758,417
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$6,878,356)
(d)(f)(j)
............ 72,390 2,669,743
SCI PH Parent, Inc., (Acquired
02/10/23, cost $3,949,000),
12.50%
(d)(j)
................ 3,949 5,471,379
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $3,799,839)
(d)(f)(j)
.. 252,991 2,216,201
True Anomaly, Inc., Series D, Class E
(d)
(f)
....................... 445,531 11,664,002
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$9,742,600)
(d)(f)(j)
............ 1,633,349 6,500,729
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,326,170)
(d)(f)(j)
............ 200,098 820,402
Verge Genomics
(d)(f)
............ 1,907,212 286,082
Veritas Newco
(f)
............... 36,275 698,294
Veritas Newco, Series G-1
(b)(f)
...... 25,062 482,443
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$5,641,940), 12.00%
(d)(j)
....... 1,933,359 10,401,471
Wells Fargo & Co., Series L, 7.50%
(o)(r)
5,825 6,936,468
452,843,414
Total Preferred Stocks — 3.4%
(Cost: $423,123,481) ............................. 582,703,392
Total Preferred Securities — 4.2%
(Cost: $553,177,599) ............................. 718,704,396
Rights
United States — 0.0%
Walgreens Boots Alliance, Inc., CVR
(d)
(f)
....................... 242,727 128,645
Total Rights — 0.0%
(Cost: $128,645) ................................ 128,645
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.05%, 01/25/42
(a)(b)
USD 2,121 2,153,495

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K105, Class X1,
1.63% ,  01/25/30 ........ USD 11,506 $ 551,779
Series K109, Class X1,
1.68% ,  04/25/30 ........ 14,647 762,672
Series K110, Class X1,
1.75% ,  04/25/30 ........ 8,005 422,548
Series K116, Class X1,
1.51% ,  07/25/30 ........ 7,529 361,942
Series K120, Class X1,
1.12% ,  10/25/30 ........ 48,749 1,811,391
Series KL06, Class XFX,
1.46% ,  12/25/29 ........ 8,203 337,847
Series KW09, Class X1,
0.90% ,  05/25/29 ........ 48,583 889,611
5,137,790
Mortgage-Backed Securities — 0.7%
Uniform Mortgage-Backed Securities,
3.50%, 05/25/56
(t)
........... 126,286 114,937,479
Total U.S. Government Sponsored Agency Securities
—
0.7%
(Cost: $123,632,324) ............................. 122,228,764
U.S. Treasury Obligations
U.S. Treasury Notes
3.75%, 04/30/27
(u)
........... 20,000 19,992,813
3.88%, 05/31/27
(u)
........... 5,000 5,003,711
3.63%, 08/31/27 - 09/30/30
(u)
.... 25,000 24,743,359
4.00%, 03/31/30
(u)(v)
.......... 10,000 10,009,375
Total U.S. Treasury Obligations — 0.4%
(Cost: $59,972,460) .............................. 59,749,258
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 95,675 77
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired
09/20/22, cost $0) (Issued/
Exercisable 09/20/22, 1 Share for 1
Warrant, Expires 09/20/32)
(d)(f)(j)
.. 109,339 1,093
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)(f)(j)
768,436 41,826
Security
Shares
Shares Value
United States — 0.1%
(f)
Cirkul , Inc. (Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
0.01)
(d)
................... 17,931 $ —
Cirkul , Inc. (Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
35.41)
(d)
.................. 18,391 —
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 162,368 8,118
Davidson Homes, Inc., Class A (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 232,643 251,254
EVgo , Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 146,070 1,826
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(d)(j)
...... 1,717 4,981,996
FLYR, Inc., Series D-X (Issued/
Exercisable 08/18/25, 1 Share for
1 Warrant, Expires 12/31/49, Strike
Price USD 0.01)
(d)
........... 35,428 —
GTT Communications, Inc. (Issued/
Exercisable 11/14/25, 1 Share for
1 Warrant, Expires 12/30/27, Strike
Price USD 0.01)
(d)(l)
.......... 53,722 1,704,599
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 171,990 4,299,750
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 27,300 682,500
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 68,250 1,706,250
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 123,393 864
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant,
Strike Price USD 0.34)
(d)
....... 6,344,820 64
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 111,795 22
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 226,443 1,744
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 92,406 3,705

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 254,485 $ 10,205
RapidSOS , Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 2,862,231 2,919,476
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(d)
........... 612,553 6
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(d)
........... 61,404 1
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/32, Strike Price USD 0.01)
(d)(j)
238,291 936,484
Volato Group, Inc., (Acquired 12/03/23,
cost $181,758) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 181,758 1,454
17,510,318
Total Warrants — 0.1%
(Cost: $2,146,474) .............................. 17,553,314
Total Long-Term Investments — 96.6%
(Cost: $12,568,400,932) ........................... 16,641,017,388
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.2%
Brazil — 0.2%
Letras do Tesouro Nacional Treasury
Bills
(w)
15.70%, 07/01/26 ........... BRL 24 4,673,191
13.77%, 10/01/26 ........... 95 18,230,348
22,903,539
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(w)
22.69%, 06/23/26 ........... EGP 144,800 2,619,795
22.27%, 10/20/26 ........... 103,475 1,737,654
4,357,449
Total Foreign Government Obligations — 0.2%
(Cost: $26,112,996) .............................. 27,260,988
Security
Shares
Shares Value
Money Market Funds — 2.5%
(i)(x)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 3.83%
(y)
..... 183,513,784 $ 183,568,838
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.54% ...... 241,915,236 241,915,236
Total Money Market Funds — 2.5%
(Cost: $425,473,255) ............................. 425,484,074
Total Short-Term Securities — 2.7%
(Cost: $451,586,251) ............................. 452,745,062
Total Options Purchased — 0.4%
(Cost: $91,757,080 ) .............................. 80,640,515
Total Investments Before Options Written — 99.7%
(Cost: $13,111,744,263) ........................... 17,174,402,965
Total Options Written — (0.4)%
(Premiums Received — $(78,807,961)) ................ (73,383,434)
Total Investments Net of Options Written — 99.3%
(Cost: $13,032,936,302) ........................... 17,101,019,531
Other Assets Less Liabilities — 0.7% ................... 127,479,100
Net Assets — 100.0% .............................. $ 17,228,498,631

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Affiliate of the Fund.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $740,117,080, representing 4.30% of its net assets as of period end, and an original cost of $464,622,167.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Convertible security.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Perpetual security with no stated maturity date.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Represents or includes a TBA transaction.
(u)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(w)
Rates are discount rates or a range of discount rates as of period end.
(x)
Annualized 7-day yield as of period end.
(y)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Par/Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 64,383,441 $ 119,177,927
(a)
$ — $ 276 $ 7,194 $ 183,568,838 183,513,784 $ 775,666
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 146,947,412 94,967,824
(a)
— — — 241,915,236 241,915,236 14,259,270 —
iShares 0-5 Year TIPS Bond
ETF
(c)
.............. 19,749,974 — (19,490,457) 666,919 (926,436) — — 99,917 —
iShares AAA CLO Active ETF . 15,498,000 — — — 94,500 15,592,500 300,000 793,445 —
iShares Bitcoin Trust ETF ... 38,705,495 35,741,508 (32,748,858) (6,126,450) (6,763,808) 28,807,887 665,002 — —
iShares Broad USD High Yield
Corporate Bond ETF .... 18,484,135 — — — 318,169 18,802,304 505,031 1,288,807 —
iShares China Large-Cap ETF 15,990,961 74,014,617 (54,541,410) 1,238,246 765,515 37,467,929 1,018,427 669,856 —
iShares Core S&P Small-Cap
ETF ................ 7,688,182 — — — 2,838,630 10,526,812 76,782 122,704 —
iShares Ethereum Trust ETF . — 9,764,032 — — (4,525,596) 5,238,436 306,700 — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... — 48,450,599 (49,000,362) 549,763 — — — 169,201 —
iShares MSCI Brazil ETF ... 7,087,508 — — — 3,318,338 10,405,846 262,112 432,002 —
iShares Russell 2000 ETF ... — 158,233,105 (121,453,450) (158,671) 4,546,373 41,167,357 148,100 — —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 8 — — — — 8 82,684,528 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 10,855,729 — — — (923,891) 9,931,838 92,389,186 — —
Quintis HoldCo Pty. Ltd. .... 280 — — — 35 315 43,735,802 — —
$ (3,829,917) $ (1,250,977) $ 603,425,306 $ 18,610,868 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 824 05/26/26 $ 40,012 $ 282,008
Euro-Bobl ............................................................... 3,740 06/08/26 506,762 (3,816,712)
Euro-BTP ............................................................... 1,643 06/08/26 221,714 (1,291,692)
Euro-Bund .............................................................. 560 06/08/26 82,392 (79,517)
Euro-OAT ............................................................... 660 06/08/26 92,388 (1,859,662)
Euro-Schatz ............................................................. 3,247 06/08/26 402,996 (1,130,474)
KOSPI 200 Index .......................................................... 841 06/11/26 141,542 24,800,322
OSE Nikkei 225 Index ....................................................... 918 06/11/26 350,542 32,741,211
Australia 10-Year Bond ...................................................... 831 06/15/26 64,053 (1,036,478)
Australia 3-Year Bond ....................................................... 2,543 06/15/26 189,257 (1,491,588)
Japan 10-Year Bond ........................................................ 137 06/15/26 113,114 (2,249,966)
Russell 2000 E-Mini Index .................................................... 1,060 06/18/26 148,813 15,200,860
U.S. Treasury Long Bond ..................................................... 904 06/18/26 101,870 (3,905,103)
U.S. Treasury Ultra Bond ..................................................... 4,146 06/18/26 476,142 (17,889,564)
EURO STOXX Bank Index .................................................... 2,099 06/19/26 31,687 2,082,445
Long Gilt ................................................................ 586 06/26/26 69,047 (3,230,023)
U.S. Treasury 2-Year Note .................................................... 11,466 06/30/26 2,374,895 (5,423,185)
CBOE Volatility Index ....................................................... 2 10/21/26 45 (2,649)
CBOE Volatility Index ....................................................... 21 11/18/26 476 (11,090)
3-mo. SOFR ............................................................. 936 03/14/28 225,588 (678,182)
3-mo. SOFR ............................................................. 936 03/20/29 225,553 (198,258)
30,812,703
Short Contracts
CBOE Volatility Index ....................................................... 6 05/19/26 117 14,818
CME Bitcoin
(a)
............................................................ 3 05/29/26 1,151 (19,159)
Euro-Buxl ............................................................... 77 06/08/26 9,849 231,317
SGX Nikkei 225 Index ....................................................... 50 06/11/26 9,539 (964,238)
CBOE Volatility Index ....................................................... 16 06/17/26 330 8,096
Nasdaq-100 E-Mini Index ..................................................... 2,020 06/18/26 1,114,878 (108,448,299)
S&P 500 E-Mini Index ....................................................... 1,770 06/18/26 641,072 (35,954,289)
U.S. Treasury 10-Year Note ................................................... 10,123 06/18/26 1,119,066 18,290,491
U.S. Treasury 10-Year Ultra Note ............................................... 14,193 06/18/26 1,600,926 40,260,452
EURO STOXX 50 Index ..................................................... 404 06/19/26 27,691 (1,531,879)
FTSE 100 Index ........................................................... 73 06/19/26 10,324 32,874
U.S. Treasury 5-Year Note .................................................... 22,600 06/30/26 2,436,739 12,518,230
CBOE Volatility Index ....................................................... 1 09/16/26 22 1,769
(75,559,817)
$ (44,747,114)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 125,710,476 USD 23,790,869 BNP Paribas SA 05/05/26 $ 1,589,120
BRL 191,197,835 USD 38,270,183 Citibank NA 05/05/26 331,206
BRL 5,956,951 USD 1,167,000 Goldman Sachs International 05/05/26 35,663
INR 1,641,198,256 USD 17,220,936 Citibank NA 05/27/26 18,120
USD 3,664,000 INR 346,099,608 Citibank NA 05/27/26 28,589
BRL 111,580,186 USD 22,177,869 Citibank NA 06/02/26 181,687
AUD 23,313,290 JPY 2,594,711,250 Morgan Stanley & Co. International plc 06/17/26 132,889
AUD 356,399,306 USD 253,945,447 Morgan Stanley & Co. International plc 06/17/26 2,427,756
BRL 339,338,588 EUR 55,185,082 Barclays Bank plc 06/17/26 2,854,871

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 327,593,977 USD 64,803,000 Barclays Bank plc 06/17/26 $ 610,076
CNY 2,073,876,556 USD 303,540,031 HSBC Bank plc 06/17/26 1,021,332
DKK 451,742,987 USD 70,606,906 HSBC Bank plc 06/17/26 523,118
DKK 129,705,040 USD 20,290,883 Morgan Stanley & Co. International plc 06/17/26 132,063
EUR 79,293,414 CHF 71,308,409 UBS AG 06/17/26 1,545,406
EUR 7,716,566 USD 8,942,589 Banco Santander SA 06/17/26 132,887
EUR 33,959,200 USD 39,266,004 Bank of America NA 06/17/26 673,511
EUR 35,424,286 USD 41,528,847 Barclays Bank plc 06/17/26 133,760
EUR 28,489,837 USD 32,923,858 HSBC Bank plc 06/17/26 583,123
EUR 446,863,206 USD 521,808,958 JPMorgan Chase Bank NA 06/17/26 3,748,170
EUR 57,564,444 USD 66,609,246 Morgan Stanley & Co. International plc 06/17/26 1,092,465
EUR 15,574,875 USD 18,250,855 Standard Chartered Bank 06/17/26 66,801
EUR 21,565,163 USD 25,130,087 State Street Bank and Trust Co. 06/17/26 232,765
EUR 75,480,091 USD 87,811,328 Wells Fargo Bank NA 06/17/26 961,027
GBP 29,324,533 EUR 33,719,925 Banco Santander SA 06/17/26 241,816
GBP 42,843,269 USD 57,528,571 Banco Santander SA 06/17/26 765,383
GBP 180,834,973 USD 242,876,071 JPMorgan Chase Bank NA 06/17/26 3,173,913
GBP 7,160,859 USD 9,610,847 Societe Generale SA 06/17/26 132,452
HUF 6,627,631,263 USD 19,691,509 JPMorgan Chase Bank NA 06/17/26 1,610,652
JPY 5,215,500,000 AUD 46,360,206 Natwest Markets plc 06/17/26 93,045
JPY 2,566,000,000 EUR 13,975,007 BNP Paribas SA 06/17/26 17,209
JPY 151,250,501,114 USD 963,050,202 Barclays Bank plc 06/17/26 6,771,793
JPY 1,881,552,280 USD 11,895,542 HSBC Bank plc 06/17/26 169,018
JPY 5,094,971,576 USD 32,279,548 Morgan Stanley & Co. International plc 06/17/26 389,537
JPY 1,170,963,000 USD 7,383,721 Societe Generale SA 06/17/26 124,523
JPY 1,794,903,384 USD 11,323,730 State Street Bank and Trust Co. 06/17/26 185,235
JPY 1,886,354,917 USD 11,923,523 UBS AG 06/17/26 171,832
JPY 2,318,781,962 USD 14,689,064 Wells Fargo Bank NA 06/17/26 179,024
KRW 24,695,000,000 USD 16,734,431 Deutsche Bank AG 06/17/26 48,143
MXN 1,138,318,816 EUR 54,983,013 BNP Paribas SA 06/17/26 250,960
NOK 906,594,664 CHF 72,480,575 JPMorgan Chase Bank NA 06/17/26 4,584,453
PLN 113,668,465 USD 30,942,252 Goldman Sachs International 06/17/26 413,659
TRY 712,050,358 USD 14,810,932 Barclays Bank plc 06/17/26 295,650
TWD 2,444,810,699 USD 76,953,437 UBS AG 06/17/26 302,356
USD 32,084,110 CAD 43,379,578 Natwest Markets plc 06/17/26 87,723
USD 29,143,583 CHF 22,444,668 UBS AG 06/17/26 276,845
USD 21,446,010 EUR 18,097,725 Barclays Bank plc 06/17/26 161,222
USD 41,478,804 EUR 35,114,991 Natwest Markets plc 06/17/26 179,960
USD 161,980,380 HKD 1,261,972,941 Goldman Sachs International 06/17/26 588,825
USD 14,033,609 HKD 109,588,362 JPMorgan Chase Bank NA 06/17/26 18,541
USD 35,010,711 IDR 591,498,953,891 Goldman Sachs International 06/17/26 893,051
USD 3,094,886 INR 287,641,801 JPMorgan Chase Bank NA 06/17/26 80,639
USD 11,670,700 JPY 1,813,852,271 Societe Generale SA 06/17/26 40,234
USD 14,398,739 KRW 21,147,716,520 BNP Paribas SA 06/17/26 26,878
USD 4,303,041 ZAR 70,511,409 BNP Paribas SA 06/17/26 84,512
CZK 44,062,803 USD 2,111,973 Citibank NA 06/22/26 10,137
TRY 251,536,255 USD 5,297,619 Barclays Bank plc 06/22/26 12,419
USD 3,946,297 CNY 26,804,975 HSBC Bank plc 06/22/26 8,478
USD 6,741,686 COP 24,288,610,930 JPMorgan Chase Bank NA 06/22/26 141,110
USD 20,848,389 COP 75,300,211,262 Morgan Stanley & Co. International plc 06/22/26 385,105
USD 8,035,381 CZK 166,017,956 HSBC Bank plc 06/22/26 39,784
USD 5,363,798 HUF 1,660,573,517 Natwest Markets plc 06/22/26 28,108
USD 15,392,721 IDR 264,088,293,317 BNP Paribas SA 06/22/26 164,333
USD 40,648,712 MXN 707,501,993 Barclays Bank plc 06/22/26 318,305
USD 1,290,341 MXN 22,441,452 Natwest Markets plc 06/22/26 11,090
USD 3,091,826 PEN 10,659,004 Citibank NA 06/22/26 62,906
USD 22,654,283 PHP 1,359,755,345 Barclays Bank plc 06/22/26 552,994
USD 29,331,538 PLN 105,616,474 Barclays Bank plc 06/22/26 197,104
USD 1,378,885 UYU 54,747,248 HSBC Bank plc 06/22/26 20,561
USD 43,766,730 ZAR 724,584,473 Bank of America NA 06/22/26 433,621
USD 6,658,783 ZAR 110,389,475 State Street Bank and Trust Co. 06/22/26 57,042
HUF 1,566,594,072 USD 5,028,000 Barclays Bank plc 06/24/26 5,102
HUF 4,381,053,001 USD 14,041,414 Natwest Markets plc 06/24/26 33,889

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 581,173,452 USD 3,669,000 State Street Bank and Trust Co. 06/24/26 $ 59,597
PEN 19,618,652 USD 5,550,000 Citibank NA 06/24/26 24,245
USD 4,584,000 CNY 31,171,209 UBS AG 06/24/26 4,129
USD 2,382,000 COP 8,598,048,144 BNP Paribas SA 06/24/26 46,418
USD 2,603,483 EUR 2,212,621 Banco Santander SA 06/24/26 391
USD 2,977,000 INR 282,219,600 JPMorgan Chase Bank NA 06/24/26 21,504
USD 1,681,000 PEN 5,788,524 Deutsche Bank AG 06/24/26 36,308
USD 528,000 PHP 31,700,064 Goldman Sachs International 06/24/26 12,799
USD 1,233,364 HUF 379,513,630 Bank of America NA 06/26/26 14,224
USD 12,113,527 EUR 10,230,531 BNP Paribas SA 07/16/26 66,348
USD 485,194 EUR 410,063 Credit Agricole Corporate & Investment Bank SA 07/16/26 2,316
COP 30,045,743,080 USD 8,084,963 Citibank NA 07/17/26 34,899
NGN 1,661,084,356 USD 1,112,023 Citibank NA 07/28/26 59,279
MXN 311,384,000 USD 16,536,070 Morgan Stanley & Co. International plc 08/18/26 1,128,131
USD 2,409,776 CLP 2,134,339,772 Citibank NA 10/09/26 38,358
USD 3,523,954 CLP 3,132,146,757 Morgan Stanley & Co. International plc 10/09/26 43,893
45,490,415
PEN 10,616,882 USD 3,175,000 Citibank NA 05/04/26 (148,350)
USD 3,175,000 PEN 11,191,875 Citibank NA 05/04/26 (15,568)
USD 36,184,436 BRL 191,197,835 BNP Paribas SA 05/05/26 (2,416,953)
USD 24,957,869 BRL 125,435,388 Citibank NA 05/05/26 (366,582)
USD 818,201 EGP 44,878,320 Citibank NA 05/21/26 (10,901)
USD 38,002,810 BRL 191,197,835 Citibank NA 06/02/26 (311,329)
USD 6,486,717 BRL 32,497,480 JPMorgan Chase Bank NA 06/02/26 (25,454)
USD 1,985,274 BRL 11,060,558 State Street Bank and Trust Co. 06/02/26 (231,152)
HUF 555,864,210 EUR 1,523,500 Barclays Bank plc 06/09/26 (3,645)
AUD 22,985,342 JPY 2,620,788,750 BNP Paribas SA 06/17/26 (270,227)
AUD 23,029,419 JPY 2,620,788,750 Morgan Stanley & Co. International plc 06/17/26 (238,521)
CAD 474,297,601 USD 350,775,512 Barclays Bank plc 06/17/26 (937,866)
CHF 305,044,067 USD 396,114,827 Barclays Bank plc 06/17/26 (3,788,813)
EUR 13,729,061 JPY 2,566,000,000 JPMorgan Chase Bank NA 06/17/26 (306,467)
EUR 21,788,113 USD 25,723,493 State Street Bank and Trust Co. 06/17/26 (98,429)
HKD 333,147,980 USD 42,761,168 Goldman Sachs International 06/17/26 (155,444)
JPY 2,620,788,750 AUD 23,909,806 Morgan Stanley & Co. International plc 06/17/26 (394,779)
JPY 17,710,619,200 EUR 96,837,813 JPMorgan Chase Bank NA 06/17/26 (330,303)
NZD 15,081,861 USD 8,986,768 Natwest Markets plc 06/17/26 (63,625)
SEK 600,898,821 USD 65,799,182 JPMorgan Chase Bank NA 06/17/26 (560,623)
SGD 44,742,757 USD 35,364,169 BNP Paribas SA 06/17/26 (98,311)
USD 34,542,000 BRL 183,245,310 Citibank NA 06/17/26 (2,047,926)
USD 6,497,446 BRL 34,219,905 HSBC Bank plc 06/17/26 (335,492)
USD 35,965,000 BRL 191,207,923 UBS AG 06/17/26 (2,214,879)
USD 85,326,856 EUR 73,452,898 Bank of America NA 06/17/26 (1,061,313)
USD 173,808,486 EUR 149,322,675 BNP Paribas SA 06/17/26 (1,810,351)
USD 49,591,993 EUR 42,985,250 Citibank NA 06/17/26 (963,085)
USD 368,315,298 EUR 315,437,004 JPMorgan Chase Bank NA 06/17/26 (2,671,088)
USD 34,845,232 EUR 30,141,765 Natwest Markets plc 06/17/26 (604,586)
USD 14,629,290 EUR 12,580,576 Wells Fargo Bank NA 06/17/26 (166,762)
USD 9,930,349 GBP 7,316,484 Banco Santander SA 06/17/26 (24,699)
USD 10,566,500 GBP 7,942,267 Deutsche Bank AG 06/17/26 (240,008)
USD 297,743,062 GBP 221,691,667 JPMorgan Chase Bank NA 06/17/26 (3,897,877)
USD 10,579,639 GBP 7,918,441 Natwest Markets plc 06/17/26 (194,451)
USD 6,978,650 GBP 5,199,402 Standard Chartered Bank 06/17/26 (95,827)
USD 32,745,499 GBP 24,600,781 UBS AG 06/17/26 (727,129)
USD 67,140,000 JPY 10,489,416,480 Citibank NA 06/17/26 (118,401)
USD 18,888,773 JPY 2,955,815,731 Deutsche Bank AG 06/17/26 (63,991)
USD 13,011,191 JPY 2,049,467,864 Societe Generale SA 06/17/26 (130,048)
USD 9,312,372 JPY 1,456,038,394 State Street Bank and Trust Co. 06/17/26 (23,783)
USD 16,674,544 KRW 24,695,000,000 HSBC Bank plc 06/17/26 (108,030)
USD 11,398,919 MXN 205,334,427 Citibank NA 06/17/26 (311,001)
USD 13,078,777 MXN 231,725,129 HSBC Bank plc 06/17/26 (136,165)
USD 77,875,494 NOK 750,389,956 UBS AG 06/17/26 (3,076,896)
USD 13,663,739 TWD 438,401,057 Nomura International plc 06/17/26 (189,694)

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 11,398,919 ZAR 195,146,074 Morgan Stanley & Co. International plc 06/17/26 $ (276,204)
ZAR 714,674,880 EUR 37,286,153 Goldman Sachs International 06/17/26 (1,095,066)
USD 1,285,291 AUD 1,800,000 JPMorgan Chase Bank NA 06/18/26 (9,498)
USD 6,357,306 AUD 8,900,000 Natwest Markets plc 06/18/26 (44,709)
INR 5,973,917 USD 63,505 HSBC Bank plc 06/22/26 (933)
PHP 30,807,710 USD 506,795 Citibank NA 06/22/26 (6,050)
USD 8,394,290 HUF 2,621,788,598 Barclays Bank plc 06/22/26 (29,939)
USD 1,908,774 IDR 33,134,409,198 Barclays Bank plc 06/22/26 (1,889)
CHF 2,356,020 USD 3,033,000 Wells Fargo Bank NA 06/24/26 (504)
CLP 10,566,120,000 USD 12,000,000 HSBC Bank plc 06/24/26 (256,783)
CNY 143,035,562 USD 21,038,385 Societe Generale SA 06/24/26 (22,695)
CZK 146,938,026 USD 7,085,964 Morgan Stanley & Co. International plc 06/24/26 (9,090)
EUR 1,652,000 HUF 606,852,618 Banco Santander SA 06/24/26 (6,140)
IDR 309,731,703,361 USD 18,050,159 Citibank NA 06/24/26 (191,648)
INR 158,954,378 USD 1,696,000 Barclays Bank plc 06/24/26 (31,377)
KRW 2,736,451,620 USD 1,861,000 Barclays Bank plc 06/24/26 (954)
MXN 253,042,157 USD 14,528,930 State Street Bank and Trust Co. 06/24/26 (107,016)
MYR 115,060,440 USD 29,209,088 Credit Agricole Corporate & Investment Bank SA 06/24/26 (179,441)
PLN 60,088,429 USD 16,605,458 Bank of America NA 06/24/26 (30,060)
RON 14,936,558 USD 3,428,018 Deutsche Bank AG 06/24/26 (66,178)
THB 731,550,926 USD 22,745,462 HSBC Bank plc 06/24/26 (208,422)
USD 1,346,719 AUD 1,884,250 Morgan Stanley & Co. International plc 06/24/26 (8,503)
USD 3,180,000 CAD 4,334,467 Goldman Sachs International 06/24/26 (18,029)
USD 1,501,000 CHF 1,180,239 Barclays Bank plc 06/24/26 (18,117)
USD 4,228,985 GBP 3,132,500 Banco Santander SA 06/24/26 (33,082)
USD 1,570,705 INR 150,018,035 Barclays Bank plc 06/24/26 (333)
USD 1,414,295 INR 135,362,174 Morgan Stanley & Co. International plc 06/24/26 (3,262)
ZAR 234,164,376 USD 14,158,693 Bank of America NA 06/24/26 (156,911)
INR 160,046,250 USD 1,675,000 Citibank NA 07/06/26 (1,048)
USD 3,275,216 COP 12,461,629,508 JPMorgan Chase Bank NA 07/07/26 (100,329)
INR 77,762,042 USD 825,149 Barclays Bank plc 07/13/26 (12,614)
INR 142,190,349 USD 1,507,851 Goldman Sachs International 07/13/26 (22,104)
EUR 95,911 USD 113,520 Wells Fargo Bank NA 07/16/26 (577)
USD 650,814 EUR 555,383 Deutsche Bank AG 07/16/26 (3,189)
ARS 1,267,546,500 USD 883,000 Citibank NA 07/22/26 (19,066)
USD 17,471,398 MXN 311,384,000 HSBC Bank plc 08/18/26 (192,802)
(35,151,386)
$ 10,339,029
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ One-Touch Standard Chartered Bank 05/11/26 INR 89.00 INR 89.00 USD 636 $ 12
EUR Currency ................ One-Touch BNP Paribas SA 05/14/26 USD 1.16 USD 1.16 EUR 251 25,804
EUR Currency ................ One-Touch Citibank NA 05/14/26 MXN 19.80 MXN 19.80 EUR 268 310
EUR Currency ................ One-Touch Deutsche Bank AG 06/04/26 USD 1.13 USD 1.13 EUR 748 19,904
EUR Currency ................ One-Touch BNP Paribas SA 06/12/26 USD 1.15 USD 1.15 EUR 251 26,637
USD Currency ................ One-Touch Standard Chartered Bank 07/09/26 CNH 6.65 CNH 6.65 USD 292 13,112
AUD Currency ................ One-Touch Deutsche Bank AG 07/16/26 USD 0.68 USD 0.68 AUD 414 26,656
$ 112,435
$ –

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
State Street SPDR S&P 500 ETF Trust ............. 2,826 05/01/26 USD 708.00 USD 203,093 $ 3,218,159
Invesco QQQ Trust, Series 1 .................... 3,201 05/08/26 USD 655.00 USD 213,744 5,366,534
State Street SPDR S&P 500 ETF Trust ............. 3,725 05/08/26 USD 718.00 USD 267,701 2,445,270
State Street SPDR S&P 500 ETF Trust ............. 3,799 05/08/26 USD 714.00 USD 273,019 3,528,205
State Street SPDR S&P 500 ETF Trust ............. 4,138 05/08/26 USD 705.00 USD 297,382 6,849,803
Abbott Laboratories .......................... 301 05/15/26 USD 120.00 USD 2,733 3,763
AbbVie, Inc. ............................... 146 05/15/26 USD 250.00 USD 3,085 1,533
Alphabet, Inc. .............................. 640 05/15/26 USD 340.00 USD 24,444 2,779,200
Amazon.com, Inc. ........................... 356 05/15/26 USD 235.00 USD 9,436 1,103,600
Amazon.com, Inc. ........................... 5,000 05/15/26 USD 245.00 USD 132,530 10,737,500
Apple, Inc. ................................ 646 05/15/26 USD 275.00 USD 17,529 373,065
Bank of America Corp. ........................ 683 05/15/26 USD 50.00 USD 3,651 259,540
Boeing Co. (The) ............................ 155 05/15/26 USD 235.00 USD 3,550 57,350
Broadcom, Inc. ............................. 195 05/15/26 USD 380.00 USD 8,140 811,200
Cameco Corp. .............................. 287 05/15/26 USD 125.00 USD 3,531 167,895
Caterpillar, Inc. ............................. 47 05/15/26 USD 780.00 USD 4,184 530,513
Cisco Systems, Inc. .......................... 424 05/15/26 USD 85.00 USD 3,880 323,300
CSX Corp. ................................ 821 05/15/26 USD 45.00 USD 3,730 98,520
Edwards Lifesciences Corp. .................... 390 05/15/26 USD 95.00 USD 3,257 8,775
Eli Lilly & Co. .............................. 71 05/15/26 USD 1,100.00 USD 6,636 6,035
Eli Lilly & Co. .............................. 249 05/15/26 USD 1,000.00 USD 23,272 192,353
GE Vernova, Inc. ............................ 40 05/15/26 USD 930.00 USD 4,334 644,000
General Electric Co. .......................... 102 05/15/26 USD 350.00 USD 2,957 2,550
Home Depot, Inc. (The) ....................... 95 05/15/26 USD 385.00 USD 3,124 1,852
Honeywell International, Inc. .................... 138 05/15/26 USD 260.00 USD 2,958 3,795
Intel Corp. ................................ 690 05/15/26 USD 52.50 USD 6,519 2,908,350
Intuitive Surgical, Inc. ......................... 66 05/15/26 USD 540.00 USD 3,020 3,795
Invesco QQQ Trust, Series 1 .................... 677 05/15/26 USD 660.00 USD 45,206 1,090,067
iShares Expanded Tech-Software Sector ETF ........ 4,986 05/15/26 USD 85.00 USD 41,838 913,719
JPMorgan Chase & Co. ....................... 114 05/15/26 USD 315.00 USD 3,571 61,275
Lam Research Corp. ......................... 152 05/15/26 USD 240.00 USD 3,919 369,360
Mastercard, Inc. ............................ 66 05/15/26 USD 555.00 USD 3,319 3,465
McKesson Corp. ............................ 35 05/15/26 USD 1,020.00 USD 2,853 11,287
Merck & Co., Inc. ............................ 285 05/15/26 USD 130.00 USD 3,112 855
Meta Platforms, Inc. .......................... 65 05/15/26 USD 720.00 USD 3,977 4,973
Micron Technology, Inc. ....................... 85 05/15/26 USD 460.00 USD 4,396 575,663
Microsoft Corp. ............................. 361 05/15/26 USD 445.00 USD 14,721 41,696
MongoDB, Inc. ............................. 122 05/15/26 USD 300.00 USD 3,060 21,594
Netflix, Inc. ................................ 349 05/15/26 USD 105.00 USD 3,267 5,235
NVIDIA Corp. .............................. 1,217 05/15/26 USD 200.00 USD 24,288 751,497
Oracle Corp. ............................... 203 05/15/26 USD 180.00 USD 3,276 31,668
Palantir Technologies, Inc. ...................... 218 05/15/26 USD 165.00 USD 3,033 30,084
Philip Morris International, Inc. ................... 198 05/15/26 USD 185.00 USD 3,268 4,950
SPDR Gold Shares
(a)
......................... 14,000 05/15/26 USD 495.00 USD 593,124 198,189
Tesla, Inc. ................................. 100 05/15/26 USD 450.00 USD 3,816 8,700
Thermo Fisher Scientific, Inc. .................... 66 05/15/26 USD 540.00 USD 3,161 2,970
Trane Technologies plc ........................ 76 05/15/26 USD 470.00 USD 3,743 210,140
UniCredit SpA .............................. 197 05/15/26 EUR 68.00 EUR 6,464 142,194
United Airlines Holdings, Inc. .................... 2,000 05/15/26 USD 115.00 USD 18,000 24,000
Vertiv Holdings Co. .......................... 123 05/15/26 USD 300.00 USD 4,040 434,190
Vertiv Holdings Co. .......................... 2,001 05/15/26 USD 310.00 USD 65,731 5,452,725
Vistra Corp. ............................... 208 05/15/26 USD 175.00 USD 3,283 56,472
Walmart, Inc. .............................. 531 05/15/26 USD 135.00 USD 7,005 74,340
Walt Disney Co. (The) ........................ 328 05/15/26 USD 110.00 USD 3,403 51,168
Wells Fargo & Co. ........................... 430 05/15/26 USD 85.00 USD 3,536 26,875
Nikkei 225 Index ............................ 50 06/12/26 JPY 61,000.00 JPY 2,964,246 354,508
Cheniere Energy, Inc. ......................... 361 06/18/26 USD 320.00 USD 9,926 106,495
Fifth Third Bancorp .......................... 2,451 06/18/26 USD 50.00 USD 12,441 655,642
GE Vernova, Inc. ............................ 119 06/18/26 USD 1,100.00 USD 12,893 856,205
GE Vernova, Inc. ............................ 406 06/18/26 USD 1,050.00 USD 43,988 3,978,800
iShares MSCI Emerging Markets ETF .............. 2,856 06/18/26 USD 65.00 USD 18,276 514,700
State Street SPDR S&P Regional Banking ETF ....... 1,792 06/18/26 USD 69.00 USD 12,517 622,740
Vertiv Holdings Co. .......................... 2,001 06/18/26 USD 320.00 USD 65,731 7,048,522

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Williams Cos., Inc. (The) ....................... 858 06/18/26 USD 75.00 USD 6,547 $ 313,170
EURO STOXX Bank Index ..................... 1,128 06/19/26 EUR 270.00 EUR 14,661 357,447
Intesa Sanpaolo SpA ......................... 1,850 06/19/26 EUR 6.00 EUR 10,693 185,642
UniCredit SpA .............................. 369 06/19/26 EUR 74.00 EUR 12,107 178,103
Freeport-McMoRan, Inc. ....................... 2,503 07/17/26 USD 65.00 USD 14,462 611,983
iShares China Large-Cap ETF ................... 3,461 07/17/26 USD 39.00 USD 12,733 236,664
iShares MSCI Emerging Markets ETF .............. 2,134 07/17/26 USD 65.00 USD 13,655 521,944
Williams Cos., Inc. (The) ....................... 1,133 07/17/26 USD 75.00 USD 8,646 481,525
70,049,896
Put
Micron Technology, Inc. ....................... 500 05/15/26 USD 380.00 USD 25,858 77,000
NVIDIA Corp. .............................. 3,501 06/18/26 USD 170.00 USD 69,869 1,015,290
ASML Holding NV ........................... 249 06/19/26 EUR 1,120.00 EUR 30,438 1,052,790
NVIDIA Corp. .............................. 4,000 07/17/26 USD 180.00 USD 79,828 2,730,000
4,875,080
$ 74,924,976
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Barclays Bank plc — 05/04/26 MXN 18.05 USD 36,637 $ 2,265
USD Currency ........... Barclays Bank plc — 05/04/26 BRL 5.65 USD 36,637 1
USD Currency ........... Deutsche Bank AG — 05/06/26 ZAR 17.50 USD 570 90
USD Currency ........... Standard Chartered Bank — 05/14/26 INR 92.80 USD 3,664 83,312
USD Currency ........... BNP Paribas SA — 05/15/26 ZAR 17.50 USD 13,408 16,957
USD Currency ........... BNP Paribas SA — 05/15/26 NOK 10.00 USD 25,087 1,302
USD Currency ........... Citibank NA — 05/22/26 THB 32.50 USD 1,750 15,438
USD Currency ........... Citibank NA — 05/22/26 THB 32.70 USD 3,591 22,908
USD Currency ........... Morgan Stanley & Co. International plc — 05/22/26 COP 3,850.00 USD 3,786 9,883
USD Currency ........... UBS AG — 05/27/26 COP 3,920.00 USD 4,025 9,710
EUR Currency ........... Barclays Bank plc — 06/08/26 HUF 410.00 EUR 2,119 607
KOSPI 200 Index ......... JPMorgan Chase Bank NA 125 06/11/26 KRW 980.00 USD 20,949 1,576,217
USD Currency ........... BNP Paribas SA — 06/25/26 BRL 5.10 USD 3,573 47,516
USD Currency ........... Citibank NA — 06/29/26 BRL 5.35 USD 1,390 7,189
AUD Currency ........... Goldman Sachs International — 07/06/26 USD 0.69 AUD 4,943 178,058
1,971,453
Put
AUD Currency ........... HSBC Bank plc — 05/01/26 USD 0.67 AUD 37,500 –
AUD Currency ........... JPMorgan Chase Bank NA — 05/04/26 USD 0.71 AUD 4,994 1,031
USD Currency ........... Bank of America NA — 05/04/26 ZAR 15.50 USD 36,648 –
USD Currency ........... HSBC Bank plc — 05/04/26 IDR 16,400.00 USD 13,738 –
EUR Currency ........... Goldman Sachs International — 05/05/26 USD 1.15 EUR 7,053 450
USD Currency ........... UBS AG — 05/06/26 ZAR 16.80 USD 2,278 27,244
EUR Currency ........... Barclays Bank plc — 05/12/26 HUF 373.00 EUR 1,998 56,604
USD Currency ........... Deutsche Bank AG — 06/03/26 CLP 875.00 USD 2,370 11,912
USD Currency ........... Societe Generale SA — 06/05/26 HUF 329.00 USD 3,681 221,236
EUR Currency ........... Bank of America NA — 06/22/26 HUF 365.00 EUR 2,019 27,152
USD Currency ........... HSBC Bank plc — 01/08/27 INR 92.40 USD 6,237 13,875
359,504
$ 2,330,957

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3.00 % USD 703,584 $ 13,649
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.35% Annual
Goldman Sachs
International 07/13/26 3.35 USD 15,980 15,241
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.15% At Termination
Goldman Sachs
International 04/24/28 4.15 GBP 493,917 3,243,257
$ 3,272,147
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Eli Lilly & Co. ............................... 249 05/15/26 USD 1,080.00 USD 23,272 $ (29,257)
Vertiv Holdings Co. ........................... 2,001 05/15/26 USD 350.00 USD 65,731 (1,530,765)
Advanced Micro Devices, Inc. .................... 400 06/18/26 USD 340.00 USD 14,180 (1,679,000)
GE Vernova, Inc. ............................. 406 06/18/26 USD 1,220.00 USD 43,988 (1,250,480)
iShares MSCI Emerging Markets ETF ............... 2,856 06/18/26 USD 70.00 USD 18,276 (122,510)
Lam Research Corp. .......................... 160 06/18/26 USD 340.00 USD 4,126 (49,920)
NVIDIA Corp. ............................... 3,501 06/18/26 USD 210.00 USD 69,869 (2,923,335)
Vertiv Holdings Co. ........................... 2,001 06/18/26 USD 370.00 USD 65,731 (3,076,537)
ASML Holding NV ............................ 375 06/19/26 EUR 1,480.00 EUR 45,840 (613,966)
EURO STOXX Bank Index ...................... 1,691 06/19/26 EUR 300.00 EUR 21,978 (54,578)
Intesa Sanpaolo SpA .......................... 2,774 06/19/26 EUR 6.40 EUR 16,034 (81,393)
UniCredit SpA ............................... 553 06/19/26 EUR 80.00 EUR 18,144 (69,933)
Alphabet, Inc. ............................... 250 07/17/26 USD 390.00 USD 9,549 (495,625)
Amazon.com, Inc. ............................ 340 07/17/26 USD 300.00 USD 9,012 (144,500)
Boeing Co. (The) ............................. 379 07/17/26 USD 280.00 USD 8,680 (51,923)
Broadcom, Inc. .............................. 210 07/17/26 USD 540.00 USD 8,766 (131,250)
Cisco Systems, Inc. ........................... 969 07/17/26 USD 100.00 USD 8,866 (243,219)
Datadog, Inc. ............................... 659 07/17/26 USD 180.00 USD 8,711 (268,542)
Delta Air Lines, Inc. ........................... 1,199 07/17/26 USD 85.00 USD 8,152 (110,308)
Freeport-McMoRan, Inc. ........................ 1,208 07/17/26 USD 85.00 USD 6,980 (35,032)
General Electric Co. ........................... 280 07/17/26 USD 340.00 USD 8,118 (135,800)
Intel Corp. ................................. 649 07/17/26 USD 105.00 USD 6,132 (606,815)
Live Nation Entertainment, Inc. ................... 550 07/17/26 USD 180.00 USD 8,687 (163,625)
Meta Platforms, Inc. ........................... 130 07/17/26 USD 800.00 USD 7,955 (36,855)
Micron Technology, Inc. ........................ 143 07/17/26 USD 680.00 USD 7,395 (375,732)
Microsoft Corp. .............................. 200 07/17/26 USD 490.00 USD 8,156 (57,700)
Netflix, Inc. ................................. 899 07/17/26 USD 110.00 USD 8,416 (129,456)
NVIDIA Corp. ............................... 419 07/17/26 USD 240.00 USD 8,362 (155,030)
Oracle Corp. ................................ 480 07/17/26 USD 240.00 USD 7,747 (88,800)
Palantir Technologies, Inc. ....................... 578 07/17/26 USD 200.00 USD 8,041 (94,503)
Tesla, Inc. .................................. 220 07/17/26 USD 500.00 USD 8,396 (99,000)
Trane Technologies plc ......................... 180 07/17/26 USD 560.00 USD 8,866 (90,900)
Vertiv Holdings Co. ........................... 269 07/17/26 USD 420.00 USD 8,836 (283,795)
Vistra Corp. ................................ 529 07/17/26 USD 210.00 USD 8,350 (167,164)
Walmart, Inc. ............................... 669 07/17/26 USD 150.00 USD 8,826 (104,698)
Walt Disney Co. (The) ......................... 798 07/17/26 USD 120.00 USD 8,279 (83,391)
NVIDIA Corp. ............................... 3,600 09/18/26 USD 240.00 USD 71,845 (3,060,000)
(18,695,337)
Put
AbbVie, Inc. ................................ 390 05/15/26 USD 185.00 USD 8,241 (10,530)
Apollo Global Management, Inc. ................... 640 05/15/26 USD 105.00 USD 8,238 (28,800)
Apple, Inc. ................................. 481 05/15/26 USD 235.00 USD 13,052 (23,569)
Boston Scientific Corp. ......................... 179 05/15/26 USD 70.00 USD 1,031 (221,960)

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Boston Scientific Corp. ......................... 1,071 05/15/26 USD 65.00 USD 6,170 $ (856,800)
CRH plc ................................... 700 05/15/26 USD 105.00 USD 8,289 (26,250)
DR Horton, Inc. .............................. 530 05/15/26 USD 135.00 USD 8,155 (22,525)
Eli Lilly & Co. ............................... 249 05/15/26 USD 840.00 USD 23,272 (80,676)
Home Depot, Inc. (The) ........................ 221 05/15/26 USD 325.00 USD 7,266 (126,522)
Invesco QQQ Trust, Series 1 ..................... 677 05/15/26 USD 610.00 USD 45,206 (56,834)
iShares Expanded Tech-Software Sector ETF ......... 4,986 05/15/26 USD 70.00 USD 41,838 (59,829)
MercadoLibre, Inc. ............................ 40 05/15/26 USD 1,700.00 USD 7,171 (175,600)
MongoDB, Inc. .............................. 260 05/15/26 USD 250.00 USD 6,522 (357,500)
SPDR Gold Shares
(a)
.......................... 8,000 05/15/26 USD 425.00 USD 338,928 (6,538,207)
State Street SPDR S&P 500 ETF Trust .............. 570 05/15/26 USD 635.00 USD 40,964 (13,396)
UniCredit SpA ............................... 197 05/15/26 EUR 56.00 EUR 6,464 (23,121)
United Airlines Holdings, Inc. ..................... 791 05/15/26 USD 87.50 USD 7,119 (214,756)
United Airlines Holdings, Inc. ..................... 2,000 05/15/26 USD 100.00 USD 18,000 (2,135,000)
Walt Disney Co. (The) ......................... 791 05/15/26 USD 95.00 USD 8,207 (73,958)
Wells Fargo & Co. ............................ 910 05/15/26 USD 80.00 USD 7,483 (95,550)
Nikkei 225 Index ............................. 50 06/12/26 JPY 55,000.00 JPY 2,964,246 (274,664)
Abbott Laboratories ........................... 301 06/18/26 USD 95.00 USD 2,733 (165,551)
AbbVie, Inc. ................................ 146 06/18/26 USD 195.00 USD 3,085 (38,982)
Amazon.com, Inc. ............................ 3,502 06/18/26 USD 200.00 USD 92,824 (189,108)
Apollo Global Management, Inc. ................... 2,000 06/18/26 USD 105.00 USD 25,744 (285,000)
Apple, Inc. ................................. 646 06/18/26 USD 220.00 USD 17,529 (53,618)
Bank of America Corp. ......................... 1,531 06/18/26 USD 45.00 USD 8,185 (32,151)
Cameco Corp. ............................... 287 06/18/26 USD 95.00 USD 3,531 (49,220)
Cameco Corp. ............................... 1,000 06/18/26 USD 90.00 USD 12,304 (109,500)
Capital One Financial Corp. ...................... 380 06/18/26 USD 190.00 USD 7,269 (324,900)
Cheniere Energy, Inc. .......................... 361 06/18/26 USD 260.00 USD 9,926 (270,750)
CSX Corp. ................................. 821 06/18/26 USD 35.00 USD 3,730 (16,420)
Edwards Lifesciences Corp. ..................... 390 06/18/26 USD 70.00 USD 3,257 (19,500)
Eli Lilly & Co. ............................... 71 06/18/26 USD 850.00 USD 6,636 (117,327)
Eli Lilly & Co. ............................... 81 06/18/26 USD 900.00 USD 7,570 (256,162)
Estee Lauder Cos., Inc. (The) .................... 2,002 06/18/26 USD 85.00 USD 15,357 (2,332,330)
Fifth Third Bancorp ........................... 2,451 06/18/26 USD 42.00 USD 12,441 (49,020)
GE Vernova, Inc. ............................. 119 06/18/26 USD 900.00 USD 12,893 (204,085)
GE Vernova, Inc. ............................. 406 06/18/26 USD 840.00 USD 43,988 (379,610)
General Electric Co. ........................... 102 06/18/26 USD 260.00 USD 2,957 (47,175)
Hilton Worldwide Holdings, Inc. ................... 280 06/18/26 USD 260.00 USD 9,074 (30,100)
Home Depot, Inc. (The) ........................ 95 06/18/26 USD 300.00 USD 3,124 (49,400)
Honeywell International, Inc. ..................... 138 06/18/26 USD 200.00 USD 2,958 (40,020)
Intuitive Surgical, Inc. .......................... 66 06/18/26 USD 420.00 USD 3,020 (39,270)
iShares MSCI Emerging Markets ETF ............... 2,856 06/18/26 USD 58.00 USD 18,276 (177,930)
Mastercard, Inc. ............................. 66 06/18/26 USD 430.00 USD 3,319 (9,900)
McKesson Corp. ............................. 35 06/18/26 USD 800.00 USD 2,853 (99,575)
Merck & Co., Inc. ............................. 285 06/18/26 USD 100.00 USD 3,112 (48,592)
Meta Platforms, Inc. ........................... 65 06/18/26 USD 550.00 USD 3,977 (46,475)
Microsoft Corp. .............................. 361 06/18/26 USD 345.00 USD 14,721 (61,009)
MongoDB, Inc. .............................. 122 06/18/26 USD 210.00 USD 3,060 (144,265)
Oracle Corp. ................................ 203 06/18/26 USD 130.00 USD 3,276 (63,945)
Palantir Technologies, Inc. ....................... 218 06/18/26 USD 125.00 USD 3,033 (113,360)
Philip Morris International, Inc. .................... 198 06/18/26 USD 140.00 USD 3,268 (15,345)
State Street SPDR S&P 500 ETF Trust .............. 397 06/18/26 USD 610.00 USD 28,531 (55,770)
State Street SPDR S&P 500 ETF Trust .............. 1,764 06/18/26 USD 625.00 USD 126,772 (318,409)
State Street SPDR S&P Regional Banking ETF ........ 1,792 06/18/26 USD 61.00 USD 12,517 (84,814)
Tesla, Inc. .................................. 100 06/18/26 USD 335.00 USD 3,816 (59,750)
Thermo Fisher Scientific, Inc. ..................... 66 06/18/26 USD 420.00 USD 3,161 (22,770)
VanEck Semiconductor ETF ..................... 343 06/18/26 USD 320.00 USD 17,380 (19,622)
Vertex Pharmaceuticals, Inc. ..................... 180 06/18/26 USD 380.00 USD 7,693 (103,500)
Vistra Corp. ................................ 208 06/18/26 USD 130.00 USD 3,283 (60,736)
Walmart, Inc. ............................... 531 06/18/26 USD 110.00 USD 7,005 (29,470)
Walt Disney Co. (The) ......................... 328 06/18/26 USD 85.00 USD 3,403 (13,612)
Williams Cos., Inc. (The) ........................ 858 06/18/26 USD 65.00 USD 6,547 (30,030)
ASML Holding NV ............................ 375 06/19/26 EUR 920.00 EUR 45,840 (232,823)
EURO STOXX Bank Index ...................... 1,128 06/19/26 EUR 240.00 EUR 14,661 (340,898)
Intesa Sanpaolo SpA .......................... 1,850 06/19/26 EUR 5.00 EUR 10,693 (260,550)

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
UniCredit SpA ............................... 369 06/19/26 EUR 60.00 EUR 12,107 $ (312,898)
Freeport-McMoRan, Inc. ........................ 1,248 07/17/26 USD 50.00 USD 7,211 (212,784)
Freeport-McMoRan, Inc. ........................ 1,255 07/17/26 USD 55.00 USD 7,251 (423,562)
iShares China Large-Cap ETF .................... 3,461 07/17/26 USD 35.00 USD 12,733 (294,537)
iShares MSCI Emerging Markets ETF ............... 2,134 07/17/26 USD 57.00 USD 13,655 (175,778)
Williams Cos., Inc. (The) ........................ 1,133 07/17/26 USD 65.00 USD 8,646 (70,812)
Broadcom, Inc. .............................. 500 09/18/26 USD 280.00 USD 20,872 (328,750)
NVIDIA Corp. ............................... 801 09/18/26 USD 150.00 USD 15,986 (344,430)
NVIDIA Corp. ............................... 1,002 09/18/26 USD 125.00 USD 19,997 (179,859)
Alphabet, Inc. ............................... 850 12/18/26 USD 220.00 USD 32,465 (155,550)
Amazon.com, Inc. ............................ 1,199 12/18/26 USD 160.00 USD 31,781 (224,812)
Broadcom, Inc. .............................. 800 12/18/26 USD 220.00 USD 33,394 (370,000)
Intel Corp. ................................. 4,000 12/18/26 USD 33.00 USD 37,792 (260,000)
Lam Research Corp. .......................... 1,150 12/18/26 USD 140.00 USD 29,654 (770,500)
Meta Platforms, Inc. ........................... 439 12/18/26 USD 420.00 USD 26,863 (391,807)
Micron Technology, Inc. ........................ 682 12/18/26 USD 240.00 USD 35,270 (710,985)
NVIDIA Corp. ............................... 1,400 12/18/26 USD 125.00 USD 27,940 (493,500)
Taiwan Semiconductor Manufacturing Co. Ltd. ......... 725 12/18/26 USD 240.00 USD 28,714 (411,437)
(25,060,397)
$ (43,755,734)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Barclays Bank plc — 05/04/26 BRL 5.65 USD 36,637 $ (1)
USD Currency .............. Barclays Bank plc — 05/04/26 ZAR 16.74 USD 36,648 (121,965)
USD Currency .............. Morgan Stanley & Co. International plc — 05/04/26 MXN 18.05 USD 36,637 (2,265)
USD Currency .............. UBS AG — 05/06/26 ZAR 17.50 USD 570 (90)
USD Currency .............. Societe Generale SA — 05/11/26 CNH 6.83 USD 5,088 (8,185)
USD Currency .............. Standard Chartered Bank — 05/14/26 INR 92.80 USD 3,664 (83,312)
USD Currency .............. BNP Paribas SA — 05/15/26 NOK 10.25 USD 25,087 (341)
USD Currency .............. HSBC Bank plc — 05/15/26 ZAR 17.50 USD 13,408 (16,957)
USD Currency .............. HSBC Bank plc — 05/15/26 CLP 905.00 USD 8,939 (82,488)
USD Currency .............. Morgan Stanley & Co. International plc — 05/22/26 COP 4,000.00 USD 1,893 (1,484)
USD Currency .............. Standard Chartered Bank — 05/22/26 INR 94.00 USD 1,832 (23,301)
USD Currency .............. UBS AG — 05/27/26 COP 4,200.00 USD 6,037 (2,253)
EUR Currency .............. Morgan Stanley & Co. International plc — 06/08/26 HUF 410.00 EUR 2,119 (607)
USD Currency .............. BNP Paribas SA — 06/25/26 BRL 5.30 USD 3,573 (20,445)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.35 USD 25,186 (130,256)
AUD Currency .............. Goldman Sachs International — 07/06/26 USD 0.73 AUD 9,885 (80,986)
(574,936)
Put
AUD Currency .............. HSBC Bank plc — 05/01/26 USD 0.65 AUD 37,500 –
USD Currency .............. Barclays Bank plc — 05/04/26 ZAR 15.50 USD 36,648 –
USD Currency .............. Barclays Bank plc — 05/04/26 IDR 16,400.00 USD 13,738 –
USD Currency .............. Barclays Bank plc — 05/04/26 COP 3,520.00 USD 9,159 (191)
USD Currency .............. Barclays Bank plc — 05/04/26 BRL 5.15 USD 36,637 (1,462,044)
EUR Currency .............. Barclays Bank plc — 05/12/26 HUF 365.00 EUR 2,997 (23,813)
USD Currency .............. Barclays Bank plc — 05/12/26 HUF 320.00 USD 1,750 (55,908)
USD Currency .............. Morgan Stanley & Co. International plc — 05/14/26 ZAR 16.30 USD 43,277 (86,690)
USD Currency .............. UBS AG — 05/14/26 MXN 17.55 USD 43,178 (406,215)
USD Currency .............. BNP Paribas SA — 05/15/26 COP 3,600.00 USD 1,151 (5,463)
USD Currency .............. HSBC Bank plc — 05/15/26 CLP 905.00 USD 8,939 (134,174)
USD Currency .............. UBS AG — 05/18/26 HUF 330.00 USD 5,028 (316,286)
USD Currency .............. Bank of America NA — 05/22/26 CLP 890.00 USD 2,373 (20,416)
USD Currency .............. HSBC Bank plc — 05/22/26 INR 94.00 USD 1,750 (2,808)

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. Morgan Stanley & Co. International plc — 05/22/26 COP 3,600.00 USD 1,893 $ (13,654)
EUR Currency .............. Societe Generale SA — 06/05/26 HUF 372.00 EUR 3,047 (81,641)
KOSPI 200 Index ............ JPMorgan Chase Bank NA 125 06/11/26 KRW 820.00 USD 20,949 (310,326)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.25 USD 2,780 (146,574)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.35 USD 22,406 (1,569,259)
EUR Currency .............. BNP Paribas SA — 07/03/26 BRL 6.05 EUR 2,675 (104,613)
AUD Currency .............. BNP Paribas SA — 07/16/26 USD 0.68 AUD 8,280 (17,673)
SK hynix, Inc. .............. Morgan Stanley & Co. International plc 98,600 09/10/26 KRW 800,000.00 USD 85,009 (2,002,892)
(6,760,640)
$ (7,335,576)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly JPMorgan Chase Bank NA 06/17/26 BB- EUR 300.00 EUR 34,998 $ (792,272)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2.50 % USD 703,584 $ (2,028)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 07/13/26 3.05 USD 23,960 (8,708)
1-Year Interest Rate Swap
(a)
. 3.65% At Termination 1-day SONIA At Termination
Goldman Sachs
International 04/24/28 3.65 GBP 493,917 (1,854,565)
(1,865,301)
Put
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3.50 USD 703,584 (1,791,737)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual
Morgan Stanley & Co.
International plc 06/15/26 3.80 USD 17,580 (29,961)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3.70 USD 549,408 (2,069,584)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3.80 USD 363,911 (1,301,988)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.40% Annual Citibank NA 10/14/26 3.40 EUR 419,600 (1,135,000)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.31% Annual Citibank NA 10/15/26 3.31 EUR 285,372 (892,123)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Deutsche Bank AG 10/20/26 3.20 EUR 526,391 (1,997,191)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3.85 USD 653,144 (2,420,685)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4.30 USD 750,000 (2,951,461)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4.00 USD 296,246 (1,801,983)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4.50 USD 444,374 (1,601,077)

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 5.20% At Termination
Goldman Sachs
International 04/24/28 5.20 % GBP 493,917 $ (1,641,761)
(19,634,551)
$ (21,499,852)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 12,271 $ (402,462) $ (226,076) $ (176,386)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 5,479 (75,933) (2,618) (73,315)
Markit CDX North American High Yield Index
Series 44.V2 ..................... 5.00 Quarterly 06/20/30 USD 42,607 (3,492,787) (2,616,119) (876,668)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1.00 Quarterly 06/20/30 USD 21,531 (470,623) (405,731) (64,892)
iTraxx Europe Crossover Index Series 44.V1 . 5.00 Quarterly 12/20/30 EUR 27,057 (3,296,227) (2,795,849) (500,378)
Markit CDX North American High Yield Index
Series 45.V2 ..................... 5.00 Quarterly 12/20/30 USD 31,113 (2,450,583) (2,010,615) (439,968)
iTraxx Europe Crossover Index Series 45.V1 . 5.00 Quarterly 06/20/31 EUR 32,831 (3,668,215) (2,366,759) (1,301,456)
$ (13,856,830) $ (10,423,767) $ (3,433,063)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5.00 % Quarterly 12/20/27 BB- USD 21,615 $ 1,082,189 $ (140,222) $ 1,222,411
Markit CDX North American
High Yield Index Series
41.V1 ........... 5.00 Quarterly 12/20/28 BB- USD 31,965 2,156,534 639,116 1,517,418
iTraxx Europe Crossover
Index Series 42.V4 .. 5.00 Quarterly 12/20/29 BB- EUR 93,714 10,633,837 6,341,972 4,291,865
Ardagh Packaging Finance
plc ............. 5.00 Quarterly 06/20/30 NR EUR 137 (20,747) — (20,747)
iTraxx Europe Crossover
Index Series 43.V1 .. 5.00 Quarterly 06/20/30 BB- EUR 9,273 1,250,921 981,204 269,717
$ 15,102,734 $ 7,822,070 $ 7,280,664
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 281,532 $ (59,466) $ — $ (59,466)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 238,166 995,393 — 995,393
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 150,109 6,686 — 6,686
7.73% Monthly 1-day TIIEOIS Monthly N/A 06/19/26 MXN 294,182 (28,735) — (28,735)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 102,378 418,314 — 418,314
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 405,892 (26,867) — (26,867)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 229,465 (1,574) — (1,574)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 19,929 (122,160) — (122,160)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 44,287 (397,614) — (397,614)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 28,851 31 — 31
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 370,972 885,090 — 885,090
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 2,409,360 2,209,465 — 2,209,465
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 88,179 102,391 — 102,391
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 341,295 1,211,247 — 1,211,247
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 1,223,390 390 — 390
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 108,319 (1,667) — (1,667)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 21,980 (59,764) — (59,764)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 36,634 (100,873) — (100,873)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 1,888,562 100,499 — 100,499
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 1,289,442 12,605,593 230,686 12,374,907
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 282,111 1,143,146 — 1,143,146
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 282,111 1,422,254 — 1,422,254
3-mo. JIBAR Quarterly 7.42% Quarterly 06/17/26
(a)
06/17/27 ZAR 113,124 (1,388) — (1,388)
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 1,707,025 96,150 — 96,150
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 2,570,000 157,355 — 157,355
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 48,743 14,219 — 14,219
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 26,376 (111,062) — (111,062)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 95,676 809,436 — 809,436
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 348,343 (1,784,914) — (1,784,914)
1-day
BZDIOVER At Termination 13.75% At Termination N/A 01/03/28 BRL 35,646 (6,981) — (6,981)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 17,682 (1,430) — (1,430)
1-day SOFR Annual 4.00% Annual N/A 01/26/28 USD 228,623 1,166,856 — 1,166,856
3.45% Annual 1-day SOFR Annual N/A 01/26/28 USD 228,623 1,268,027 — 1,268,027
3.27% Annual 1-day SOFR Annual N/A 02/05/28 USD 230,191 2,059,703 — 2,059,703
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 849,941 (13,219,369) — (13,219,369)
1.39% Annual 1-day TONAR Annual N/A 03/30/28 JPY 5,295,088 (44,424) — (44,424)
1.38% Annual 1-day TONAR Annual N/A 03/30/28 JPY 4,887,773 (37,321) — (37,321)
1.34% Annual 1-day TONAR Annual N/A 03/30/28 JPY 5,292,612 (11,144) — (11,144)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 5,347,854 503 — 503
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 5,263,766 1,983 — 1,983
4.15% Annual 6-mo. PRIBOR Semi-Annual 06/17/26
(a)
06/17/28 CZK 321,788 28,001 — 28,001
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 229,310 (1,821,246) — (1,821,246)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 57,731 (202,082) — (202,082)
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly N/A 12/17/28 CNY 87,809 39,800 — 39,800
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 37,793 (199,769) — (199,769)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 18,581 (86,505) — (86,505)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 148,633 1,154,665 — 1,154,665
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 584,406 (16,057) — (16,057)
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 714,274 (12,013) — (12,013)
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 1,720,423 39,428,155 1,153,905 38,274,250
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 165,249 387,852 — 387,852
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 235,522 1,834,655 — 1,834,655
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 119,586 2,502,592 — 2,502,592

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.52% Quarterly 3-mo. JIBAR Quarterly 06/17/26
(a)
06/17/29 ZAR 113,124 $ 1,393 $ — $ 1,393
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 115,310 (244,543) — (244,543)
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 831,130 2,111,225 — 2,111,225
8.97% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 57,803 (140,078) — (140,078)
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 128,989 1,467,817 — 1,467,817
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 62,093 (114,478) — (114,478)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 128,318 (2,253,862) — (2,253,862)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 111,573 848,312 — 848,312
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 114,863 (176,613) — (176,613)
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 490,037 30,570 — 30,570
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 202,269 (176,593) — (176,593)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 27,942 619 — 619
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 30,244 (495,830) — (495,830)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 56,067 8,227 — 8,227
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 29,039 (16,901) — (16,901)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 46,231 (16,455) 4,439 (20,894)
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 36,084 (2,212) — (2,212)
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 207,893 (34,531) — (34,531)
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 67,043 (35,255) — (35,255)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 85,560 (88,542) — (88,542)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 112,382 (80,052) — (80,052)
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 220,516 21,287 — 21,287
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 91,021 (7,807) — (7,807)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 9,653 49,481 — 49,481
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 9,799 49,990 — 49,990
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 9,799 48,187 — 48,187
1-day
BZDIOVER At Termination 13.18% At Termination N/A 01/02/31 BRL 14,368 (49,213) — (49,213)
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 17,692 30,101 — 30,101
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 17,747 28,829 — 28,829
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 56,870 (6,905) — (6,905)
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 273,275 (35,661) — (35,661)
1-day THOR Quarterly 1.64% Quarterly 06/17/26
(a)
06/17/31 THB 38,887 (3,686) — (3,686)
1-day THOR Quarterly 1.65% Quarterly 06/17/26
(a)
06/17/31 THB 38,885 (2,996) — (2,996)
3-mo. CD_KSDA Quarterly 3.67% Quarterly 06/17/26
(a)
06/17/31 KRW 9,389,840 (45,383) — (45,383)
6-mo. PRIBOR Semi-Annual 4.44% Annual 06/17/26
(a)
06/17/31 CZK 54,838 3,746 — 3,746
1-day MIBOR Semi-Annual 6.51% Semi-Annual 06/17/26
(a)
06/17/31 INR 427,413 (28,355) — (28,355)
3-mo. JIBAR Quarterly 7.51% Quarterly 06/17/26
(a)
06/17/31 ZAR 72,938 (32,052) — (32,052)
4.40% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 15,072 32,295 — 32,295
4.12% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 15,134 83,550 — 83,550
4.22% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 19,299 83,657 — 83,657
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 103,788 17,512,578 — 17,512,578
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 74,318 (1,581,058) — (1,581,058)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 276,671 1,924,380 — 1,924,380
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 138,336 962,667 — 962,667
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 138,336 972,923 — 972,923
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 240,200 (63,702) — (63,702)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 240,200 (62,179) — (62,179)
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 1,281,638 42,953,925 1,895,742 41,058,183
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 77,654 (1,354,305) — (1,354,305)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 133,331 (2,242,734) — (2,242,734)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 104,391 (1,528,003) — (1,528,003)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 103,294 (1,216,890) — (1,216,890)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 52,089 (801,742) — (801,742)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 10,301 (18,697) — (18,697)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 10,301 19,397 6,992 12,405
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 41,423 3,512 — 3,512
6-mo. EURIBOR Semi-Annual 2.94% Annual N/A 04/27/36 EUR 138,316 (1,770,040) — (1,770,040)

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 314,446 $ 86 $ — $ 86
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 313,085 1,745 — 1,745
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 319,303 5,335 — 5,335
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 46,302 2,038,474 — 2,038,474
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 16,230 (112,811) 9,314 (122,125)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 50,072 4,782,683 — 4,782,683
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 2,733,675 (5,518,838) — (5,518,838)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 2,733,675 (5,516,059) — (5,516,059)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 49,926 (1,287,421) 200,777 (1,488,198)
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 464,907 44,665,125 126,428 44,538,697
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 47,000 (8,310,534) 210,386 (8,520,920)
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 252,200 (156,668) — (156,668)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 22,384 (2,287,269) — (2,287,269)
1-day TONAR Annual 2.87% Annual N/A 03/30/56 JPY 1,511,074 (490,843) — (490,843)
1-day TONAR Annual 2.88% Annual N/A 03/30/56 JPY 1,512,790 (460,417) — (460,417)
1-day TONAR Annual 2.89% Annual N/A 03/30/56 JPY 1,522,606 (450,735) — (450,735)
1-day TONAR Annual 2.95% Annual N/A 03/30/56 JPY 1,509,980 (335,857) — (335,857)
1-day TONAR Annual 2.98% Annual N/A 03/30/56 JPY 1,779,737 (316,120) — (316,120)
$ 134,467,217 $ 3,838,669 $ 130,628,548
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 14,565 $ (1,869) $ — $ (1,869)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Xerox Corp. ............. 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/27 USD 790 $ 270,433 $ 30,333 $ 240,100
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 7,200 (142,479) 98,275 (240,754)
Boeing Co. (The) .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 8,100 (128,172) (20,945) (107,227)
Boeing Co. (The) .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 8,100 (140,351) 61,054 (201,405)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 692 (83,532) (48,699) (34,833)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,385 (183,413) (188,142) 4,729
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/31 USD 7,905 59,191 117,703 (58,512)
$ – $ – $ –
$ (348,323) $ 49,579 $ (397,902)
$ – $ – $ –

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 4,090 $ 200,346 $ 77,284 $ 123,062
Altice France SA ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 1,438 70,439 36,249 34,190
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 1,746 113,926 79,872 34,054
Altice France SA ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 1,138 74,253 41,323 32,930
Virgin Media Finance plc . 5.00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 1,103 81,383 84,993 (3,610)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 1,861 137,310 148,661 (11,351)
ZF Europe Finance BV .. 5.00 Quarterly Deutsche Bank AG 12/20/28 BB- EUR 1,760 162,642 112,115 50,527
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 6,387 995,021 614,842 380,179
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,387 227,335 234,042 (6,707)
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,387 227,336 196,891 30,445
Eutelsat SA .......... 5.00 Quarterly BNP Paribas SA 12/20/30 NR EUR 1,740 313,252 208,715 104,537
Eutelsat SA .......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 2,023 364,207 254,115 110,092
Forvia SE ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 992 130,025 88,744 41,281
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 735 130,361 124,757 5,604
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 385 68,285 65,349 2,936
Ziggo Bond Co. BV .... 5.00 Quarterly Deutsche Bank AG 12/20/30 B- EUR 2,138 17,895 58,967 (41,072)
Ziggo Bond Co. BV .... 5.00 Quarterly
Goldman Sachs
International 12/20/30 B- EUR 1,969 16,481 27,714 (11,233)
Albion Financing 1 SARL 5.00 Quarterly Bank of America NA 06/20/31 BB- EUR 841 103,754 103,517 237
TeamSystem SpA ..... 5.00 Quarterly Bank of America NA 06/20/31 B- EUR 400 12,156 14,361 (2,205)
Zegona Finance plc .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 BB EUR 1,249 239,103 189,169 49,934
$ 3,685,510 $ 2,761,680 $ 923,830
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 596,422 $ 3,967 $ — $ 3,967
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 1,325,382 7,455 — 7,455
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 138,239 (3,438,490) — (3,438,490)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 122,264 (3,055,505) — (3,055,505)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 173,308 (4,216,712) — (4,216,712)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 928 (22,580) — (22,580)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 166,281 (4,042,369) — (4,042,369)

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 10,120,846 $ (124,481) $ — $ (124,481)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 10,046,725 (120,922) — (120,922)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 19,946,461 (225,182) — (225,182)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 9,976,327 80,129 — 80,129
1-day
BZDIOVER At Termination 13.09% At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 556,755 (3,230,187) — (3,230,187)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 6,394 (29,405) — (29,405)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 29,038 (121,155) — (121,155)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 14,208 21,348 — 21,348
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 5,613,757 120,504 — 120,504
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 5,597,293 117,345 — 117,345
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 10,976,753 219,120 — 219,120
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA 06/17/26
(a)
06/17/36 CLP 1,030,080 (8,009) — (8,009)
$ (18,065,129) $ — $ (18,065,129)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MGM Resorts
International ..... At Termination
1-day SOFR minus
0.10%
At
Termination BNP Paribas SA 06/18/26 USD 4,908 $ (322,660) $ — $ (322,660)
Microsoft Corp. ..... Quarterly
1-day SOFR plus
0.25% Quarterly
JPMorgan Chase Bank
NA 06/18/26 USD 4,884 (177,128) — (177,128)
Rheinmetall AG ..... At Termination 1-day ESTR
At
Termination Citibank NA 06/19/26 EUR 17,722 2,128,201 — 2,128,201
1-day SOFR ....... At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/22/26 USD 23,571 502,885 — 502,885
1-day SOFR minus
0.70% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/22/26 USD 30,405 615,708 — 615,708
1-day SOFR minus
0.80% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/22/26 USD 21,074 428,980 — 428,980
1-day SOFR minus
0.80% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/22/26 USD 43,414 883,725 — 883,725

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
1.00% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Morgan Stanley & Co.
International plc 06/22/26 USD 18,621 $ 382,976 $ — $ 382,976
1-day SOFR plus 0.21% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/22/26 USD 6,253 132,032 — 132,032
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
1.35%
At
Termination Citibank NA 06/22/26 USD 27,593 (577,692) — (577,692)
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 2,064 25,308 — 25,308
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 402 936 — 936
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 1,205 19,302 — 19,302
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 912 11,220 — 11,220
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 690 (9,243) — (9,243)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 1,210 9,806 — 9,806
$ 4,054,356 $ — $ 4,054,356
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA USD 873,708 02/10/27 0.30% HONIA Monthly $ 17,915
AMC Global Media, Inc. ....... Barclays Bank plc 717,021 08/23/26 0.20% 1D OBFR01 Monthly (19,712)
AMC Global Media, Inc. ....... JPMorgan Chase Bank NA 1,332,545 02/09/27 0.20% 1D OBFR01 Monthly 165,906
Baidu, Inc. ................ JPMorgan Chase Bank NA 796,432 02/10/27 0.30% HONIA Monthly 86,286
Bilibili, Inc. ................ JPMorgan Chase Bank NA 488,128 02/10/27 0.15% HONIA Monthly (43,370)
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 1,399,729 02/10/27 0.26% 1D ESTR Monthly (55,866)
CRH plc .................. JPMorgan Chase Bank NA 929,909 02/09/27 0.20% 1D OBFR01 Monthly 37,582
CSG NV .................. JPMorgan Chase Bank NA 11,823,923 02/10/27 0.26% 1D ESTR Monthly (3,094,002)
Derayah Financial Co. ........ JPMorgan Chase Bank NA 513,089 02/11/27 0.75% 1D OBFR01 Monthly 14,091
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 861,500 02/09/27 0.20% 1D OBFR01 Monthly (27,114)
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA 2,619,987 02/11/27 0.75% 1D OBFR01 Monthly 95,842
Ferrovial SE ............... JPMorgan Chase Bank NA 913,472 02/10/27 0.26% 1D ESTR Monthly (19,369)
Flagstar Bank NA ............ JPMorgan Chase Bank NA 569,031 02/09/27 0.20% 1D OBFR01 Monthly 1,224
Galderma Group AG .......... JPMorgan Chase Bank NA 817,311 02/10/27 0.26% SSARON Monthly 38,017

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Guangdong Huayan Robotics Co.
Ltd. ................... JPMorgan Chase Bank NA USD 17,143 02/10/27 0.30% HONIA Monthly $ 1,885
Iberdrola SA ............... JPMorgan Chase Bank NA 4,428,597 02/11/27 0.26% 1D OBFR01 Monthly (51,020)
International Consolidated Airlines
Group SA ............... JPMorgan Chase Bank NA 432,316 02/10/27 0.25% 1D SONIA Monthly (31,336)
JD.com, Inc. ............... JPMorgan Chase Bank NA 755,051 02/10/27 0.30% HONIA Monthly 45,633
Kuaishou Technology ......... JPMorgan Chase Bank NA 372,639 02/10/27 0.85% HONIA Monthly (24,712)
Meituan .................. Citibank NA 3,457,503 02/24/27 0.30% 1D OBFR01 Monthly 500
NetEase, Inc. .............. JPMorgan Chase Bank NA 670,395 02/10/27 0.30% HONIA Monthly 17,835
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 369,692 02/10/27 0.30% HONIA Monthly 10,626
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 482,312 02/09/27 0.20% 1D OBFR01 Monthly (25,854)
Rasan Information Technology Co. JPMorgan Chase Bank NA 2,202,132 02/11/27 0.75% 1D OBFR01 Monthly 44,992
RELX plc ................. JPMorgan Chase Bank NA 286,711 02/10/27 0.25% 1D SONIA Monthly 15,559
Rheinmetall AG ............. JPMorgan Chase Bank NA 792,233 02/10/27 0.26% 1D ESTR Monthly (87,327)
Ryanair Holdings plc ......... JPMorgan Chase Bank NA 425,762 02/10/27 0.26% 1D ESTR Monthly (43,985)
Sany Heavy Industry Co. Ltd. .... JPMorgan Chase Bank NA 13,877 02/10/27 0.00% HONIA Monthly 643
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 103,005 02/11/27 0.26% 1D OBFR01 Monthly (1,566)
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA 521,230 02/10/27 0.27% HONIA Monthly 11,420
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 849,604 02/10/27 0.85% HONIA Monthly (54,011)
Xiaomi Corp. ............... JPMorgan Chase Bank NA 659,138 02/10/27 0.30% HONIA Monthly (67,791)
XPeng, Inc. ................ JPMorgan Chase Bank NA 440,794 02/10/27 0.15% HONIA Monthly (50,759)
Total long positions of equity swaps (3,091,838)
Short contracts
(b)
Advantest Corp. ............. JPMorgan Chase Bank NA (1,255,074) 02/10/27 (0.23)% 1D P TONA Monthly (163,987)
Aeroports de Paris SA ........ JPMorgan Chase Bank NA (276,253) 02/10/27 (0.26)% 1D ESTR Monthly 33,770
Airtel Africa plc ............. Citibank NA (5,009,929) 02/24/27 (0.25)% 1D OBFR01 Monthly 45,099
AIXTRON SE .............. JPMorgan Chase Bank NA (1,556,670) 02/10/27 (0.26)% 1D ESTR Monthly (286,048)
Alamos Gold, Inc. ........... Citibank NA (3,649,879) 02/24/28 (0.20)% 1D OBFR01 Monthly 410,209
Alexandria Real Estate Equities, Inc. Citibank NA (11,782,810) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,550,835
Alstom SA ................ Citibank NA (3,217,064) 02/24/27 (0.26)% 1D OBFR01 Monthly (44,260)
Amkor Technology, Inc. ........ JPMorgan Chase Bank NA (659,479) 02/09/27 (0.15)% 1D OBFR01 Monthly (13,609)
Anheuser-Busch InBev SA/NV ... Citibank NA (7,125,803) 02/24/27 (0.26)% 1D OBFR01 Monthly (217,277)
Ares Management Corp. ....... Citibank NA (9,891,601) 02/24/28 (0.15)% 1D OBFR01 Monthly 298,260
Axon Enterprise, Inc. ......... Citibank NA (4,606,390) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,819
BAE Systems plc ............ JPMorgan Chase Bank NA (843,812) 02/10/27 (0.25)% 1D SONIA Monthly 75,685
Banca Monte dei Paschi di Siena
SpA ................... Citibank NA (5,130,757) 02/24/27 (0.17)% 1D OBFR01 Monthly (9,317)
Barratt Redrow plc ........... Citibank NA (4,201,408) 02/24/27 (0.25)% 1D OBFR01 Monthly 218,233
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (6,303,063) 02/11/27 (0.26)% 1D OBFR01 Monthly 817,239
Baxter International, Inc. ....... Citibank NA (10,371,880) 02/24/28 (0.15)% 1D OBFR01 Monthly 403,370
BeOne Medicines Ltd. ........ Citibank NA (8,069,109) 02/24/27 (0.15)% 1D OBFR01 Monthly 389,980
Berkeley Group Holdings plc .... Citibank NA (3,620,020) 02/24/27 (0.25)% 1D OBFR01 Monthly 97,546
Best Buy Co., Inc. ........... Citibank NA (4,180,453) 02/24/28 (0.15)% 1D OBFR01 Monthly 54,007
Boliden AB ................ Citibank NA (3,728,828) 02/24/27 (0.26)% 1D OBFR01 Monthly 358,494
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (13,645) 02/09/27 (0.15)% 1D OBFR01 Monthly (1,956)
Brenntag SE ............... JPMorgan Chase Bank NA (1,366,924) 02/11/27 (0.26)% 1D OBFR01 Monthly (112,370)
Brenntag SE ............... Citibank NA (2,651,336) 02/24/27 (0.26)% 1D OBFR01 Monthly (82,951)
Bunge Global SA ............ Citibank NA (5,201,973) 02/24/28 (0.15)% 1D OBFR01 Monthly (53,769)
BXP, Inc. ................. Citibank NA (2,231,982) 02/24/28 (0.15)% 1D OBFR01 Monthly (6,510)
Campbell's Company (The) ..... Citibank NA (12,295,272) 02/24/28 (0.79)% 1D OBFR01 Monthly 17,717
Carnival Corp. .............. Citibank NA (11,209,595) 02/24/28 (0.15)% 1D OBFR01 Monthly 140,106
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (276,391) 02/11/27 (0.84)% 1D OBFR01 Monthly (19,477)
Chailease Holding Co. Ltd. ..... Citibank NA (2,332,909) 02/24/27 (0.66)% 1D OBFR01 Monthly 106,620
Charles River Laboratories
International, Inc. .......... Citibank NA (4,005,170) 02/24/28 (0.15)% 1D OBFR01 Monthly 386,429
China Hongqiao Group Ltd. ..... JPMorgan Chase Bank NA (1,438,986) 02/10/27 (0.30)% HONIA Monthly 37,847
China Merchants Bank Co. Ltd. .. Citibank NA (3,093,652) 02/24/27 (0.30)% 1D OBFR01 Monthly 212,643
China Railway Group Ltd. ...... Citibank NA (1,967,278) 02/24/27 (0.22)% 1D OBFR01 Monthly 141,106
China Resources Power Holdings
Co. Ltd. ................ JPMorgan Chase Bank NA (40,385) 02/10/27 (0.30)% 1D OBFR01 Monthly (1,038)

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
China Resources Power Holdings
Co. Ltd. ................ Citibank NA USD (3,735,000) 02/24/27 (0.30)% 1D OBFR01 Monthly $ 39,699
CMOC Group Ltd. ........... JPMorgan Chase Bank NA (258,534) 02/10/27 (0.30)% HONIA Monthly 11,593
Community Financial System, Inc. JPMorgan Chase Bank NA (857,211) 02/09/27 (0.15)% 1D OBFR01 Monthly (26,788)
Constellation Brands, Inc. ...... Citibank NA (14,471,123) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,192
Continental AG ............. Citibank NA (3,346,524) 02/24/27 (0.26)% 1D OBFR01 Monthly 10,990
CoreWeave, Inc. ............ JPMorgan Chase Bank NA (6,080,349) 02/09/27 (0.15)% 1D OBFR01 Monthly (1,261,592)
Corning, Inc. ............... Citibank NA (6,303,230) 02/24/28 (0.15)% 1D OBFR01 Monthly 170,180
Corpay, Inc. ............... Citibank NA (14,632,156) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,020,597
Cosan SA ................. JPMorgan Chase Bank NA (1,713,140) 02/10/27 (0.40)% 1D OBFR01 Monthly 11,539
Cosan SA ................. Citibank NA (4,706,986) 02/24/28 (0.30)% 1D OBFR01 Monthly 95,695
CoStar Group, Inc. ........... Citibank NA (6,081,191) 02/24/28 (0.15)% 1D OBFR01 Monthly 652,509
Croda International plc ........ Citibank NA (2,599,832) 02/24/27 (0.25)% 1D OBFR01 Monthly 110,832
Crown Castle, Inc. ........... Citibank NA (5,546,572) 02/24/28 (0.15)% 1D OBFR01 Monthly (183,644)
CSG NV .................. Citibank NA (3,601,293) 02/04/27 (0.26)% 1D ESTR Monthly 328,758
CVB Financial Corp. .......... JPMorgan Chase Bank NA (709,830) 02/09/27 (0.15)% 1D OBFR01 Monthly (2,448)
CVS Health Corp. ........... Citibank NA (3,313,713) 02/24/28 (0.15)% 1D OBFR01 Monthly (97,929)
Davide Campari-Milano NV ..... Citibank NA (1,905,702) 02/24/27 (0.17)% 1D OBFR01 Monthly (452)
Delivery Hero SE ............ Citibank NA (3,815,648) 02/24/27 (0.26)% 1D OBFR01 Monthly (215,242)
Dell Technologies, Inc. ........ Citibank NA (4,159,206) 02/24/28 (0.15)% 1D OBFR01 Monthly 73,815
Descartes Systems Group, Inc.
(The) .................. Citibank NA (4,436,821) 02/24/28 (0.20)% 1D OBFR01 Monthly 143,098
Deutsche Lufthansa AG (Registered) JPMorgan Chase Bank NA (850,808) 02/10/27 (0.26)% 1D ESTR Monthly 54,079
Dexcom, Inc. ............... Barclays Bank plc (7,706,851) 08/23/26 (0.15)% 1D OBFR01 Monthly 469,144
Dexcom, Inc. ............... Citibank NA (10,343,034) 02/24/28 (0.15)% 1D OBFR01 Monthly 527,229
DMG Mori Co. Ltd. ........... Citibank NA (2,719,672) 02/24/27 (0.17)% 1D OBFR01 Monthly (255,336)
E Ink Holdings, Inc. .......... JPMorgan Chase Bank NA (387,393) 02/11/27 (1.34)% 1D OBFR01 Monthly 26,571
E Ink Holdings, Inc. .......... Citibank NA (1,411,785) 02/24/27 (1.66)% 1D OBFR01 Monthly 148,907
Entain plc ................. Citibank NA (3,570,235) 02/24/27 (0.25)% 1D OBFR01 Monthly 295,085
Expand Energy Corp. ......... Citibank NA (8,223,266) 02/24/28 (0.15)% 1D OBFR01 Monthly (494,113)
Expedia Group, Inc. .......... Barclays Bank plc (6,640,137) 08/23/26 (0.15)% 1D OBFR01 Monthly 407,292
F5, Inc. .................. Citibank NA (19,427,777) 02/24/28 (0.15)% 1D OBFR01 Monthly (836,055)
Food & Life Cos. Ltd. ......... Citibank NA (7,363,774) 02/24/27 (0.15)% 1D OBFR01 Monthly (99,569)
Fujikura Ltd. ............... Citibank NA (4,611,942) 02/24/27 (0.15)% 1D OBFR01 Monthly (122,192)
Gartner, Inc. ............... Citibank NA (4,614,362) 02/24/28 (0.15)% 1D OBFR01 Monthly 252,617
Generac Holdings, Inc. ........ Citibank NA (6,903,469) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,471,215)
General Mills, Inc. ........... Citibank NA (3,999,801) 02/24/28 (0.15)% 1D OBFR01 Monthly (13,640)
Gildan Activewear, Inc. ........ Citibank NA (10,110,096) 02/24/28 (0.20)% 1D OBFR01 Monthly (248,499)
Green Plains, Inc. ........... JPMorgan Chase Bank NA (3,381,923) 02/09/27 (0.15)% 1D OBFR01 Monthly (388,303)
Green Plains, Inc. ........... Citibank NA (2,426,369) 02/24/28 (0.15)% 1D OBFR01 Monthly (168,726)
Grifols SA ................. Citibank NA (3,105,207) 02/24/27 (0.26)% 1D OBFR01 Monthly 65,603
H & M Hennes & Mauritz AB .... JPMorgan Chase Bank NA (4,133,791) 02/11/27 (0.60)% 1D OBFR01 Monthly 188,725
H & M Hennes & Mauritz AB .... Citibank NA (2,060,589) 02/24/27 (0.75)% 1D OBFR01 Monthly 105,869
HCA Healthcare, Inc. ......... Citibank NA (6,083,114) 02/24/28 (0.15)% 1D OBFR01 Monthly 476,102
Hewlett Packard Enterprise Co. .. Citibank NA (4,037,672) 02/24/28 (0.15)% 1D OBFR01 Monthly (36,822)
Honda Motor Co. Ltd. ......... Citibank NA (12,535,636) 02/24/27 (0.10)% 1D OBFR01 Monthly 288,510
Hoya Corp. ................ Citibank NA (5,744,725) 02/24/27 (0.15)% 1D OBFR01 Monthly (212,402)
Humana, Inc. .............. Citibank NA (3,009,251) 02/24/28 (0.15)% 1D OBFR01 Monthly (263,551)
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (344,307) 02/10/27 (0.30)% 1D OBFR01 Monthly 28,715
HUTCHMED China Ltd. ....... Citibank NA (817,364) 02/24/27 (0.90)% 1D OBFR01 Monthly 51,510
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (3,355,636) 02/10/27 (0.25)% 1D OBFR01 Monthly (630,185)
IMCD NV ................. Citibank NA (4,689,137) 02/24/27 (0.28)% 1D OBFR01 Monthly (194,749)
Infrastrutture Wireless Italiane SpA JPMorgan Chase Bank NA (191,658) 02/11/27 (0.85)% 1D OBFR01 Monthly 1,816
Infrastrutture Wireless Italiane SpA Citibank NA (1,991,574) 02/24/27 (0.26)% 1D OBFR01 Monthly 17,433
InPost SA ................. Citibank NA (3,814,504) 02/24/27 (0.26)% 1D OBFR01 Monthly (26,623)
Interactive Brokers Group, Inc. ... Citibank NA (3,440,168) 02/24/28 (0.15)% 1D OBFR01 Monthly (102,750)
International Flavors & Fragrances,
Inc. ................... Citibank NA (7,933,918) 02/24/28 (0.15)% 1D OBFR01 Monthly 96,720
International Paper Co. ........ JPMorgan Chase Bank NA (3,390,228) 02/11/27 (0.50)% 1D OBFR01 Monthly 493,651
International Paper Co. ........ Citibank NA (17,972,602) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,569,165
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (15,267,952) 02/24/28 (0.60)% 1D OBFR01 Monthly 22,760

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA USD (22,250,010) 02/09/27 (0.39)% 1D OBFR01 Monthly $ 130,057
Ivanhoe Mines Ltd. ........... JPMorgan Chase Bank NA (2,670,274) 02/09/27 (0.25)% 1D OBFR01 Monthly 45,506
Japan Steel Works Ltd. (The) .... Citibank NA (5,334,983) 02/24/27 (0.13)% 1D OBFR01 Monthly (116,088)
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (339,386) 02/11/27 (0.25)% 1D OBFR01 Monthly 23,934
JD Sports Fashion plc ......... Citibank NA (3,328,539) 02/24/27 (0.25)% 1D OBFR01 Monthly 245,696
Johnson Controls International plc Citibank NA (22,972,928) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,019,217)
Kadokawa Corp. ............ Citibank NA (2,256,547) 02/24/27 (0.11)% 1D OBFR01 Monthly (50,227)
Kering SA ................. Citibank NA (5,056,076) 02/24/27 0.00% 1D OBFR01 Monthly 70,743
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (981,752) 02/24/27 (0.10)% 1D OBFR01 Monthly (11,468)
LANXESS AG .............. JPMorgan Chase Bank NA (2,489,051) 02/10/27 0.00% 1D ESTR Monthly (74,264)
Leidos Holdings, Inc. ......... Citibank NA (4,771,231) 02/24/28 (0.15)% 1D OBFR01 Monthly 38,719
LG Energy Solution Ltd. ....... Citibank NA (2,786,810) 02/24/27 (3.00)% 1D OBFR01 Monthly 121,200
Li Auto, Inc. ............... Citibank NA (10,188,923) 02/24/27 (0.28)% 1D OBFR01 Monthly 628,353
Localiza Rent a Car SA ........ JPMorgan Chase Bank NA (155) 02/10/27 (1.75)% 1D OBFR01 Monthly 6
Lululemon Athletica, Inc. ....... Citibank NA (16,413,451) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,516,492
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (2,869,166) 02/10/27 (0.25)% 1D OBFR01 Monthly 131,405
M3, Inc. .................. Citibank NA (4,186,256) 02/24/27 (0.10)% 1D OBFR01 Monthly (24,092)
MatsukiyoCocokara & Co. ...... Citibank NA (3,220,197) 02/24/27 (0.21)% 1D OBFR01 Monthly 15,081
Mercari, Inc. ............... JPMorgan Chase Bank NA (1,492) 02/10/27 (0.25)% 1D OBFR01 Monthly 8
Mercari, Inc. ............... Citibank NA (9,879,055) 02/24/27 (0.12)% 1D OBFR01 Monthly 414,942
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (2,782,893) 02/10/27 (0.25)% 1D OBFR01 Monthly (461,384)
Mitsui OSK Lines Ltd. ......... Citibank NA (4,642,370) 02/24/27 (0.10)% 1D OBFR01 Monthly 56,586
MMG Ltd. ................. Citibank NA (4,707,156) 02/24/27 (0.30)% 1D OBFR01 Monthly 326,879
Natura Cosmeticos SA ........ JPMorgan Chase Bank NA (40,611) 02/10/27 (0.85)% 1D OBFR01 Monthly (961)
Natura Cosmeticos SA ........ Citibank NA (579,456) 02/24/28 (0.40)% 1D OBFR01 Monthly (8,573)
Nebius Group NV ........... JPMorgan Chase Bank NA (1,187,375) 02/09/27 (0.53)% 1D OBFR01 Monthly (125,672)
Nebius Group NV ........... Citibank NA (5,277,217) 02/24/28 (0.38)% 1D OBFR01 Monthly 618,313
NIKE, Inc. ................. Citibank NA (24,653,640) 02/24/28 (0.15)% 1D OBFR01 Monthly 662,022
Nippon Steel Corp. ........... JPMorgan Chase Bank NA (1,683,369) 02/10/27 (0.25)% 1D P TONA Monthly 64,981
Nippon Steel Corp. ........... Barclays Bank plc (1,997,441) 03/01/27 (0.20)% 1D P TONA Monthly 37,410
Nissan Motor Co. Ltd. ......... JPMorgan Chase Bank NA (1,511,933) 02/10/27 (0.15)% 1D OBFR01 Monthly (14,404)
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (7,564,314) 02/10/27 (0.25)% 1D OBFR01 Monthly 580,125
Norwegian Cruise Line Holdings Ltd. Citibank NA (3,993,942) 02/24/28 (0.15)% 1D OBFR01 Monthly 175,142
Omnicom Group, Inc. ......... Citibank NA (6,349,457) 02/24/28 (0.15)% 1D OBFR01 Monthly 50,745
ON Semiconductor Corp. ...... Citibank NA (3,449,278) 02/24/28 (0.15)% 1D OBFR01 Monthly (141,776)
Ono Pharmaceutical Co. Ltd. .... Citibank NA (1,815,153) 02/24/27 (0.10)% 1D OBFR01 Monthly (26,222)
ORLEN SA ................ Citibank NA (2,572,002) 02/24/27 (0.50)% 1D OBFR01 Monthly (103,291)
Pagaya Technologies Ltd. ...... Barclays Bank plc (3,872,705) 08/23/26 (0.38)% 1D OBFR01 Monthly 48,371
Pagaya Technologies Ltd. ...... JPMorgan Chase Bank NA (927,317) 02/09/27 (0.52)% 1D OBFR01 Monthly (113,947)
Panasonic Holdings Corp. ...... Citibank NA (11,720,334) 02/24/27 (0.14)% 1D OBFR01 Monthly (1,044,091)
Pandora A/S ............... Citibank NA (3,999,308) 02/24/27 (0.26)% 1D OBFR01 Monthly 120,694
PayPal Holdings, Inc. ......... Citibank NA (15,187,806) 02/24/28 0.00% 1D OBFR01 Monthly 320,243
Pernod Ricard SA ........... JPMorgan Chase Bank NA (1,241,488) 02/11/27 (0.26)% 1D OBFR01 Monthly 18,712
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (2,151,353) 02/10/27 (8.75)% 1D OBFR01 Monthly (348,385)
POSCO Future M Co. Ltd. ...... Citibank NA (1,963,258) 02/24/27 (4.50)% 1D OBFR01 Monthly 29,081
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (2,625,172) 02/24/27 (0.30)% 1D OBFR01 Monthly 73,017
Power Corp. of Canada ....... JPMorgan Chase Bank NA (1,041,506) 02/09/27 (0.25)% 1D OBFR01 Monthly (143,995)
Quanta Services, Inc. ......... Citibank NA (4,922,639) 02/24/28 (0.15)% 1D OBFR01 Monthly (895,154)
Randstad NV .............. JPMorgan Chase Bank NA (1,930,335) 02/11/27 (0.26)% 1D OBFR01 Monthly (221,824)
Renesas Electronics Corp. ..... Citibank NA (11,548,578) 02/24/27 (0.14)% 1D OBFR01 Monthly (473,786)
Restaurant Brands International, Inc. Citibank NA (4,701,677) 02/24/28 (0.20)% 1D OBFR01 Monthly (100,312)
Rocket Cos., Inc. ............ Citibank NA (2,485,769) 02/24/28 (0.97)% 1D OBFR01 Monthly 110,823
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (1,903,324) 02/10/27 (0.25)% 1D OBFR01 Monthly 50,055
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (2,785,368) 02/11/27 (0.26)% 1D OBFR01 Monthly 244,022
Sasol Ltd. ................. JPMorgan Chase Bank NA (7,420,779) 02/11/27 (0.40)% 1D OBFR01 Monthly (1,075,211)
SATS Ltd. ................. JPMorgan Chase Bank NA (615,525) 02/10/27 (0.30)% 1D OBFR01 Monthly 66,614
Schroders plc .............. Citibank NA (5,622,044) 02/24/27 (0.25)% 1D OBFR01 Monthly (46,241)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (1,799,345) 02/10/27 (0.75)% 1D OBFR01 Monthly 63,948
Seatrium Ltd. .............. Citibank NA (1,477,690) 02/24/27 (1.21)% 1D OBFR01 Monthly 721
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (1,240,021) 02/10/27 (0.30)% 1D OBFR01 Monthly 9,379
Sembcorp Industries Ltd. ...... Citibank NA (1,673,765) 02/24/27 (1.00)% 1D OBFR01 Monthly 51,626

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
SGH Ltd. ................. JPMorgan Chase Bank NA USD (1,888,689) 02/10/27 (0.25)% 1D OBFR01 Monthly $ 112,850
Shandong Gold Mining Co. Ltd. .. Citibank NA (4,206,509) 02/24/27 (0.30)% 1D OBFR01 Monthly 333,699
Sharp Corp. ............... JPMorgan Chase Bank NA (1,134,714) 02/10/27 (0.64)% 1D OBFR01 Monthly 101,697
Sharp Corp. ............... Citibank NA (220,748) 02/24/27 (1.34)% 1D OBFR01 Monthly 14,718
Shiseido Co. Ltd. ............ Citibank NA (4,473,060) 02/24/27 (0.10)% 1D OBFR01 Monthly (189,947)
SIG Group AG .............. Citibank NA (4,522,942) 02/24/27 (0.26)% 1D OBFR01 Monthly (578,773)
Sigma Foods SAB de CV ...... JPMorgan Chase Bank NA (322,735) 02/10/27 (0.50)% 1D OBFR01 Monthly 29,669
Sigma Foods SAB de CV ...... Citibank NA (572,012) 02/24/28 (0.85)% 1D OBFR01 Monthly 26,175
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (6,667,321) 02/10/27 (0.25)% 1D OBFR01 Monthly (528,822)
Smurfit WestRock plc ......... Citibank NA (8,342,163) 02/24/28 (0.15)% 1D OBFR01 Monthly 273,238
Southwest Airlines Co. ........ Citibank NA (2,426,446) 02/24/28 (0.15)% 1D OBFR01 Monthly (4,340)
STMicroelectronics NV ........ Citibank NA (4,219,739) 02/24/27 (0.26)% 1D OBFR01 Monthly (922,850)
Super Micro Computer, Inc. ..... Citibank NA (10,223,844) 02/24/28 (0.15)% 1D OBFR01 Monthly 402,698
Teledyne Technologies, Inc. ..... Citibank NA (2,628,730) 02/24/28 (0.15)% 1D OBFR01 Monthly 43,392
Telix Pharmaceuticals Ltd. ...... JPMorgan Chase Bank NA (739,414) 02/10/27 (1.00)% 1D AONIA Monthly (56,758)
Temenos AG (Registered) ...... Citibank NA (2,436,622) 02/24/27 (0.26)% 1D OBFR01 Monthly 180,106
TIS, Inc. .................. Citibank NA (2,704,288) 02/24/27 (0.10)% 1D OBFR01 Monthly 162,988
TKO Group Holdings, Inc. ...... Citibank NA (3,993,794) 02/24/28 (0.15)% 1D OBFR01 Monthly (442)
TOPPAN Holdings, Inc. ........ Citibank NA (4,748,931) 02/24/27 (0.12)% 1D OBFR01 Monthly (259,489)
Tourmaline Oil Corp. .......... Citibank NA (11,597,509) 02/24/28 (0.20)% 1D OBFR01 Monthly (1,231,347)
Trade Desk, Inc. (The) ........ Citibank NA (11,148,592) 02/24/28 (0.15)% 1D OBFR01 Monthly (14,196)
UDR, Inc. ................. Citibank NA (11,327,735) 02/24/28 (0.15)% 1D OBFR01 Monthly (600,688)
Unimicron Technology Corp. .... JPMorgan Chase Bank NA (213,238) 02/11/27 (1.00)% 1D OBFR01 Monthly (99,199)
Unimicron Technology Corp. .... Citibank NA (2,158,920) 02/24/27 (1.34)% 1D OBFR01 Monthly (539,398)
USA Rare Earth, Inc. ......... Barclays Bank plc (8,713,597) 08/23/26 (0.50)% 1D OBFR01 Monthly (192,036)
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (15,881,480) 02/09/27 (0.64)% 1D OBFR01 Monthly 34,429
Whitbread plc .............. Citibank NA (2,646,538) 02/24/27 (0.25)% 1D OBFR01 Monthly 224,095
Williams-Sonoma, Inc. ........ JPMorgan Chase Bank NA (1,700,147) 02/09/27 (0.15)% 1D OBFR01 Monthly 57,297
Willis Towers Watson plc ....... Citibank NA (9,974,756) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,204,518
Wise plc .................. Citibank NA (2,104,401) 02/24/27 (0.25)% 1D OBFR01 Monthly 44,037
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (361,965) 02/10/27 (0.76)% 1D OBFR01 Monthly 24,108
Xinyi Glass Holdings Ltd. ...... Citibank NA (1,923,374) 02/24/27 (2.00)% 1D OBFR01 Monthly (17,967)
Yakult Honsha Co. Ltd. ........ Citibank NA (3,868,241) 02/24/27 (0.25)% 1D OBFR01 Monthly (257,159)
Zebra Technologies Corp. ...... Citibank NA (2,569,405) 02/24/28 (0.15)% 1D OBFR01 Monthly (89,150)
Zensho Holdings Co. Ltd. ...... Citibank NA (1,332,371) 02/24/27 (0.11)% 1D OBFR01 Monthly (89,596)
Zijin Mining Group Co. Ltd. ..... Citibank NA (2,927,996) 02/24/27 (0.30)% 1D OBFR01 Monthly 113,731
ZTO Express Cayman, Inc. ..... JPMorgan Chase Bank NA (3,527,409) 02/10/27 (0.40)% HONIA Monthly (122,653)
      Total short positions of equity swaps 4,800,321
Total long and short position of equity swaps 1,708,483
Net dividends and financing fees (1,158,974)
Total equity swap contracts including dividends and financing fees $ 549,509
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.01
1-day ESTR ......................................... Euro Short-Term Rate 1.93
1-day IBR ........................................... Colombian Reference Banking Indicator 10.53
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5.34
1-day SOFR ......................................... Secured Overnight Financing Rate 3.65
1-day SONIA ......................................... Sterling Overnight Index Average 3.73
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0.99

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6.87%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1.40
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2.81
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6.78
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3.74
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6.25
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2.52
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3.66
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3.78
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 11,800,961 $ (10,563,989) $ 196,680,225 $ (62,205,945) $ —
OTC Swaps ..................................................... 3,069,045 (257,786) 33,162,850 (46,098,186) —
Options Written ................................................... N/A N/A 28,585,868 (23,161,341) (73,383,434)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 75,164,403 $ — $ 71,300,490 $ — $ 146,464,893
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 45,490,415 — — 45,490,415
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — 76,501,193 867,175 3,272,147 — 80,640,515
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 7,301,411 — — 189,378,814 — 196,680,225
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 4,313,882 31,348,145 — 569,868 — 36,231,895
$ — $ 11,615,293 $ 183,013,741 $ 46,357,590 $ 264,521,319 $ — $ 505,507,943
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ 19,159 $ — $ 146,912,444 $ — $ 44,280,404 $ — $ 191,212,007
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 35,151,386 — — 35,151,386
Options written
(b)
Options written at value ..................... — 792,272 46,068,952 5,022,358 21,499,852 — 73,383,434
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 3,453,810 — — 58,750,266 1,869 62,205,945
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 976,695 26,744,280 — 18,634,997 — 46,355,972
$ 19,159 $ 5,222,777 $ 219,725,676 $ 40,173,744 $ 143,165,519 $ 1,869 $ 408,308,744
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended April 30, 2026, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ (5,777,446) $ — $ 108,215,808 $ — $ (101,643,747) $ — $ 794,615
Forward foreign currency exchange contracts .... — — — (26,632,317) — — (26,632,317)
Options purchased
(a)
..................... (1,922,341) (661,397) (7,650,057) (11,054,973) (17,612,439) — (38,901,207)
Options written ........................ 766,277 2,361,653 170,490,771 11,494,990 37,239,297 — 222,352,988
Swaps .............................. — 1,642,533 (157,060,725) — 28,144,851 (23,727) (127,297,068)
$ (6,933,510) $ 3,342,789 $ 113,995,797 $ (26,192,300) $ (53,872,038) $ (23,727) $ 30,317,011
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ (19,159) $ — $ (78,670,580) $ — $ 66,305,285 $ 93,128 $ (12,291,326)
Forward foreign currency exchange contracts .... — — — (52,655,547) — — (52,655,547)
Options purchased
(b)
..................... (433,304) 35,749 (15,845,722) (3,039,054) (1,295,243) — (20,577,574)
Options written ........................ — (380,486) 23,358,154 2,109,215 (9,849,044) — 15,237,839
Swaps .............................. — 4,672,620 25,619,145 16,294 (166,340,606) (643,707) (136,676,254)
$ (452,463) $ 4,327,883 $ (45,539,003) $ (53,569,092) $ (111,179,608) $ (550,579) $ (206,962,862)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,318,632,560
Average notional value of contracts — short ................................................................................. 4,896,640,253
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 2,374,540,158
Average amounts sold — in USD ........................................................................................ 4,660,243,610
Options
Average value of option contracts purchased ................................................................................ 80,912,035
Average value of option contracts written ................................................................................... 70,679,787
Average notional value of swaption contracts purchased ......................................................................... 1,515,111,348
Average notional value of swaption contracts written ........................................................................... 7,231,755,483
Credit default swaps
Average notional value — buy protection ................................................................................... 215,288,291
Average notional value — sell protection ................................................................................... 227,238,297
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 1,527,433,659
Average notional value — receives fixed rate ................................................................................ 13,461,984,943
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 16,942,188
Equity swaps:
Average notional value — long .......................................................................................... 41,180,028
Average notional value — short ......................................................................................... 782,172,672
Total return swaps
Average notional value ............................................................................................... 286,322,746

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ (6,071,089)
Futures contracts .................................................................................... $ 64,414,837 $ 2,232,982
Forward foreign currency exchange contracts ................................................................. 45,490,415 35,151,386
Options
(a)(b)
........................................................................................ 80,640,515 73,383,434
Swaps — centrally cleared .............................................................................. 1,227,857 —
Swaps — OTC
(c)
..................................................................................... 36,231,895 45,196,998
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 228,005,519 $ 155,964,800
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(140,567,670) (45,988,716)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 87,437,849 $ 109,976,084
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Banco Santander SA .............................. $ 1,140,477 $ (63,921) $ — $ — $ 1,076,556
Bank of America NA ............................... 1,266,623 (1,266,623) — — —
Barclays Bank plc ................................ 12,967,760 (6,851,777) — — 6,115,983
BNP Paribas SA ................................. 5,579,318 (5,579,318) — — —
Citibank NA ..................................... 24,052,135 (21,429,243) — — 2,622,892
Credit Agricole Corporate & Investment Bank SA ............ 2,316 (2,316) — — —
Deutsche Bank AG ................................ 389,930 (389,930) — — —
Goldman Sachs International ......................... 5,954,260 (5,954,260) — — —
HSBC Bank plc .................................. 2,379,289 (1,475,054) — — 904,235
JPMorgan Chase Bank NA .......................... 22,089,522 (22,089,522) — — —
Morgan Stanley & Co. International plc .................. 6,488,510 (6,488,510) — — —
Natwest Markets plc ............................... 433,815 (433,815) — — —
Societe Generale SA .............................. 518,445 (242,569) — — 275,876
Standard Chartered Bank ........................... 163,237 (163,237) — — —
State Street Bank and Trust Co. ....................... 534,639 (460,380) — — 74,259
UBS AG ....................................... 2,337,522 (2,337,522) — — —
Wells Fargo Bank NA .............................. 1,140,051 (167,843) — — 972,208
$ 87,437,849 $ (75,395,840) $ — $ — $ 12,042,009

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(b)(e)
Banco Santander SA .............................. $ 63,921 $ (63,921) $ — $ — $ —
Bank of America NA ............................... 8,926,107 (1,266,623) — (7,620,839) 38,645
Barclays Bank plc ................................ 6,851,777 (6,851,777) — — —
BNP Paribas SA ................................. 12,202,207 (5,579,318) — (4,523,400) 2,099,489
Citibank NA ..................................... 21,429,243 (21,429,243) — — —
Credit Agricole Corporate & Investment Bank SA ............ 179,441 (2,316) — (70,000) 107,125
Deutsche Bank AG ................................ 5,442,866 (389,930) (252,936) (4,800,000) —
Goldman Sachs International ......................... 12,370,575 (5,954,260) (383,671) (6,032,644) —
HSBC Bank plc .................................. 1,475,054 (1,475,054) — — —
JPMorgan Chase Bank NA .......................... 23,110,098 (22,089,522) (1,020,576) — —
Morgan Stanley & Co. International plc .................. 7,208,767 (6,488,510) — (720,257) —
Natwest Markets plc ............................... 907,371 (433,815) — — 473,556
Nomura International plc ............................ 1,991,677 — (1,011,677) (980,000) —
Societe Generale SA .............................. 242,569 (242,569) — — —
Standard Chartered Bank ........................... 202,440 (163,237) — — 39,203
State Street Bank and Trust Co. ....................... 460,380 (460,380) — — —
UBS AG ....................................... 6,743,748 (2,337,522) (1,319,266) (1,010,000) 2,076,960
Wells Fargo Bank NA .............................. 167,843 (167,843) — — —
$ 109,976,084 $ (75,395,840) $ (3,988,126) $ (25,757,140) $ 4,834,978
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 41,216,531 $ — $ 41,216,531
Ireland .............................................. — 111,272,946 — 111,272,946
United Kingdom ........................................ — 3,792,664 — 3,792,664
United States .......................................... — 364,128,894 75,605,068 439,733,962
Common Stocks
Argentina ............................................ 2,214,737 — — 2,214,737
Australia ............................................. — 76,909,026 315 76,909,341
Austria .............................................. — 632,402 — 632,402
Belgium ............................................. — 18,987,839 — 18,987,839
Brazil ............................................... 32,978,010 — — 32,978,010
Canada ............................................. 271,083,850 — — 271,083,850
Chile ............................................... — — 75,705 75,705
China ............................................... 9,924,862 162,508,719 — 172,433,581
Czech Republic ........................................ 1,762,670 — — 1,762,670
Denmark ............................................. 2,571,579 52,284,020 — 54,855,599
Egypt ............................................... 2,228,791 3,715,724 — 5,944,515
Finland .............................................. — 9,306,330 — 9,306,330
France .............................................. — 286,475,236 — 286,475,236
Georgia ............................................. 3,888,704 — — 3,888,704
Germany ............................................ 5,371,474 139,704,870 1 145,076,345
Greece .............................................. 3,449,620 1,165,579 — 4,615,199
Hong Kong ........................................... — 25,170,278 — 25,170,278

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
Hungary ............................................. $ — $ 4,543,483 $ — $ 4,543,483
India ............................................... 749,804 65,037,297 — 65,787,101
Indonesia ............................................ 594,197 6,012,472 — 6,606,669
Ireland .............................................. 23,548,617 — — 23,548,617
Israel ............................................... 7,476,608 — 20,794 7,497,402
Italy ................................................ — 186,884,500 — 186,884,500
Japan ............................................... 11,378,298 292,892,270 — 304,270,568
Kazakhstan ........................................... 7,311,873 1,886,625 — 9,198,498
Luxembourg .......................................... — 154,147 — 154,147
Macau .............................................. — 2,686,994 — 2,686,994
Mexico .............................................. 33,635,159 12,336,567 — 45,971,726
Netherlands ........................................... 8,414,290 234,051,053 1,297,991 243,763,334
Norway .............................................. 2,439,861 7,772,993 — 10,212,854
Philippines ........................................... 2,949,172 — — 2,949,172
Poland .............................................. — 13,012,092 — 13,012,092
Puerto Rico ........................................... 2,918,056 — — 2,918,056
Republic of Turkiye ...................................... 3,457,252 11,620,103 — 15,077,355
Romania ............................................. 1,444,168 — — 1,444,168
Saudi Arabia .......................................... 579,633 13,191,283 — 13,770,916
Singapore ............................................ — 1,517,993 — 1,517,993
South Africa ........................................... 9,314,297 13,869,175 — 23,183,472
South Korea .......................................... 5,279,036 193,257,014 — 198,536,050
Spain ............................................... 1,916,906 44,742,123 — 46,659,029
Sweden ............................................. — 25,764,658 — 25,764,658
Switzerland ........................................... 12,339,143 75,197,241 — 87,536,384
Taiwan .............................................. — 372,488,251 — 372,488,251
Thailand ............................................. 829,964 4,945,642 — 5,775,606
United Arab Emirates .................................... 4,166,765 7,874,894 15 12,041,674
United Kingdom ........................................ 10,108,314 402,693,088 9,849,866 422,651,268
United States .......................................... 7,677,794,323 158,608,583 383,930,435 8,220,333,341
Zambia .............................................. 2,591,971 — — 2,591,971
Corporate Bonds
Angola .............................................. — 7,454,556 — 7,454,556
Argentina ............................................ — 818,090 — 818,090
Australia ............................................. — 11,275,990 38,623,101 49,899,091
Austria .............................................. — 5,090,068 — 5,090,068
Belgium ............................................. — 5,337,529 — 5,337,529
Brazil ............................................... — 5,761,794 — 5,761,794
Canada ............................................. — 66,478,974 58,118,966 124,597,940
Chile ............................................... — 2,895,849 — 2,895,849
China ............................................... — 29,096,130 — 29,096,130
Colombia ............................................ — 1,275,203 — 1,275,203
Czech Republic ........................................ — 3,833,673 — 3,833,673
Denmark ............................................. — 4,420,163 — 4,420,163
Finland .............................................. — 3,309,577 — 3,309,577
France .............................................. — 64,543,860 8,475,376 73,019,236
Germany ............................................ — 58,149,490 13,900,973 72,050,463
Greece .............................................. — 4,167,483 — 4,167,483
Hong Kong ........................................... — 2,225,380 — 2,225,380
India ............................................... — 6,822,903 5 6,822,908
Indonesia ............................................ — 3,488,020 — 3,488,020
Ireland .............................................. — 6,759,011 — 6,759,011
Israel ............................................... — 7,398,064 — 7,398,064
Italy ................................................ — 49,406,885 18,902,228 68,309,113
Jamaica ............................................. — 373,500 — 373,500
Japan ............................................... — 39,975,670 — 39,975,670
Jersey, Channel Islands ................................... — 6,255,011 — 6,255,011
Kazakhstan ........................................... — 558,546 — 558,546
Kuwait .............................................. — 650,519 — 650,519
Luxembourg .......................................... — 46,789,448 — 46,789,448
Macau .............................................. — 3,427,765 — 3,427,765
Malaysia ............................................. — 2,955,331 — 2,955,331
Mauritius ............................................. — — 45,194,311 45,194,311
Mexico .............................................. — 2,518,421 — 2,518,421
Netherlands ........................................... — 26,267,509 — 26,267,509
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
New Zealand .......................................... $ — $ 293,246 $ — $ 293,246
Nigeria .............................................. — 736,300 — 736,300
Pakistan ............................................. — 754,776 — 754,776
Peru ................................................ — 1,571,566 — 1,571,566
Philippines ........................................... — 1,062,716 — 1,062,716
Portugal ............................................. — 2,231,477 — 2,231,477
Republic of Turkiye ...................................... — 2,251,685 — 2,251,685
Singapore ............................................ — 477,230 8,080,383 8,557,613
Slovenia ............................................. — 1,023,321 — 1,023,321
South Africa ........................................... — 2,666,042 — 2,666,042
Spain ............................................... — 14,456,242 — 14,456,242
Sweden ............................................. — 18,235,812 — 18,235,812
Switzerland ........................................... — 4,149,730 — 4,149,730
Taiwan .............................................. — 368,122 — 368,122
Thailand ............................................. — 2,559,174 — 2,559,174
Ukraine ............................................. — 759,256 — 759,256
United Arab Emirates .................................... — 1,528,105 — 1,528,105
United Kingdom ........................................ — 108,474,568 6,727,707 115,202,275
United States .......................................... — 586,972,372 123,204,727 710,177,099
Uzbekistan ........................................... — 512,722 — 512,722
Vietnam ............................................. — 429,104 — 429,104
Fixed Rate Loan Interests
France .............................................. — 6,517,548 — 6,517,548
United States .......................................... — — 18,672,823 18,672,823
Floating Rate Loan Interests
Austria .............................................. — 1,178,180 — 1,178,180
Belgium ............................................. — 5,856,480 — 5,856,480
Canada ............................................. — 7,723,100 — 7,723,100
Finland .............................................. — 3,764,611 — 3,764,611
France .............................................. — 37,083,597 — 37,083,597
Germany ............................................ — 28,418,851 — 28,418,851
Ireland .............................................. — 2,682,712 — 2,682,712
Jersey, Channel Islands ................................... — — 14,001,856 14,001,856
Luxembourg .......................................... — 50,094,268 — 50,094,268
Netherlands ........................................... — 66,672,373 1,402,443 68,074,816
New Zealand .......................................... — 9,513,344 — 9,513,344
Norway .............................................. — 2,407,457 — 2,407,457
Spain ............................................... — 10,465,502 — 10,465,502
Sweden ............................................. — 11,965,816 — 11,965,816
United Kingdom ........................................ — 70,215,392 3,785,411 74,000,803
United States .......................................... — 165,431,008 71,899,244 237,330,252
Foreign Agency Obligations ................................. — 25,535,406 — 25,535,406
Foreign Government Obligations .............................. — 641,386,164 — 641,386,164
Grantor Trust ........................................... 282,587,309 — — 282,587,309
Investment Companies .................................... 196,952,637 — — 196,952,637
Municipal Bonds ......................................... — 8,532,268 — 8,532,268
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 4,504,065 — 4,504,065
Ireland .............................................. — 3,096,656 — 3,096,656
United States .......................................... — 255,547,687 53,177,408 308,725,095
Preferred Securities
Brazil ............................................... 23,298,505 — 17,729,582 41,028,087
Canada ............................................. — 349,956 — 349,956
Chile ............................................... — 368,813 — 368,813
China ............................................... — — 82,534,552 82,534,552
Finland .............................................. — 1,834,109 4,335,891 6,170,000
France .............................................. — 9,526,246 — 9,526,246
Germany ............................................ — 37,575,593 — 37,575,593
Greece .............................................. — 1,010,204 — 1,010,204
Hong Kong ........................................... — 781,548 — 781,548
India ............................................... — 495,970 — 495,970
Ireland .............................................. — 1,849,519 — 1,849,519
Italy ................................................ — 7,803,188 — 7,803,188
Japan ............................................... — 3,213,323 — 3,213,323
Luxembourg .......................................... — 2,482,655 — 2,482,655
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
Malaysia ............................................. $ — $ 1,013,036 $ — $ 1,013,036
Mexico .............................................. — 919,348 — 919,348
Netherlands ........................................... — 5,909,730 — 5,909,730
Norway .............................................. — 2,096,726 — 2,096,726
Singapore ............................................ — 779,901 — 779,901
Spain ............................................... — 13,389,972 — 13,389,972
Sweden ............................................. — 1,428,775 — 1,428,775
Switzerland ........................................... — 1,114,430 — 1,114,430
Thailand ............................................. — 2,318,612 — 2,318,612
United Kingdom ........................................ — 19,155,903 1,961,448 21,117,351
United States .......................................... 19,781,691 21,764,184 431,880,986 473,426,861
Rights ................................................ — — 128,645 128,645
U.S. Government Sponsored Agency Securities .................... — 122,228,764 — 122,228,764
U.S. Treasury Obligations ................................... — 59,749,258 — 59,749,258
Warrants .............................................. 22,856 5,159 17,525,299 17,553,314
Short-Term Securities
Foreign Government Obligations .............................. — 27,260,988 — 27,260,988
Money Market Funds ...................................... 425,484,074 — — 425,484,074
Options Purchased
Equity contracts .......................................... 49,418,982 27,082,211 — 76,501,193
Foreign currency exchange contracts ........................... — 867,175 — 867,175
Interest rate contracts ...................................... — 3,272,147 — 3,272,147
Unfunded Floating Rate Loan Interests
(a)
........................... — — 66 66
$ 9,164,258,058 $ 6,477,845,505 $ 1,511,043,621 $ 17,153,147,184
Investments valued at NAV
(b)
...................................... 21,255,847
$ 17,174,403,031
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 8,546,248 $ — $ 8,546,248
Equity contracts ........................................... 42,108,310 64,404,238 — 106,512,548
Foreign currency exchange contracts ............................ — 45,490,415 — 45,490,415
Interest rate contracts ....................................... 71,300,490 189,948,682 — 261,249,172
Liabilities
Commodity contracts ....................................... (19,159) — — (19,159)
Credit contracts ........................................... — (4,964,991) — (4,964,991)
Equity contracts ........................................... (181,786,304) (37,939,372) — (219,725,676)
Foreign currency exchange contracts ............................ — (40,173,744) — (40,173,744)
Interest rate contracts ....................................... (44,280,404) (98,885,115) — (143,165,519)
Other contracts ........................................... — (1,869) — (1,869)
$ (112,677,067) $ 126,424,492 $ — $ 13,747,425
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of April 30, 2025 . $ 59,694,383 $ 153,598,994 $ 439,464,315 $ 19,930,471 $ 281,672,829 $ 43,441,348 $ 444,033,724 $ — $ 2,576 $ 12,721,503 $ 1,454,560,143
Transfers into Level 3
(a)
.......... — 5,696,000 — — 4,151,424 — — — — — 9,847,424
Transfers out of Level 3
(b)(c)
........ — — — — (10,591,639) — — — — (13) (10,591,652)
Accrued discounts/premiums ....... (21,852) — 2,201,055 3,421 709,339 (201,275) — — — — 2,690,688
Net realized gain (loss) .......... 374,667 (2,028,719) 4,856,707 69,350 4,425,352 46,371 (42,530,598) — — (407,004) (35,193,874)
Net change in unrealized appreciation
(depreciation)
(d)(e)
............ 593,403 111,131,173 (37,241,341) (94,300) (12,254,297) 250,123 218,417,907 — (2,510) 5,210,813 286,010,971
Purchases ................... 47,577,262 128,891,434 64,033,326 91,926 47,695,083 35,726,386 42,041,112 128,645 — — 366,185,174
Sales ...................... (32,612,795) (2,113,760) (152,086,285) (1,328,045) (224,719,137) (26,085,545) (123,519,686) — — — (562,465,253)
Closing balance, as of April 30, 2026 ..
$ 75,605,068 $ 395,175,122 $ 321,227,777 $ 18,672,823 $ 91,088,954 $ 53,177,408 $ 538,442,459 $ 128,645 $ 66 $ 17,525,299 $ 1,511,043,621
Net change in unrealized appreciation
(depreciation) on investments still
held at April 30, 2026
(e)
........
$ 864,471 $ 109,128,523 $ (37,895,729) $ (69,211) $ (10,892,270) $ (1,010,319) $ 142,628,784 $ — $ 66 $ 5,028,523 $ 207,782,838
(a)
As of April 30, 2025, the Fund used observable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of April 30, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the fair value hierarchy.
(c)
As of April 30, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(d)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
Equity
Contracts
Liabilities
Interest
Rate
Contracts
Liabilities Total
Opening balance, as of April 30, 2025 ....................................................... $ (160,521) $ (27,177) $ (187,698)
Transfers into level 3 .................................................................. — — —
Transfers out of level 3
(a)
................................................................ 160,521 27,177 187,698
Accrued discounts/premiums ............................................................. — — —
Net realized gain (loss) ................................................................. — — —
Net change in unrealized appreciation (depreciation) ............................................. — — —
Purchases ......................................................................... — — —
Issues ............................................................................ — — —
Sales ............................................................................. — — —
Settlements ........................................................................ — — —
Closing balance, as of April 30, 2026 ........................................................
$ — $ — $ —
Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at April 30, 2026 ...
$ — $ — $ —
(a)
As of April 30, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
April 30, 2026
BlackRock Global Allocation Fund, Inc.

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Asset-Backed Securities and Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $18,333,700 as of April 30, 2026.
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $73,286,380.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities
(b)
....................... $ 65,579,068 Income Discount Rate 7% – 20% 9%
Common Stocks ............................. 394,604,922 Market Revenue Multiple 0.75x – 32.14x 6.86x
Time to Exit 1.0 – 5.8 years 4.7 years
Volatility 56% – 111% 102%
EBITDA Multiple 3.60x – 71.43x 67.97x
NAV Multiple 1.10x –
Liquidity Discount 12% 10% – 15%
Discount for Lack of
Marketability 12% –
Income Discount Rate 10% – 15% 12%
Corporate Bonds ............................. 321,227,764 Income Discount Rate 5% – 34% 13%
Estimated
Recovery Value 31% –
Market Volatility 55% 55%
Revenue Multiple 0.50x – 8.25x 8.25x
Direct Profit Multiple 2.00x –
Fixed Rate Loan Interests ....................... 18,672,823 Income Discount Rate 7% –
Floating Rate Loan Interests ...................... 69,724,010 Income Discount Rate 6% – 33% 16%
Non-Agency Mortgage-Backed Securities .............. 11,852,354 Income Discount Rate 8% –
Preferred Stocks
(b)
............................ 538,442,427 Income Discount Rate 10% – 16% 13%
Market Revenue Multiple 1.88x – 22.00x 13.79x
Time to Exit 1.0 – 4.0 years 3.1 years
Volatility 55% – 90% 72%
Gross Profit Multiple 14.25x –
EBITDAR Multiple 8.25x –
Market Adjustment
Multiple 0.20x – 1.20x 1.17x
Rights .................................... 128,645 Income Discount Rate 5% –
Warrants .................................. 17,525,228 Market Revenue Multiple 2.50x – 13.20x 11.13x
Time to Exit 0.3 – 4.9 years 3.2 years
Volatility 50% – 70% 57%
EBITDAR Multiple 9.75x –
$ 1,437,757,241

Consolidated Statement of Assets and Liabilities
April 30, 2026

Consolidated Statement of Assets and Liabilities
BlackRock
Global
Allocation Fund,
Inc.
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 16,570,977,659
Investments, at value — affiliated
(c)
.......................................................................................... 603,425,306
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 48,345,883
Collateral — TBA commitments ........................................................................................... 291,001
Futures contracts .................................................................................................... 219,325,000
Centrally cleared swaps ................................................................................................ 157,839,000
Foreign currency, at value
(d)
............................................................................................... 85,513,679
Receivables: –
Investments sold .................................................................................................... 61,831,230
Securities lending income — affiliated ...................................................................................... 112,547
Capital shares sold ................................................................................................... 3,902,114
Foreign withholding tax claims 90,188
Dividends — unaffiliated ............................................................................................... 16,474,663
Dividends — affiliated ................................................................................................. 1,523,455
Interest — unaffiliated ................................................................................................. 45,837,225
Variation margin on futures contracts ....................................................................................... 64,414,837
Variation margin on centrally cleared swaps .................................................................................. 1,227,857
Swap premiums paid ................................................................................................... 3,069,045
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 45,490,415
OTC swaps ........................................................................................................ 33,162,850
Unfunded floating rate loan interests ....................................................................................... 66
Prepaid e xpenses ..................................................................................................... 186,106
Other assets ......................................................................................................... 380,031
Total a ssets .........................................................................................................
17,963,420,157
LIABILITIES
Bank overdraft ........................................................................................................ 29,047,353
Collateral on securities loaned ............................................................................................. 183,560,843
Options written, at value
(e)
................................................................................................ 73,383,434
Payables: –
Investments purchased ................................................................................................ 299,906,631
Swaps   .......................................................................................................... 35,219,214
Capital shares redeemed ............................................................................................... 10,279,611
Deferred foreign capital gain tax .......................................................................................... 1,912,852
Investment advisory fees .............................................................................................. 9,935,301
Trustees' and Officer's fees ............................................................................................. 3,848
Other affiliate fees ................................................................................................... 77,843
Professional fees .................................................................................................... 239,591
Service and distribution fees ............................................................................................. 2,017,149
Variation margin on futures contracts ....................................................................................... 2,232,982
Other accrued expenses ............................................................................................... 5,597,516
Swap premiums received ................................................................................................ 257,786

Consolidated Statement of Assets and Liabilities
(continued)
April 30, 2026
2026
BlackRock Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock
Global
Allocation Fund,
Inc.
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 35,151,386
OTC swaps ........................................................................................................ 46,098,186
Total li abilities ........................................................................................................
734,921,526
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 17,228,498,631
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 12,790,096,491
Accumulated earnings .................................................................................................. 4,438,402,140
NET ASSETS ........................................................................................................
$ 17,228,498,631
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 12,319,799,831
(b)
  Securities loaned, at value ...................................................................................... $ 182,109,498
(c)
  Investments, at cost — affiliated ................................................................................... $ 791,944,432
(d)
  Foreign currency, at cost ....................................................................................... $ 85,184,717
(e)
  Premiums received ........................................................................................... $ 78,807,961

Consolidated Statement of Assets and Liabilities
(continued)
April 30, 2026

Consolidated Statement of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Global Allocation
Fund, Inc.
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 6,860,230,164
Shares outstanding ...................................................................................................
322,914,530
Net asset value .....................................................................................................
$ 21.24
Shares authorized ...................................................................................................
2.0 billion
Par value ......................................................................................................... $ 0.10
Investor A
Net assets .........................................................................................................
$ 8,591,132,749
Shares outstanding ...................................................................................................
408,823,773
Net asset value .....................................................................................................
$ 21.01
Shares authorized ...................................................................................................
2.0 billion
Par value ......................................................................................................... $ 0.10
Investor C
Net assets .........................................................................................................
$ 260,044,200
Shares outstanding ...................................................................................................
14,722,353
Net asset value .....................................................................................................
$ 17.66
Shares authorized ...................................................................................................
2.0 billion
Par value ......................................................................................................... $ 0.10
Class K
Net assets .........................................................................................................
$ 1,239,210,035
Shares outstanding ...................................................................................................
58,366,834
Net asset value .....................................................................................................
$ 21.23
Shares authorized ...................................................................................................
2.0 billion
Par value ......................................................................................................... $ 0.10
Class R
Net assets .........................................................................................................
$ 277,881,483
Shares outstanding ...................................................................................................
14,391,254
Net asset value .....................................................................................................
$ 19.31
Shares authorized ...................................................................................................
2.0 billion
Par value ......................................................................................................... $ 0.10

Consolidated Statement of Operations

Year Ended April 30, 2026
2026
BlackRock Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock
Global
Allocation Fund,
Inc.
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 173,147,374
Dividends — affiliated ................................................................................................. 17,835,202
Interest — unaffiliated ................................................................................................. 312,517,108
Securities lending income — affiliated — net ................................................................................. 775,666
Payment-in-kind interest — unaffiliated ..................................................................................... 10,201,579
Other income — affiliated .............................................................................................. 77,201
Foreign taxes withheld ................................................................................................ (7,974,239)
Foreign withholding tax claims ........................................................................................... 431,787
Total investment income .................................................................................................
507,011,678
EXPENSES
Investment advisory .................................................................................................. 126,569,358
Service and distribution — class specific .................................................................................... 25,296,168
Transfer agent — class specific .......................................................................................... 14,999,056
Custodian ......................................................................................................... 1,259,308
Accounting services .................................................................................................. 1,066,315
Professional ....................................................................................................... 781,737
Registration ....................................................................................................... 168,656
Trustees and Officer .................................................................................................. 131,856
Printing and postage ................................................................................................. 53,532
Miscellaneous ...................................................................................................... 781,154
Total expenses excluding interest expense .....................................................................................
171,107,140
Interest expense .................................................................................................... 362,247
Total expenses .......................................................................................................
171,469,387
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (5,715,776)
Total expenses after fees waived and/or reimbursed ..............................................................................
165,753,611
Net investment income ..................................................................................................
341,258,067
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,915,655,041
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 1,447,888,455
Investments — affiliated ............................................................................................. (3,829,917)
Forward foreign currency exchange contracts ............................................................................... (26,632,317)
Foreign currency transactions ......................................................................................... (27,816,403)
Futures contracts .................................................................................................. 794,615
Options written ................................................................................................... 222,352,988
Short sales — unaffiliated ............................................................................................ (94,981)
Swaps ......................................................................................................... (127,297,068)
A
1,485,365,372
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... 1,617,021,535
Investments — affiliated ............................................................................................. (1,250,977)
Forward foreign currency exchange contracts ............................................................................... (52,655,547)
Foreign currency translations .......................................................................................... 936,497
Futures contracts .................................................................................................. (12,291,326)
Options written ................................................................................................... 15,237,839
Swaps ......................................................................................................... (136,676,254)
Unfunded floating rate loan interests ..................................................................................... (32,100)
A
1,430,289,667
Net realized and unrealized gain ...........................................................................................
2,915,655,039
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 3,256,913,106
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (108,274)
(b)
Net of increase in deferred foreign capital gain tax of ............................................................................ $ (1,912,223)

Consolidated Statements of Changes in Net Assets

Consolidated Statements of Changes in Net Assets
BlackRock Global Allocation Fund, Inc.
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 341,258,067  $ 371,282,719
Net realized gain .................................................................................. 1,485,365,372  1,018,333,906
Net change in unrealized appreciation (depreciation) .......................................................... 1,430,289,667  258,321,861
Net increase in net assets resulting from operations ............................................................. 3,256,913,106  1,647,938,486
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (598,233,599) (487,186,434)
Investor A ...................................................................................... (753,249,679) (607,135,851)
Investor C ...................................................................................... (26,882,186) (24,157,138)
Class K ....................................................................................... (108,124,802) (85,109,546)
Class R ....................................................................................... (25,352,149) (20,009,246)
Decrease in net assets resulting from distributions to shareholders ................................................... (1,511,842,415) (1,223,598,215)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (430,153,493) (1,457,936,808)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 1,314,917,198  (1,033,596,537)
Beginning of year .................................................................................... 15,913,581,433  16,947,177,970
End of year ........................................................................................
$ 17,228,498,631  $ 15,913,581,433
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Global Allocation Fund, Inc.
Institutional
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ...........................
$ 19.15  $ 18.71  $ 17.41  $ 18.50  $ 22.84
Net investment income
(a)
.................................
0 .44  0 .45  0 .49  0 .36  0 .27
Net realized and unrealized gain (loss) ........................
3 .53  1 .43  1 .09  ( 0 .45 ) ( 2 .45 )
Net increase (decrease) from investment operations ................ 3.97  1.88  1.58  (0.09) (2.18)
Distributions
(b)
– – – – –
From net investment income .............................. ( 0 .55 ) ( 0 .25 ) ( 0 .28 ) ( 0 .00 )
(c)
( 0 .27 )
From net realized gain ................................... ( 1 .33 ) ( 1 .19 ) —  ( 1 .00 ) ( 1 .89 )
Total distributions ........................................ (1.88) (1.44) (0.28) (1.00) (2.16)
Net asset value, end of year ............................... $ 21.24  $ 19.15  $ 18.71  $ 17.41  $ 18.50
Total Return
(d)
Based on net asset value .................................. 21.62%
(e)
10.25%
(e)
9.15% (0.12)% (10.58)%
Ratios to Average Net Assets
(f)
Total expen ses .........................................
0.88% 0.89% 0.88% 0.87% 0.88%
Total expenses after fees waived and/or reimbursed ................
0.84% 0.86% 0.84% 0.83% 0.83%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims . .............................................
0.84% 0.86% 0.84% 0.82% 0.81%
Net investment income ...................................
2.16% 2.36% 2.74% 2.09% 1.25%
Supplemental Data
Net assets, end of year (000) ................................ $ 6,860,230  $ 6,245,636  $ 6,705,756  $ 7,134,880  $ 8,836,844
Portfolio turnover rate
(g) (h)
................................... 130% 138% 173% 174% 124%
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Portfolio turnover rate (excluding MDRs) .........................................
121% 133% 130% 139% 112%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Global Allocation Fund, Inc.
Investor A
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ...........................
$ 18.96  $ 18.53  $ 17.22  $ 18.34  $ 22.65
Net investment income
(a)
.................................
0 .39  0 .40  0 .44  0 .31  0 .21
Net realized and unrealized gain (loss) ........................
3 .50  1 .42  1 .08  ( 0 .45 ) ( 2 .42 )
Net increase (decrease) from investment operations ................ 3.89  1.82  1.52  (0.14) (2.21)
Distributions
(b)
– – – – –
From net investment income .............................. ( 0 .51 ) ( 0 .22 ) ( 0 .21 ) ( 0 .00 )
(c)
( 0 .21 )
From net realized gain ................................... ( 1 .33 ) ( 1 .17 ) —  ( 0 .98 ) ( 1 .89 )
Total distributions ........................................ (1.84) (1.39) (0.21) (0.98) (2.10)
Net asset value, end of year ............................... $ 21.01  $ 18.96  $ 18.53  $ 17.22  $ 18.34
Total Return
(d)
Based on net asset value .................................. 21.35%
(e)
10.03%
(e)
8.86% (0.39)% (10.78)%
Ratios to Average Net Assets
(f)
Total expen ses .........................................
1.11% 1.13% 1.12% 1.12% 1.13%
Total expenses after fees waived and/or reimbursed ................
1.08% 1.10% 1.08% 1.08% 1.08%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims . .............................................
1.08% 1.09% 1.08% 1.07% 1.06%
Net investment income ...................................
1.93% 2.11% 2.50% 1.84% 0.98%
Supplemental Data
Net assets, end of year (000) ................................ $ 8,591,133  $ 8,019,634  $ 8,492,648  $ 9,083,078  $ 10,557,693
Portfolio turnover rate
(g) (h)
................................... 130% 138% 173% 174% 124%
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Portfolio turnover rate (excluding MDRs) .........................................
121% 133% 130% 139% 112%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Global Allocation Fund, Inc.
Investor C
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ...........................
$ 16.20  $ 16.01  $ 14.91  $ 16.08  $ 20.11
Net investment income
(a)
.................................
0 .19  0 .23  0 .27  0 .15  0 .04
Net realized and unrealized gain (loss) ........................
2 .97  1 .21  0 .91  ( 0 .39 ) ( 2 .13 )
Net increase (decrease) from investment operations ................ 3.16  1.44  1.18  (0.24) (2.09)
Distributions
(b)
– – – – –
From net investment income .............................. ( 0 .37 ) ( 0 .12 ) ( 0 .08 ) ( 0 .00 )
(c)
( 0 .05 )
From net realized gain ................................... ( 1 .33 ) ( 1 .13 ) —  ( 0 .93 ) ( 1 .89 )
Total distributions ........................................ (1.70) (1.25) (0.08) (0.93) (1.94)
Net asset value, end of year ............................... $ 17.66  $ 16.20  $ 16.01  $ 14.91  $ 16.08
Total Return
(d)
Based on net asset value .................................. 20.37%
(e)
9.15%
(e)
7.94% (1.12)% (11.50)%
Ratios to Average Net Assets
(f)
Total expen ses .........................................
1.92% 1.93% 1.91% 1.91% 1.90%
Total expenses after fees waived and/or reimbursed ................
1.89% 1.90% 1.88% 1.87% 1.85%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims . .............................................
1.88% 1.90% 1.88% 1.86% 1.84%
Net investment income ...................................
1.13% 1.38% 1.76% 1.05% 0.21%
Supplemental Data
Net assets, end of year (000) ................................ $ 260,044  $ 274,762  $ 356,346  $ 517,945  $ 780,451
Portfolio turnover rate
(g) (h)
................................... 130% 138% 173% 174% 124%
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Portfolio turnover rate (excluding MDRs) .........................................
121% 133% 130% 139% 112%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Global Allocation Fund, Inc.
Class K
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ...........................
$ 19.14  $ 18.70  $ 17.42  $ 18.50  $ 22.84
Net investment income
(a)
.................................
0 .46  0 .47  0 .51  0 .37  0 .28
Net realized and unrealized gain (loss) ........................
3 .53  1 .43  1 .08  ( 0 .44 ) ( 2 .44 )
Net increase (decrease) from investment operations ................ 3.99  1.90  1.59  (0.07) (2.16)
Distributions
(b)
– – – – –
From net investment income .............................. ( 0 .57 ) ( 0 .26 ) ( 0 .31 ) ( 0 .00 )
(c)
( 0 .29 )
From net realized gain ................................... ( 1 .33 ) ( 1 .20 ) —  ( 1 .01 ) ( 1 .89 )
Total distributions ........................................ (1.90) (1.46) (0.31) (1.01) (2.18)
Net asset value, end of year ............................... $ 21.23  $ 19.14  $ 18.70  $ 17.42  $ 18.50
Total Return
(d)
Based on net asset value .................................. 21.76%
(e)
10.38%
(e)
9.20% (0.03)% (10.51)%
Ratios to Average Net Assets
(f)
Total expen ses .........................................
0.78% 0.79% 0.78% 0.79% 0.80%
Total expenses after fees waived and/or reimbursed ................
0.75% 0.76% 0.75% 0.75% 0.75%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims . .............................................
0.74% 0.76% 0.74% 0.74% 0.73%
Net investment income ...................................
2.26% 2.43% 2.84% 2.17% 1.31%
Supplemental Data
Net assets, end of year (000) ................................ $ 1,239,210  $ 1,117,619  $ 1,119,146  $ 1,248,515  $ 1,470,032
Portfolio turnover rate
(g) (h)
................................... 130% 138% 173% 174% 124%
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Portfolio turnover rate (excluding MDRs) .........................................
121% 133% 130% 139% 112%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

(a)
  Based on average shares outstanding.
(b)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
  Amount is greater than $(0.005) per share.
(d)
  Where applicable, assumes the reinvestment of distributions.
(e)
  Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
  Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
  Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Global Allocation Fund, Inc.
Class R
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ...........................
$ 17.56  $ 17.26  $ 16.04  $ 17.19  $ 21.37
Net investment income
(a)
.................................
0 .29  0 .31  0 .35  0 .23  0 .12
Net realized and unrealized gain (loss) ........................
3 .23  1 .31  1 .00  ( 0 .42 ) ( 2 .28 )
Net increase (decrease) from investment operations ................ 3.52  1.62  1.35  (0.19) (2.16)
Distributions
(b)
– – – – –
From net investment income .............................. ( 0 .44 ) ( 0 .17 ) ( 0 .13 ) ( 0 .00 )
(c)
( 0 .13 )
From net realized gain ................................... ( 1 .33 ) ( 1 .15 ) —  ( 0 .96 ) ( 1 .89 )
Total distributions ........................................ (1.77) (1.32) (0.13) (0.96) (2.02)
Net asset value, end of year ............................... $ 19.31  $ 17.56  $ 17.26  $ 16.04  $ 17.19
Total Return
(d)
Based on net asset value .................................. 20.91%
(e)
9.63%
(e)
8.46% (0.75)% (11.15)%
Ratios to Average Net Assets
(f)
Total expen ses .........................................
1.50% 1.49% 1.48% 1.49% 1.50%
Total expenses after fees waived and/or reimbursed ................
1.46% 1.46% 1.45% 1.45% 1.46%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims . .............................................
1.46% 1.45% 1.44% 1.44% 1.44%
Net investment income ...................................
1.54% 1.75% 2.14% 1.46% 0.62%
Supplemental Data
Net assets, end of year (000) ................................ $ 277,881  $ 255,931  $ 273,282  $ 304,620  $ 329,831
Portfolio turnover rate
(g) (h)
................................... 130% 138% 173% 174% 124%
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Portfolio turnover rate (excluding MDRs) .........................................
121% 133% 130% 139% 112%

Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Global Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of BlackRock Cayman Global Allocation Fund I, Ltd. (the
“Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $298,185,633, which is 1.7% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
The accompanying consolidated financial statements of the Fund include the account of BlackRock Global Allocation Fund Subsidiary LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. Taxes payable or deferred as of April 30, 2026, if any, are disclosed in the
Consolidated Statement of Assets and Liabilities. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $64,407,374, which is 0.4% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026 , if any, are disclosed in the  Consolidated Statement of Assets and
Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of
Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared and paid annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with one of its custodians whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated Statement of Operations.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's consolidated financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction.
The Fund’s adoption of the new standard did not have a material impact on  consolidated financial statement disclosures and did not affect the Fund’s consolidated financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”)
to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets

Notes to Consolidated Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of April 30, 2026, certain investments of the Fund were fair valued using NAV as a practical expedient (or its equivalent) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

Notes to Consolidated Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of April 30, 2026, the Fund had outstanding commitments of $57,857,519. These commitments are not included in the net assets of the Fund as of April 30, 2026.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global
Allocation Fund, Inc. CML The Ben, Delayed Draw 1st Lien Term Loan ........... $ 489,043 $ 484,398 $ 484,464 $ 66
$ 66

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or bitcoin futures or Ethereum futures (commodity risk) or to the applicable commodities market (commodities price risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. The Fund may invest in cash-settled bitcoin or Ethereum futures that are traded on commodity exchanges registered with the Commodity
Futures Trading Commission. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
BofA Securities, Inc. ............................... $ 474 $ (474) $ — $ —
Citigroup Global Markets, Inc. ........................ 18,055,431 (18,055,431) — —
Goldman Sachs & Co. LLC .......................... 44,842,138 (44,842,138) — —
J.P. Morgan Securities LLC .......................... 41,059,197 (41,059,197) — —
Jefferies LLC .................................... 10,704,520 (10,704,520) — —
Mizuho Securities USA LLC .......................... 174,778 (174,778) — —
Morgan Stanley .................................. 24,316,514 (24,316,514) — —
National Financial Services LLC ....................... 12,347,501 (12,347,501) — —
TD Securities (USA) LLC ........................... 30,608,945 (30,586,051) — 22,894
$ 182,109,498 $ (182,086,604) $ — $ 22,894
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Consolidated Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.75% of the average daily value of the Fund’s net assets.
The Manager provides investment management and other services to the Cayman Subsidiary and Taxable Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary and Taxable Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the
Fund’s net assets, which includes the assets of the Cayman Subsidiary and Taxable Subsidiary.
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-
transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year  ended  April 30, 2026 , the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
For the year ended April 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  April 30, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A
Shares for a total of $50,769 .
For the year ended April 30, 2026, affiliates received CDSCs as follows:
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Class R .................................................................................................. 0 .25 0 .25
Investor A Investor C Class R Total
Service and distribution - class specific ................................................... $ 21,178,661 $ 2,750,339 $ 1,367,168 $ 25,296,168
Fund Name Institutional
BlackRock Global Allocation Fund, Inc. ........................................................................................... $ 912,131
Institutional Investor A Investor C Class K Class R Total
Reimbursed Amount ........................................ $ 13,110 $ 135,519 $ 30,576 $ 2,262 $ 1,287 $ 182,754
Institutional Investor A Investor C Class K Class R Total
Transfer agent fees - class specific .............................. $ 6,713,056 $ 7,256,960 $ 391,682 $ 31,504 $ 605,854 $ 14,999,056
Investor A $ 53,178
Investor C 18,550

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees payable by the Fund through
June 30, 2027, so that the Manager receives such fee as a percentage of average daily net assets of the Fund as follows:
The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended April 30, 2026, the Manager waived $4,313,140 pursuant to this agreement.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended April 30, 2026, the amount waived was $290,372.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds and other exchange-traded products sponsored by BlackRock or its affiliates that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For
the year ended April 30, 2026, the Manager waived $1,112,264 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For
the year ended April 30, 2026, the Fund paid BIM $182,467 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
Other Transactions: During the  year ended April 30, 2026 , the Fund received a reimbursement of $77,201 from an affiliate, which is included in Other income - affiliated in the Consolidated Statement of Operations, related to an operating event.
Average Daily Net Assets
Investment
Advisory Fees
First $10 billion ........................................................................................................ 0.75%
$1 0 billion - $ 15 billion ................................................................................................... 0.69
$15 billion - $20 billion ................................................................................................... 0.68
$20 billion - $25 billion ................................................................................................... 0.67
$25 billion - $30 billion ................................................................................................... 0.65
$30 billion - $40 billion ................................................................................................... 0.63
$40 billion - $60 billion ................................................................................................... 0.62
$60 billion - $80 billion ................................................................................................... 0.61
Greater than $ 8 0 billion ................................................................................................... 0.60

Notes to Consolidated Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

7. PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended April 30, 2026, purchases and sales related to mortgage dollar rolls were $1,381,743,115 and $1,382,817,805, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these consolidated financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses and net losses derived from the Fund’s wholly owned subsidiary were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions, classification of investments and the realization for tax purposes of unrealized gains on constructive sales.
As of April 30, 2026 , gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating
Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Global Allocation Fund, Inc. ....................................... $ 1,315,362,381 $ 1,301,556,228 $ 19,663,397,730 $ 21,621,418,550
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
BlackRock Global Allocation Fund, Inc. ............................................................ $ (13,880,409) $ 13,880,409
—
Fund Name
Year Ended
04/30/26
Year Ended
04/30/25
BlackRock Global Allocation Fund, Inc.
Ordinary income ...................................................................................... $ 1,247,263,542 $ 1,137,759,429
Long-term capital gains ................................................................................. 264,578,873 85,838,786
$ 1,511,842,415 $ 1,223,598,215
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Global Allocation Fund, Inc. ............................................ $ 1,038,264,887 $ 1,268,036 $ 3,398,869,217 $ 4,438,402,140
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation Fund, Inc. ................................... $ 13,137,762,624 $ 5,441,420,031 $ (1,232,477,350) $ 4,208,942,681

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April
30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;

Notes to Consolidated Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its  Consolidated Schedule of
Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
04/30/26
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation Fund, Inc.
Institutional
Shares sold ..........................................
36,909,776 $ 756,548,118 35,391,531 $ 682,134,121
Shares issued in reinvestment of distributions .....................
27,641,549 550,869,252 23,691,399 449,225,220
Shares redeemed ......................................
(67,749,409) (1,388,462,662) (91,464,237) (1,764,995,390)
(3,198,084) $ (81,045,292) (32,381,307) $ (633,636,049)
Investor A
Shares sold and automatic conversion of shares ....................
16,154,736 $ 327,842,290 16,958,425 $ 323,993,678
Shares issued in reinvestment of distributions .....................
35,053,335 691,427,814 29,658,780 557,168,018
Shares redeemed ......................................
(65,302,284) (1,322,750,681) (81,958,639) (1,565,937,841)
(14,094,213) $ (303,480,577) (35,341,434) $ (684,776,145)
Investor C
Shares sold ..........................................
1,524,119 $ 26,191,449 1,329,774 $ 21,779,728
Shares issued in reinvestment of distributions .....................
1,584,071 26,413,471 1,467,636 23,692,151
Shares redeemed and automatic conversion of shares ...............
(5,344,378) (91,756,839) (8,092,687) (133,131,981)
(2,236,188) $ (39,151,919) (5,295,277) $ (87,660,102)
Class K
Shares sold ..........................................
9,146,715 $ 187,818,601 11,494,813 $ 223,200,371
Shares issued in reinvestment of distributions .....................
5,425,417 108,013,284 4,489,427 85,025,950
Shares redeemed ......................................
(14,593,054) (298,243,618) (17,451,888) (337,526,665)
(20,922) $ (2,411,733) (1,467,648) $ (29,300,344)
Class R
Shares sold ..........................................
1,333,852 $ 24,940,369 1,581,537 $ 28,022,835
Shares issued in reinvestment of distributions .....................
1,393,369 25,325,534 1,145,096 19,972,161
Shares redeemed ......................................
(2,908,558) (54,329,875) (3,985,551) (70,559,164)
(181,337) $ (4,063,972) (1,258,918) $ (22,564,168)
(19,730,744) $ (430,153,493) 75,744,584 $ 1,457,936,808

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

Report of Independent Registered Public Accounting Firm
2026
BlackRock Annual Financial Statements and Additional Information

To the Shareholders and Board of Directors of BlackRock Global Allocation Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Global Allocation Fund, Inc. and subsidiaries (the “Fund”), including the consolidated schedule of investments, as of April 30, 2026, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026
:
The following amount, or maximum amount allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2026:
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended April 30, 2026:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April
30, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2026:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2026:
Fund Name
Qualified Dividend
Income
BlackRock Global Allocation Fund, Inc. .................................................................................... $ 123,181,334
Fund Name
Qualified Business
Income
BlackRock Global Allocation Fund, Inc. .................................................................................... $ 187,709
Fund Name
20% Rate Long-Term
Capital Gain Dividends
BlackRock Global Allocation Fund, Inc. .................................................................................... $ 264,578,873
Fund Name Federal Obligation Interest
BlackRock Global Allocation Fund, Inc. .................................................................................... $ 6,926,291
Fund Name
Dividends-Received
Deduction
BlackRock Global Allocation Fund, Inc. .................................................................................... 3 .93%
Fund Name Interest Dividends
BlackRock Global Allocation Fund, Inc. .................................................................................... $ 241,365,687
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
BlackRock Global Allocation Fund, Inc. ................................................................. $ 121,645,430 $ 818,563,904

Additional Information
2026
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation is paid by the Corporation, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
JPMorgan Chase Bank, N.A.
(a)
New York, NY 10179
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
JPMorgan Chase Bank, N.A.
(a)
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
(a)
Conversion occurred after Close of Business on 6/13/25.

Glossary of Terms Used in these Financial Statements
2026
BlackRock Annual Financial Statements and Additional Information

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
AONIA AUD - 1D Overnight Reserve Bank of Australia Rate
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CVR Contingent Value Rights
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
P TONA JPY - Provisional 1D Overnight Tokyo Average Rate
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SSARON CHF - Swiss Average Rate O/N
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
STACR Structured Agency Credit Risk
TIPS Treasury Inflation Protected Securities
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Global Allocation Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Global Allocation Fund, Inc.

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Global Allocation Fund, Inc.

Date: June 23, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: June 23, 2026